UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Dynamic Funds
702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

9.30.2018

Rydex Funds Semi-Annual Report

Domestic Equity Funds
S&P 500® 2x Strategy Fund
Inverse S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® 2x Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund
Russell 2000® 2x Strategy Fund
Inverse Russell 2000® 2x Strategy Fund

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
S&P 500® 2x STRATEGY FUND	9
INVERSE S&P 500® 2x STRATEGY FUND	21
NASDAQ-100® 2x STRATEGY FUND	28
INVERSE NASDAQ-100® 2x STRATEGY FUND	36
DOW 2x STRATEGY FUND	43
INVERSE DOW 2x STRATEGY FUND	50
RUSSELL 2000® 2x STRATEGY FUND	57
INVERSE RUSSELL 2000® 2x STRATEGY FUND	83
NOTES TO FINANCIAL STATEMENTS	90
OTHER INFORMATION	104
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	107
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	111

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2018

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our funds (the “Fund” or “Funds”). This report covers performance for the six-month period ended September 30, 2018.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Performance Report and Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC
October 31, 2018

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

Inverse and leveraged Funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a Fund from correlating with the monthly, quarterly, annual, or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. ● For more on these and other risks, please read the prospectus.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2018

While much has been made of second quarter real gross domestic product ("GDP") growth hitting an annualized 4.2%, 2018 may be as good as it gets for growth.

The expansion was boosted by several factors, most notably the one-shot tax cut stimulus, the impact of which will fade next year. In addition, we saw a 60 basis-point lift from exporters racing to beat Chinese tariffs, a surge in energy investment, and consumers spending initial tax cut gains. Even adjusting for these factors, the economy still shows signs of overheating, with growth well above potential. Our work shows that sustainable potential growth is approximately 1.5%. Although growth could exceed an annualized 3% for the next few quarters, amplified by a fiscal boost from tax cuts and higher government spending, maintaining annualized 2–3% growth beyond that would require a significant pickup in productivity growth, which we believe is unsustainable.

Consumption will continue to drive growth amid increases in employment and hourly earnings. The recent upward revision of the personal saving rate shows consumer spending may have more room to run, but we see weakness in other areas. We have yet to see a big boost in capital expenditures from tax cuts, and concerns around tariffs have yet to fade. Housing may continue to be an area of weakness, with high prices, rising mortgage rates, and supply constraints holding back activity in the sector. Exports could also be held back by dollar strength.

Signs of overheating in the economy are evident in the labor market. Unemployment will likely continue to decline, forcing businesses to boost wages to attract and retain workers. At 3.7%, the unemployment rate is well below most estimates of the sustainable natural rate (including the U.S. Federal Reserve’s (the "Fed") estimate of 4.5%). We expect unemployment to approach 3.5% by the end of the year, because the pace of job creation, averaging 190,000 over the past three months, is well above trend labor force growth of about 100,000 per month. History shows that recession risks rise as the unemployment rate falls below the natural rate.

The Fed may have a new problem in the coming quarters—inflation consistently running above its 2% target even as economic growth slows. Core inflation, as measured by the deflator for personal consumption expenditures ("PCE") excluding food and energy, has risen to 2.0% year over year, in line with the Fed’s target.

Core inflation is a lagging indicator of economic growth, typically trailing by about 18 months. So even as the economy cools over the rest of the year and into 2019, underlying inflation will continue to trend higher.

In the six months ended September 30, 2018, the Standard & Poor's 500® ("S&P 500®") Index* generated a total return of 11.41%, rising from 2,640.87 to 2,913.98. In September, the Federal Open Market Committee ("FOMC") raised the federal funds rate as expected to a target range of 2-2.25%, and removed the word “accommodative” to describe the stance of monetary policy.

We believe the Fed will raise the fed funds rate one more time in 2018 and four more times in 2019. Ultimately, tighter monetary policy may increasingly restrict consumption, business investment, and housing as the Fed aims to reduce growth to a more sustainable pace. As tighter policy gains traction, the ensuing growth slowdown could become self-reinforcing. Indeed, our recession dashboard continues to point to a recession beginning around early 2020.

For the six months ended September 30, 2018, the MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 0.44%. The return of the MSCI Emerging Markets Index* was -8.73%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -0.14% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 3.46%. The return of the ICE Bank of America ("BofA") Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.95% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2018

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Dow Jones Industrial Average® (“DJIA”) is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ. The DJIA was invented by Charles Dow back in 1896.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade, and biotechnology. It does not contain securities of financial companies, including investment companies.

Russell 2000® Index measures the performance of the small-cap value segment of the U.S. equity universe.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 29, 2018 and ending September 30, 2018 for actual Fund returns. Hypothetical Fund returns are for the period beginning March 31, 2018 and ending September 30, 2018.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 29, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® 2x Strategy Fund
A-Class	1.77%	20.79%	$ 1,000.00	$ 1,207.90	$ 9.90
C-Class	2.50%	20.34%	1,000.00	1,203.40	13.96
H-Class	1.77%	20.80%	1,000.00	1,208.00	9.90
Inverse S&P 500® 2x Strategy Fund
A-Class	1.78%	(19.15%)	1,000.00	808.50	8.16
C-Class	2.46%	(19.44%)	1,000.00	805.60	11.26
H-Class	1.76%	(19.14%)	1,000.00	808.60	8.07
NASDAQ-100® 2x Strategy Fund
A-Class	1.81%	31.46%	1,000.00	1,314.60	10.62
C-Class	2.54%	30.97%	1,000.00	1,309.70	14.87
H-Class	1.80%	31.46%	1,000.00	1,314.60	10.56
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.84%	(27.12%)	1,000.00	728.80	8.06
C-Class	2.45%	(27.32%)	1,000.00	726.80	10.72
H-Class	1.79%	(27.11%)	1,000.00	728.90	7.84
Dow 2x Strategy Fund
A-Class	1.79%	19.76%	1,000.00	1,197.60	9.97
C-Class	2.54%	19.32%	1,000.00	1,193.20	14.12
H-Class	1.79%	19.75%	1,000.00	1,197.50	9.97
Inverse Dow 2x Strategy Fund
A-Class	1.78%	(18.89%)	1,000.00	811.10	8.17
C-Class	2.50%	(19.21%)	1,000.00	807.90	11.45
H-Class	1.80%	(18.91%)	1,000.00	810.90	8.26
Russell 2000® 2x Strategy Fund
A-Class	1.78%	21.37%	1,000.00	1,213.70	9.99
C-Class	2.53%	20.92%	1,000.00	1,209.20	14.16
H-Class	1.81%	21.23%	1,000.00	1,212.30	10.15
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.79%	(19.88%)	1,000.00	801.20	8.17
C-Class	2.54%	(20.19%)	1,000.00	798.10	11.57
H-Class	1.81%	(19.90%)	1,000.00	801.00	8.26

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period[4]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® 2x Strategy Fund
A-Class	1.77%	5.00%	$ 1,000.00	$ 1,016.19	$ 8.95
C-Class	2.50%	5.00%	1,000.00	1,012.53	12.61
H-Class	1.77%	5.00%	1,000.00	1,016.19	8.95
Inverse S&P 500® 2x Strategy Fund
A-Class	1.78%	5.00%	1,000.00	1,016.14	9.00
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.76%	5.00%	1,000.00	1,016.24	8.90
NASDAQ-100® 2x Strategy Fund
A-Class	1.81%	5.00%	1,000.00	1,015.99	9.15
C-Class	2.54%	5.00%	1,000.00	1,012.33	12.81
H-Class	1.80%	5.00%	1,000.00	1,016.04	9.10
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.84%	5.00%	1,000.00	1,015.84	9.30
C-Class	2.45%	5.00%	1,000.00	1,012.78	12.36
H-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
Dow 2x Strategy Fund
A-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
C-Class	2.54%	5.00%	1,000.00	1,012.33	12.81
H-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
Inverse Dow 2x Strategy Fund
A-Class	1.78%	5.00%	1,000.00	1,016.14	9.00
C-Class	2.50%	5.00%	1,000.00	1,012.53	12.61
H-Class	1.80%	5.00%	1,000.00	1,016.04	9.10
Russell 2000® 2x Strategy Fund
A-Class	1.78%	5.00%	1,000.00	1,016.14	9.00
C-Class	2.53%	5.00%	1,000.00	1,012.38	12.76
H-Class	1.81%	5.00%	1,000.00	1,015.99	9.15
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
C-Class	2.54%	5.00%	1,000.00	1,012.33	12.81
H-Class	1.81%	5.00%	1,000.00	1,015.99	9.15

[1]	Annualized.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 29, 2018 to September 30, 2018.
[4]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2018

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	2.8%
Microsoft Corp.	2.4%
Amazon.com, Inc.	2.2%
Berkshire Hathaway, Inc. — Class B	1.1%
Facebook, Inc. — Class A	1.1%
JPMorgan Chase & Co.	1.0%
Johnson & Johnson	1.0%
Alphabet, Inc. — Class C	1.0%
Alphabet, Inc. — Class A	1.0%
Exxon Mobil Corp.	1.0%
Top Ten Total	14.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2018

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	20.79%	31.47%	24.21%	17.21%
A-Class Shares with sales charge‡	15.05%	25.22%	23.01%	16.64%
C-Class Shares	20.34%	30.49%	23.27%	16.35%
C-Class Shares with CDSC§	19.34%	29.49%	23.27%	16.35%
H-Class Shares	20.80%	31.48%	24.19%	17.20%
S&P 500 Index	11.41%	17.91%	13.95%	11.97%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018
S&P 500® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 67.2%

Consumer, Non-cyclical - 14.9%
Johnson & Johnson	13,765	$1,901,910
Pfizer, Inc.	30,078	1,325,537
UnitedHealth Group, Inc.	4,938	1,313,706
Procter & Gamble Co.	12,772	1,063,014
Merck & Company, Inc.	13,646	968,047
Coca-Cola Co.	19,639	907,125
PepsiCo, Inc.	7,257	811,333
AbbVie, Inc.	7,770	734,887
Amgen, Inc.	3,321	688,410
Medtronic plc	6,929	681,606
Abbott Laboratories	9,001	660,313
Philip Morris International, Inc.	7,976	650,363
Altria Group, Inc.	9,673	583,379
PayPal Holdings, Inc.*	6,072	533,364
Eli Lilly & Co.	4,904	526,248
Bristol-Myers Squibb Co.	8,373	519,796
Gilead Sciences, Inc.	6,651	513,524
Thermo Fisher Scientific, Inc.	2,067	504,513
CVS Health Corp.	5,224	411,233
Anthem, Inc.	1,334	365,583
Biogen, Inc.*	1,033	364,969
Becton Dickinson and Co.	1,372	358,092
Danaher Corp.	3,160	343,366
Aetna, Inc.	1,678	340,382
Automatic Data Processing, Inc.	2,247	338,533
Intuitive Surgical, Inc.*	584	335,216
Mondelez International, Inc. — Class A	7,525	323,274
Celgene Corp.*	3,609	322,970
Allergan plc	1,636	311,625
Colgate-Palmolive Co.	4,452	298,061
Stryker Corp.	1,593	283,044
Illumina, Inc.*	754	276,763
Express Scripts Holding Co.*	2,885	274,104
Boston Scientific Corp.*	7,096	273,196
Cigna Corp.	1,249	260,104
Vertex Pharmaceuticals, Inc.*	1,311	252,682
S&P Global, Inc.	1,290	252,053
Humana, Inc.	707	239,334
Zoetis, Inc.	2,472	226,336
Ecolab, Inc.	1,304	204,441
Kimberly-Clark Corp.	1,784	202,734
Baxter International, Inc.	2,549	196,502
HCA Healthcare, Inc.	1,385	192,681
Edwards Lifesciences Corp.*	1,074	186,983
Constellation Brands, Inc. — Class A	861	185,649
Sysco Corp.	2,453	179,682
Kraft Heinz Co.	3,190	175,801
Estee Lauder Companies, Inc. — Class A	1,150	167,118
Regeneron Pharmaceuticals, Inc.*	397	160,404
Alexion Pharmaceuticals, Inc.*	1,143	158,889
Centene Corp.*	1,053	152,453
Align Technology, Inc.*	375	146,708
Archer-Daniels-Midland Co.	2,872	144,375
Moody’s Corp.	856	143,123
Zimmer Biomet Holdings, Inc.	1,044	137,255
McKesson Corp.	1,025	135,966
General Mills, Inc.	3,058	131,249
Kroger Co.	4,088	119,002
Monster Beverage Corp.*	2,041	118,949
IDEXX Laboratories, Inc.*	444	110,849
IQVIA Holdings, Inc.*	831	107,814
Global Payments, Inc.	812	103,449
ABIOMED, Inc.*	230	103,443
FleetCor Technologies, Inc.*	454	103,439
Verisk Analytics, Inc. — Class A*	845	101,865
Clorox Co.	657	98,819
IHS Markit Ltd.*	1,830	98,747
Mylan N.V.*	2,645	96,807
Kellogg Co.	1,298	90,886
Laboratory Corporation of America Holdings*	523	90,835
Tyson Foods, Inc. — Class A	1,518	90,367
Cintas Corp.	442	87,432
Cardinal Health, Inc.	1,585	85,590
Total System Services, Inc.	861	85,015
ResMed, Inc.	732	84,429
WellCare Health Plans, Inc.*	256	82,045
McCormick & Company, Inc.	622	81,948
Equifax, Inc.	617	80,562
AmerisourceBergen Corp. — Class A	821	75,713
Quest Diagnostics, Inc.	701	75,645
Church & Dwight Company, Inc.	1,259	74,747
Gartner, Inc.*	466	73,861
Hershey Co.	717	73,134
Cooper Companies, Inc.	252	69,842
United Rentals, Inc.*	425	69,530
Conagra Brands, Inc.	2,010	68,280
Henry Schein, Inc.*	786	66,834
Incyte Corp.*	905	62,517
JM Smucker Co.	584	59,924
Molson Coors Brewing Co. — Class B	960	59,040
Hologic, Inc.*	1,396	57,208
Universal Health Services, Inc. — Class B	442	56,505
Hormel Foods Corp.	1,395	54,963
Nektar Therapeutics*	884	53,889
Varian Medical Systems, Inc.*	469	52,495
Nielsen Holdings plc	1,828	50,562
Avery Dennison Corp.	448	48,541
DaVita, Inc.*	651	46,631
Perrigo Company plc	646	45,737
Robert Half International, Inc.	628	44,199
Western Union Co.	2,295	43,743
Brown-Forman Corp. — Class B	865	43,726
Dentsply Sirona, Inc.	1,141	43,061
Campbell Soup Co.	987	36,154
Rollins, Inc.	504	30,588
Coty, Inc. — Class A	2,311	29,026
Envision Healthcare Corp.*	622	28,444
H&R Block, Inc.	1,055	27,166

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
S&P 500® 2x STRATEGY FUND

	Shares	Value

Quanta Services, Inc.*	763	$25,469
Total Consumer, Non-cyclical		28,009,474

Financial - 11.8%
Berkshire Hathaway, Inc. — Class B*	10,002	2,141,528
JPMorgan Chase & Co.	17,245	1,945,926
Bank of America Corp.	47,662	1,404,122
Visa, Inc. — Class A	9,116	1,368,220
Wells Fargo & Co.	22,240	1,168,934
Mastercard, Inc. — Class A	4,681	1,042,037
Citigroup, Inc.	12,913	926,379
U.S. Bancorp	7,857	414,928
Goldman Sachs Group, Inc.	1,802	404,080
American Express Co.	3,623	385,813
American Tower Corp. — Class A REIT	2,262	328,669
PNC Financial Services Group, Inc.	2,382	324,405
Chubb Ltd.	2,377	317,662
Morgan Stanley	6,804	316,862
Charles Schwab Corp.	6,170	303,256
CME Group, Inc. — Class A	1,748	297,527
BlackRock, Inc. — Class A	630	296,938
Simon Property Group, Inc. REIT	1,587	280,502
American International Group, Inc.	4,559	242,721
Bank of New York Mellon Corp.	4,720	240,673
MetLife, Inc.	5,104	238,459
Crown Castle International Corp. REIT	2,129	237,022
Capital One Financial Corp.	2,455	233,053
Intercontinental Exchange, Inc.	2,942	220,326
Prologis, Inc. REIT	3,230	218,962
Prudential Financial, Inc.	2,140	216,825
Marsh & McLennan Companies, Inc.	2,591	214,328
Progressive Corp.	2,992	212,552
BB&T Corp.	3,974	192,898
Aon plc	1,245	191,456
Aflac, Inc.	3,940	185,456
Travelers Companies, Inc.	1,373	178,092
Equinix, Inc. REIT	408	176,619
Allstate Corp.	1,777	175,390
State Street Corp.	1,947	163,120
SunTrust Banks, Inc.	2,364	157,892
Public Storage REIT	768	154,852
T. Rowe Price Group, Inc.	1,248	136,257
Discover Financial Services	1,758	134,399
AvalonBay Communities, Inc. REIT	709	128,435
Weyerhaeuser Co. REIT	3,888	125,466
Equity Residential REIT	1,889	125,165
Welltower, Inc. REIT	1,909	122,787
M&T Bank Corp.	738	121,430
Digital Realty Trust, Inc. REIT	1,057	118,892
Northern Trust Corp.	1,146	117,041
Synchrony Financial	3,496	108,656
KeyCorp	5,398	107,366
Ameriprise Financial, Inc.	727	107,349
Regions Financial Corp.	5,657	103,806
Ventas, Inc. REIT	1,829	99,461
Boston Properties, Inc. REIT	792	97,487
Fifth Third Bancorp	3,419	95,458
SBA Communications Corp. REIT*	589	94,611
Willis Towers Watson plc	670	94,430
Citizens Financial Group, Inc.	2,442	94,188
Hartford Financial Services Group, Inc.	1,838	91,826
SVB Financial Group*	273	84,857
Realty Income Corp. REIT	1,488	84,652
Huntington Bancshares, Inc.	5,666	84,537
Essex Property Trust, Inc. REIT	339	83,635
Host Hotels & Resorts, Inc. REIT	3,806	80,307
Principal Financial Group, Inc.	1,359	79,624
Comerica, Inc.	879	79,286
Lincoln National Corp.	1,111	75,170
Loews Corp.	1,426	71,628
CBRE Group, Inc. — Class A*	1,621	71,486
E*TRADE Financial Corp.*	1,332	69,783
Arthur J Gallagher & Co.	937	69,750
Alexandria Real Estate Equities, Inc. REIT	542	68,178
Vornado Realty Trust REIT	888	64,824
HCP, Inc. REIT	2,411	63,458
Raymond James Financial, Inc.	674	62,042
Cincinnati Financial Corp.	776	59,605
Mid-America Apartment Communities, Inc. REIT	584	58,505
Alliance Data Systems Corp.	242	57,151
Extra Space Storage, Inc. REIT	649	56,229
Regency Centers Corp. REIT	869	56,198
UDR, Inc. REIT	1,373	55,511
Cboe Global Markets, Inc.	574	55,081
Duke Realty Corp. REIT	1,833	52,002
Nasdaq, Inc.	591	50,708
Iron Mountain, Inc. REIT	1,468	50,675
Zions Bancorp North America	997	50,000
Invesco Ltd.	2,108	48,231
Everest Re Group Ltd.	209	47,750
Franklin Resources, Inc.	1,569	47,713
Federal Realty Investment Trust REIT	377	47,679
Torchmark Corp.	532	46,119
Unum Group	1,122	43,837
SL Green Realty Corp. REIT	444	43,303
Affiliated Managers Group, Inc.	273	37,325
Kimco Realty Corp. REIT	2,162	36,192
Apartment Investment & Management Co. — Class A REIT	807	35,613
Jefferies Financial Group, Inc.	1,488	32,676
People’s United Financial, Inc.	1,790	30,645
Macerich Co. REIT	542	29,967
Assurant, Inc.	271	29,254
Brighthouse Financial, Inc.*	614	27,163
Total Financial		22,121,343

Technology - 11.4%
Apple, Inc.	23,543	5,314,597
Microsoft Corp.	39,345	4,499,888
Intel Corp.	23,659	1,118,834
NVIDIA Corp.	3,119	876,501
Oracle Corp.	14,503	747,775
International Business Machines Corp.	4,682	707,965

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
S&P 500® 2x STRATEGY FUND

	Shares	Value

Adobe Systems, Inc.*	2,512	$678,114
salesforce.com, Inc.*	3,881	617,196
Accenture plc — Class A	3,288	559,618
Broadcom, Inc.	2,215	546,507
Texas Instruments, Inc.	4,988	535,163
QUALCOMM, Inc.	7,216	519,768
Activision Blizzard, Inc.	3,912	325,439
Intuit, Inc.	1,327	301,760
Micron Technology, Inc.*	5,951	269,164
Cognizant Technology Solutions Corp. — Class A	2,977	229,675
HP, Inc.	8,119	209,227
Applied Materials, Inc.	5,043	194,912
Electronic Arts, Inc.*	1,564	188,446
Fidelity National Information Services, Inc.	1,687	184,001
Analog Devices, Inc.	1,907	176,321
Autodesk, Inc.*	1,122	175,155
Fiserv, Inc.*	2,078	171,186
Advanced Micro Devices, Inc.*	4,401	135,947
DXC Technology Co.	1,443	134,949
Red Hat, Inc.*	910	124,015
Hewlett Packard Enterprise Co.	7,551	123,157
Lam Research Corp.	808	122,574
Paychex, Inc.	1,643	121,007
NetApp, Inc.	1,330	114,234
Cerner Corp.*	1,688	108,724
Xilinx, Inc.	1,297	103,980
Microchip Technology, Inc.[1]	1,209	95,402
Western Digital Corp.	1,495	87,517
Skyworks Solutions, Inc.	918	83,272
KLA-Tencor Corp.	800	81,368
MSCI, Inc. — Class A	456	80,899
ANSYS, Inc.*	432	80,646
Take-Two Interactive Software, Inc.*	584	80,586
Broadridge Financial Solutions, Inc.	596	78,642
Synopsys, Inc.*	762	75,141
Citrix Systems, Inc.*	661	73,477
CA, Inc.	1,609	71,037
Cadence Design Systems, Inc.*	1,451	65,759
Akamai Technologies, Inc.*	870	63,641
Seagate Technology plc	1,341	63,496
Qorvo, Inc.*	645	49,594
Xerox Corp.	1,139	30,730
IPG Photonics Corp.*	185	28,873
Total Technology		21,425,879

Communications - 9.9%
Amazon.com, Inc.*	2,102	4,210,306
Facebook, Inc. — Class A*	12,374	2,035,028
Alphabet, Inc. — Class C*	1,580	1,885,683
Alphabet, Inc. — Class A*	1,534	1,851,661
AT&T, Inc.	37,261	1,251,224
Cisco Systems, Inc.	23,455	1,141,086
Verizon Communications, Inc.	21,201	1,131,921
Walt Disney Co.	7,631	892,369
Netflix, Inc.*	2,234	835,806
Comcast Corp. — Class A	23,461	830,754
Booking Holdings, Inc.*	244	484,096
Charter Communications, Inc. — Class A*	916	298,506
Twenty-First Century Fox, Inc. — Class A	5,408	250,553
eBay, Inc.*	4,773	157,604
Twenty-First Century Fox, Inc. — Class B	2,497	114,412
Motorola Solutions, Inc.	832	108,277
Twitter, Inc.*	3,692	105,074
CenturyLink, Inc.	4,877	103,392
CBS Corp. — Class B	1,737	99,791
VeriSign, Inc.*	550	88,066
Expedia Group, Inc.	610	79,593
Omnicom Group, Inc.	1,151	78,291
Arista Networks, Inc.*	265	70,453
Symantec Corp.	3,189	67,862
F5 Networks, Inc.*	312	62,219
Viacom, Inc. — Class B	1,813	61,207
Discovery, Inc. — Class C*	1,845	54,575
Juniper Networks, Inc.	1,769	53,017
Interpublic Group of Companies, Inc.	1,968	45,008
DISH Network Corp. — Class A*	1,175	42,018
TripAdvisor, Inc.*	525	26,812
News Corp. — Class A	1,967	25,945
Discovery, Inc. — Class A*	802	25,664
News Corp. — Class B	635	8,636
Total Communications		18,576,909

Industrial - 6.4%
Boeing Co.	2,741	1,019,378
3M Co.	3,010	634,237
Honeywell International, Inc.	3,810	633,984
Union Pacific Corp.	3,794	617,777
United Technologies Corp.	3,859	539,527
General Electric Co.	44,594	503,466
Caterpillar, Inc.	3,049	464,942
Lockheed Martin Corp.	1,271	439,715
United Parcel Service, Inc. — Class B	3,558	415,396
CSX Corp.	4,186	309,973
Raytheon Co.	1,464	302,550
FedEx Corp.	1,248	300,506
General Dynamics Corp.	1,428	292,340
Northrop Grumman Corp.	893	283,412
Norfolk Southern Corp.	1,437	259,379
Deere & Co.	1,651	248,195
Emerson Electric Co.	3,225	246,970
Illinois Tool Works, Inc.	1,583	223,393
Eaton Corporation plc	2,223	192,801
Waste Management, Inc.	2,024	182,888
Johnson Controls International plc	4,746	166,110
TE Connectivity Ltd.	1,788	157,219
Roper Technologies, Inc.	530	156,991
Corning, Inc.	4,156	146,707
Amphenol Corp. — Class A	1,541	144,885
Fortive Corp.[1]	1,578	132,868
Ingersoll-Rand plc	1,259	128,796
Parker-Hannifin Corp.	678	124,704
Rockwell Automation, Inc.	632	118,513
Rockwell Collins, Inc.	843	118,416

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
S&P 500® 2x STRATEGY FUND

	Shares	Value

Agilent Technologies, Inc.	1,635	$115,333
Stanley Black & Decker, Inc.	785	114,956
Cummins, Inc.	770	112,474
Harris Corp.	602	101,865
AMETEK, Inc.	1,190	94,153
TransDigm Group, Inc.*	248	92,330
Textron, Inc.	1,274	91,053
L3 Technologies, Inc.	402	85,473
Republic Services, Inc. — Class A	1,118	81,234
Mettler-Toledo International, Inc.*	129	78,558
Ball Corp.	1,764	77,598
Waters Corp.*	395	76,898
Vulcan Materials Co.	679	75,505
Xylem, Inc.	922	73,640
WestRock Co.	1,308	69,900
CH Robinson Worldwide, Inc.	711	69,621
Dover Corp.	758	67,106
Expeditors International of Washington, Inc.	894	65,736
Kansas City Southern	524	59,359
Martin Marietta Materials, Inc.	323	58,770
Masco Corp.	1,577	57,718
Huntington Ingalls Industries, Inc.	222	56,850
PerkinElmer, Inc.	567	55,152
J.B. Hunt Transport Services, Inc.	449	53,404
Packaging Corporation of America	484	53,090
Snap-on, Inc.	289	53,060
Arconic, Inc.	2,205	48,532
Jacobs Engineering Group, Inc.	612	46,818
Allegion plc	487	44,107
FLIR Systems, Inc.	708	43,521
Garmin Ltd.	619	43,361
Fluor Corp.	721	41,890
AO Smith Corp.	742	39,601
Fortune Brands Home & Security, Inc.	731	38,275
Flowserve Corp.	671	36,697
Pentair plc	828	35,894
Sealed Air Corp.	815	32,722
Stericycle, Inc.*	441	25,878
Total Industrial		11,974,170

Consumer, Cyclical - 5.6%
Home Depot, Inc.	5,871	1,216,178
Walmart, Inc.	7,363	691,459
McDonald’s Corp.	3,981	665,982
NIKE, Inc. — Class B	6,570	556,610
Costco Wholesale Corp.	2,250	528,480
Lowe’s Companies, Inc.	4,161	477,766
Starbucks Corp.	6,922	393,447
TJX Companies, Inc.	3,217	360,368
Walgreens Boots Alliance, Inc.	4,328	315,511
Target Corp.	2,700	238,167
General Motors Co.	6,731	226,633
Marriott International, Inc. — Class A	1,477	195,008
Ross Stores, Inc.	1,932	191,461
Delta Air Lines, Inc.	3,228	186,675
Ford Motor Co.	20,087	185,804
Southwest Airlines Co.	2,646	165,243
VF Corp.	1,668	155,875
Dollar General Corp.	1,362	148,867
Yum! Brands, Inc.	1,628	148,002
O’Reilly Automotive, Inc.*	413	143,443
Carnival Corp.	2,069	131,940
Hilton Worldwide Holdings, Inc.	1,530	123,594
PACCAR, Inc.	1,799	122,674
Royal Caribbean Cruises Ltd.	879	114,217
Aptiv plc	1,358	113,936
AutoZone, Inc.*	136	105,495
United Continental Holdings, Inc.*	1,174	104,556
Dollar Tree, Inc.*	1,220	99,491
Best Buy Company, Inc.	1,247	98,962
American Airlines Group, Inc.	2,103	86,917
Fastenal Co.	1,472	85,405
WW Grainger, Inc.	233	83,277
Ulta Beauty, Inc.*	291	82,097
Genuine Parts Co.	753	74,848
Tapestry, Inc.	1,478	74,299
DR Horton, Inc.	1,760	74,237
MGM Resorts International	2,622	73,180
Tiffany & Co.	559	72,094
Darden Restaurants, Inc.	637	70,828
Lennar Corp. — Class A	1,497	69,895
CarMax, Inc.*	906	67,651
Advance Auto Parts, Inc.	380	63,965
Wynn Resorts Ltd.	502	63,784
Kohl’s Corp.	855	63,740
Hasbro, Inc.	599	62,967
Norwegian Cruise Line Holdings Ltd.*	1,045	60,015
Chipotle Mexican Grill, Inc. — Class A*	126	57,270
Mohawk Industries, Inc.*	325	56,989
Tractor Supply Co.	625	56,800
PVH Corp.	393	56,749
Macy’s, Inc.	1,575	54,700
Copart, Inc.*	1,049	54,055
Michael Kors Holdings Ltd.*	766	52,517
LKQ Corp.*	1,631	51,654
BorgWarner, Inc.	1,072	45,860
Newell Brands, Inc.	2,230	45,269
Alaska Air Group, Inc.	632	43,520
Whirlpool Corp.	331	39,306
Ralph Lauren Corp. — Class A	283	38,927
Harley-Davidson, Inc.	854	38,686
L Brands, Inc.	1,171	35,481
Nordstrom, Inc.	588	35,168
Hanesbrands, Inc.	1,850	34,095
PulteGroup, Inc.	1,341	33,216
Gap, Inc.	1,113	32,110
Foot Locker, Inc.	599	30,537
Leggett & Platt, Inc.	667	29,208
Goodyear Tire & Rubber Co.	1,215	28,419
Mattel, Inc.*,1	1,765	27,711
Under Armour, Inc. — Class A*	955	20,265

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
S&P 500® 2x STRATEGY FUND

	Shares	Value

Under Armour, Inc. — Class C*	978	$19,032
Total Consumer, Cyclical		10,452,587

Energy - 4.0%
Exxon Mobil Corp.	21,724	1,846,975
Chevron Corp.	9,832	1,202,257
ConocoPhillips	5,963	461,536
Schlumberger Ltd.	7,102	432,654
EOG Resources, Inc.	2,972	379,138
Occidental Petroleum Corp.	3,924	322,435
Valero Energy Corp.	2,193	249,454
Phillips 66	2,192	247,082
Marathon Petroleum Corp.	2,314	185,051
Halliburton Co.	4,515	182,993
Anadarko Petroleum Corp.	2,627	177,086
Kinder Morgan, Inc.	9,738	172,655
Williams Companies, Inc.	6,205	168,714
Concho Resources, Inc.*	1,027	156,874
Pioneer Natural Resources Co.	874	152,242
ONEOK, Inc.	2,110	143,037
Andeavor	713	109,446
Devon Energy Corp.	2,611	104,283
Marathon Oil Corp.	4,383	102,036
Apache Corp.	1,963	93,576
Hess Corp.	1,291	92,410
National Oilwell Varco, Inc.	1,963	84,566
Noble Energy, Inc.	2,479	77,320
Baker Hughes a GE Co.	2,137	72,294
TechnipFMC plc	2,192	68,500
Equities Corp.	1,354	59,887
HollyFrontier Corp.	832	58,157
Cabot Oil & Gas Corp. — Class A	2,264	50,985
Cimarex Energy Co.	489	45,448
Helmerich & Payne, Inc.	559	38,442
Newfield Exploration Co.*	1,025	29,551
Total Energy		7,567,084

Utilities - 1.9%
NextEra Energy, Inc.	2,420	405,592
Duke Energy Corp.	3,655	292,473
Dominion Energy, Inc.	3,354	235,719
Southern Co.	5,203	226,851
Exelon Corp.	4,956	216,379
American Electric Power Company, Inc.	2,529	179,256
Sempra Energy	1,403	159,591
Public Service Enterprise Group, Inc.	2,593	136,885
Xcel Energy, Inc.	2,612	123,313
PG&E Corp.*	2,653	122,065
Consolidated Edison, Inc.	1,596	121,599
Edison International	1,671	113,093
WEC Energy Group, Inc.	1,619	108,084
PPL Corp.	3,589	105,014
DTE Energy Co.	932	101,709
Eversource Energy	1,626	99,901
FirstEnergy Corp.	2,493	92,665
American Water Works Company, Inc.	926	81,460
Ameren Corp.	1,252	79,151
Evergy, Inc.	1,394	76,559
Entergy Corp.	927	75,208
CMS Energy Corp.	1,453	71,197
CenterPoint Energy, Inc.	2,525	69,816
NRG Energy, Inc.	1,556	58,194
Alliant Energy Corp.	1,199	51,041
AES Corp.	3,395	47,530
NiSource, Inc.	1,863	46,426
Pinnacle West Capital Corp.	574	45,449
SCANA Corp.	732	28,468
Total Utilities		3,570,688

Basic Materials - 1.3%
DowDuPont, Inc.	11,839	761,366
Praxair, Inc.	1,475	237,077
Sherwin-Williams Co.	422	192,099
Air Products & Chemicals, Inc.	1,125	187,931
LyondellBasell Industries N.V. — Class A	1,637	167,809
PPG Industries, Inc.	1,241	135,430
Freeport-McMoRan, Inc.	7,435	103,495
International Paper Co.	2,098	103,117
Nucor Corp.	1,623	102,979
Newmont Mining Corp.	2,737	82,658
Eastman Chemical Co.	724	69,301
International Flavors & Fragrances, Inc.	470	65,386
CF Industries Holdings, Inc.	1,198	65,219
FMC Corp.	690	60,154
Mosaic Co.	1,820	59,114
Albemarle Corp.	556	55,478
Total Basic Materials		2,448,613

Total Common Stocks
(Cost $98,214,139)		126,146,747

	Face Amount

U.S. TREASURY BILLS†† - 4.6%
U.S. Treasury Bills
2.11% due 12/13/18[2,3]	$6,030,000	6,004,001
2.00% due 10/25/18[3,4]	2,525,000	2,521,496
Total U.S. Treasury Bills
(Cost $8,525,456)		8,525,497

REPURCHASE AGREEMENTS††,5 - 20.1%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[2]	20,706,416	20,706,416
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[2]	10,230,868	10,230,868
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[2]	6,820,579	6,820,579
Total Repurchase Agreements
(Cost $37,757,863)		37,757,863

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
S&P 500® 2x STRATEGY FUND

	Shares	Value

SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[7]	196,866	$196,866
Total Securities Lending Collateral
(Cost $196,866)		196,866

Total Investments - 92.0%
(Cost $144,694,324)		$172,626,973
Other Assets & Liabilities, net - 8.0%		14,997,899
Total Net Assets - 100.0%		$187,624,872

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	378	Dec 2018	$55,169,100	$146,860

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	2.70%	At Maturity	10/29/18	31,038	$90,444,350	$232,664
Barclays Bank plc	S&P 500 Index	2.65%	At Maturity	10/31/18	20,534	59,834,791	164,475
BNP Paribas	S&P 500 Index	2.71%	At Maturity	10/29/18	14,975	43,638,226	(2,662)
						$193,917,367	$394,477

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of September 30, 2018.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2018
S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$126,146,747	$—	$—	$126,146,747
U.S. Treasury Bills	—	8,525,497	—	8,525,497
Repurchase Agreements	—	37,757,863	—	37,757,863
Securities Lending Collateral	196,866	—	—	196,866
Equity Futures Contracts**	146,860	—	—	146,860
Equity Index Swap Agreements**	—	397,139	—	397,139
Total Assets	$126,490,473	$46,680,499	$—	$173,170,972

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$2,662	$—	$2,662

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2018

Assets:
Investments, at value - including $191,872 of securities loaned (cost $106,936,461)	$134,869,110
Repurchase agreements, at value (cost $37,757,863)	37,757,863
Cash	1,309
Unrealized appreciation on swap agreements	397,139
Receivables:
Fund shares sold	17,679,748
Dividends	112,593
Swap settlement	24,049
Interest	7,046
Securities lending income	55
Total assets	190,848,912

Liabilities:
Unrealized depreciation on swap agreements	2,662
Payable for:
Fund shares redeemed	2,762,806
Return of securities loaned	196,866
Management fees	113,819
Securities purchased	39,630
Distribution and service fees	35,194
Transfer agent and administrative fees	31,617
Portfolio accounting fees	18,970
Variation margin	14,356
Trustees’ fees*	86
Miscellaneous	8,034
Total liabilities	3,224,040
Commitments and contingent liabilities (Note 12)	—
Net assets	$187,624,872

Net assets consist of:
Paid in capital	$144,557,607
Total distributable earnings (loss)	43,067,265
Net assets	$187,624,872

A-Class:
Net assets	$15,190,132
Capital shares outstanding	119,878
Net asset value per share	$126.71
Maximum offering price per share (Net asset value divided by 95.25%)	$133.03

C-Class:
Net assets	$6,403,013
Capital shares outstanding	58,811
Net asset value per share	$108.87

H-Class:
Net assets	$166,031,727
Capital shares outstanding	1,312,026
Net asset value per share	$126.55

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2018

Investment Income:
Dividends	$1,228,668
Interest	294,731
Income from securities lending, net	239
Total investment income	1,523,638

Expenses:
Management fees	725,688
Distribution and service fees:
A-Class	14,895
C-Class	52,174
H-Class	173,644
Transfer agent and administrative fees	201,581
Portfolio accounting fees	120,949
Registration fees	82,765
Trustees’ fees*	28,742
Custodian fees	11,226
Line of credit fees	32
Miscellaneous	53,576
Total expenses	1,465,272
Net investment income	58,366

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,522,538
Swap agreements	17,229,629
Futures contracts	2,994,855
Net realized gain	25,747,022
Net change in unrealized appreciation (depreciation) on:
Investments	7,826,518
Swap agreements	(944,596)
Futures contracts	93,236
Net change in unrealized appreciation (depreciation)	6,975,158
Net realized and unrealized gain	32,722,180
Net increase in net assets resulting from operations	$32,780,546

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2018 (Unaudited)	Year Ended March 29, 2018
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$58,366	$(18,873)
Net realized gain on investments	25,747,022	14,904,205
Net change in unrealized appreciation (depreciation) on investments	6,975,158	9,511,491
Net increase in net assets resulting from operations	32,780,546	24,396,823

Distributions to Shareholders:
A-Class	—	(677,424)[1]
C-Class	—	(583,098)[1]
H-Class	—	(6,954,028)[1]
Total distributions to shareholders	—	(8,214,550)

Capital share transactions:
Proceeds from sale of shares
A-Class	13,050,782	20,063,319
C-Class	20,577,499	38,278,108
H-Class	906,852,270	1,603,287,880
Distributions reinvested
A-Class	—	607,477
C-Class	—	473,471
H-Class	—	5,356,160
Cost of shares redeemed
A-Class	(10,408,923)	(23,187,824)
C-Class	(30,602,816)	(35,772,275)
H-Class	(896,071,052)	(1,599,074,192)
Net increase from capital share transactions	3,397,760	10,032,124
Net increase in net assets	36,178,306	26,214,397

Net assets:
Beginning of period	151,446,566	125,232,169
End of period	$187,624,872	$151,446,566

Capital share activity:
Shares sold
A-Class	115,949	191,727
C-Class	220,563	425,782
H-Class	7,890,197	15,552,287
Shares issued from reinvestment of distributions
A-Class	—	5,561
C-Class	—	5,015
H-Class	—	49,099
Shares redeemed
A-Class	(93,873)	(219,764)
C-Class	(313,618)	(399,641)
H-Class	(7,794,742)	(15,558,529)
Net increase in shares	24,476	51,537

[1]	For the year ended March 29, 2018, the total distributions to shareholders were all from net realized gains (see Note 11).

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014
Per Share Data
Net asset value, beginning of period	$104.90	$89.56	$67.98	$70.18	$58.57	$40.90
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.07	(.25)	(.16)	(.19)	(.20)
Net gain (loss) on investments (realized and unrealized)	21.75	21.60	21.96	(1.02)	13.36	17.87
Total from investment operations	21.81	21.67	21.71	(1.18)	13.17	17.67
Less distributions from:
Net realized gains	—	(6.33)	(.13)	(1.02)	(1.56)	—
Total distributions	—	(6.33)	(.13)	(1.02)	(1.56)	—
Net asset value, end of period	$126.71	$104.90	$89.56	$67.98	$70.18	$58.57

Total Return[c]	20.79%	23.92%	31.95%	(1.69%)	22.51%	43.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,190	$10,259	$10,772	$12,011	$13,822	$9,788
Ratios to average net assets:
Net investment income (loss)	0.10%	0.07%	(0.33%)	(0.23%)	(0.29%)	(0.40%)
Total expenses	1.77%	1.77%	1.79%	1.76%	1.80%	1.73%
Portfolio turnover rate	251%	276%	411%	216%	420%	396%

C-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014
Per Share Data
Net asset value, beginning of period	$90.47	$78.49	$60.04	$62.57	$52.75	$37.12
Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)	(.61)	(.72)	(.59)	(.62)	(.49)
Net gain (loss) on investments (realized and unrealized)	18.72	18.92	19.30	(.92)	12.00	16.12
Total from investment operations	18.40	18.31	18.58	(1.51)	11.38	15.63
Less distributions from:
Net realized gains	—	(6.33)	(.13)	(1.02)	(1.56)	—
Total distributions	—	(6.33)	(.13)	(1.02)	(1.56)	—
Net asset value, end of period	$108.87	$90.47	$78.49	$60.04	$62.57	$52.75

Total Return[c]	20.34%	23.00%	30.96%	(2.43%)	21.59%	42.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,403	$13,739	$9,475	$9,373	$11,969	$11,825
Ratios to average net assets:
Net investment income (loss)	(0.64%)	(0.68%)	(1.08%)	(0.99%)	(1.04%)	(1.11%)
Total expenses	2.50%	2.52%	2.54%	2.51%	2.55%	2.50%
Portfolio turnover rate	251%	276%	411%	216%	420%	396%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014
Per Share Data
Net asset value, beginning of period	$104.76	$89.45	$67.91	$70.12	$58.52	$40.88
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.03	(.23)	(.16)	(.18)	(.19)
Net gain (loss) on investments (realized and unrealized)	21.72	21.61	21.90	(1.03)	13.34	17.83
Total from investment operations	21.79	21.64	21.67	(1.19)	13.16	17.64
Less distributions from:
Net realized gains	—	(6.33)	(.13)	(1.02)	(1.56)	—
Total distributions	—	(6.33)	(.13)	(1.02)	(1.56)	—
Net asset value, end of period	$126.55	$104.76	$89.45	$67.91	$70.12	$58.52

Total Return	20.80%	23.92%	31.93%	(1.71%)	22.51%	43.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$166,032	$127,448	$104,986	$113,954	$150,537	$115,683
Ratios to average net assets:
Net investment income (loss)	0.12%	0.03%	(0.31%)	(0.24%)	(0.28%)	(0.38%)
Total expenses	1.77%	1.75%	1.80%	1.76%	1.80%	1.74%
Portfolio turnover rate	251%	276%	411%	216%	420%	396%

[a]	Unaudited figures for the period ended September 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2018

INVERSE S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2018

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(19.15%)	(28.97%)	(26.21%)	(29.02%)
A-Class Shares with sales charge‡	(22.99%)	(32.34%)	(26.94%)	(29.36%)
C-Class Shares	(19.44%)	(29.51%)	(26.76%)	(29.53%)
C-Class Shares with CDSC§	(20.26%)	(30.21%)	(26.76%)	(29.53%)
H-Class Shares	(19.14%)	(28.98%)	(26.22%)	(29.00%)
S&P 500 Index	11.41%	17.91%	13.95%	11.97%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018
INVERSE S&P 500® 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY NOTES†† - 46.4%
Freddie Mac[1]
1.75% due 10/26/22[3]	$5,000,000	$4,998,385
1.75% due 11/02/22[3]	2,500,000	2,492,750
Total Freddie Mac		7,491,135
Federal Home Loan Bank[7]
2.00% due 10/26/22[3]	4,500,000	4,489,875
Total Federal Agency Notes
(Cost $11,999,171)		11,981,010

U.S. TREASURY BILLS†† - 1.2%
U.S. Treasury Bills
2.11% due 12/13/18[2,4]	300,000	298,707
2.00% due 10/25/18[2,5]	7,000	6,990
Total U.S. Treasury Bills
(Cost $305,694)		305,697
REPURCHASE AGREEMENTS††,6 - 55.6%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[4]	7,886,069	7,886,069
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[4]	3,896,441	3,896,441
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[4]	2,597,627	2,597,627
Total Repurchase Agreements
(Cost $14,380,137)		14,380,137

Total Investments - 103.2%
(Cost $26,685,002)		$26,666,844
Other Assets & Liabilities, net - (3.2)%		(821,287)
Total Net Assets - 100.0%		$25,845,557

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	1	Dec 2018	$145,950	$1,073

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	(2.21%)	At Maturity	10/29/18	6,136	$17,879,024	$124
Barclays Bank plc	S&P 500 Index	(2.50%)	At Maturity	10/31/18	1,192	3,473,683	(9,549)
Goldman Sachs International	S&P 500 Index	(2.60%)	At Maturity	10/29/18	10,388	30,271,261	(83,210)
						$51,623,968	$(92,635)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate effective at September 30, 2018. See table below for additional step information for each security.

[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[6]	Repurchase Agreements — See Note 6.
[7]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
plc — Public Limited Company

See Sector Classification in Other Information section.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2018
INVERSE S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$11,981,010	$—	$11,981,010
U.S. Treasury Bills	—	305,697	—	305,697
Repurchase Agreements	—	14,380,137	—	14,380,137
Equity Futures Contracts**	1,073	—	—	1,073
Equity Index Swap Agreements**	—	124	—	124
Total Assets	$1,073	$26,666,968	$—	$26,668,041

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$92,759	$—	$92,759

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon rate at next step up date	Date of next rate change	Range of future rates	Range of future step up dates
Federal Home Loan Bank, 2.00% due 10/26/22	2.50%	01/27/19	2.75% - 6.00%	04/27/19 - 10/26/22
Freddie Mac, 1.75% due 10/26/22	2.25%	10/27/18	2.75% - 5.75%	04/27/19 - 10/26/22
Freddie Mac, 1.75% due 11/02/22	2.25%	11/03/18	2.75% - 5.50%	05/03/19 - 11/02/22

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2018

Assets:
Investments, at value (cost $12,304,865)	$12,286,707
Repurchase agreements, at value (cost $14,380,137)	14,380,137
Segregated cash with broker	3,212
Unrealized appreciation on swap agreements	124
Receivables:
Fund shares sold	439,941
Interest	74,714
Variation margin	45
Total assets	27,184,880

Liabilities:
Unrealized depreciation on swap agreements	92,759
Payable for:
Fund shares redeemed	1,179,163
Swap settlement	27,559
Management fees	18,471
Distribution and service fees	5,480
Transfer agent and administrative fees	5,131
Portfolio accounting fees	3,079
Trustees’ fee*	26
Miscellaneous	7,655
Total liabilities	1,339,323
Commitments and contingent liabilities (Note 12)	—
Net assets	$25,845,557

Net assets consist of:
Paid in capital	$202,636,096
Total distributions earnings	(176,790,539)
Net assets	$25,845,557

A-Class:
Net assets	$4,016,082
Capital shares outstanding	110,567
Net asset value per share	$36.32
Maximum offering price per share(Net asset value divided by 95.25%)	$38.13

C-Class:
Net assets	$615,873
Capital shares outstanding	19,397
Net asset value per share	$31.75

H-Class:
Net assets	$21,213,602
Capital shares outstanding	582,543
Net asset value per share	$36.42

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2018

Investment Income:
Interest	$266,003
Total investment income	266,003

Expenses:
Management fees	131,576
Distribution and service fees:
A-Class	2,801
C-Class	3,701
H-Class	32,825
Transfer agent and administrative fees	36,550
Portfolio accounting fees	21,930
Trustees’ fees*	3,680
Custodian fees	1,974
Miscellaneous	25,118
Total expenses	260,155
Net investment income	5,848

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	27
Swap agreements	(3,834,051)
Futures contracts	(538,924)
Net realized loss	(4,372,948)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,608)
Swap agreements	127,633
Futures contracts	(113,158)
Net change in unrealized appreciation (depreciation)	12,867
Net realized and unrealized loss	(4,360,081)
Net decrease in net assets resulting from operations	$(4,354,233)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2018 (Unaudited)	Year Ended March 29, 2018
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,848	$(267,599)
Net realized loss on investments	(4,372,948)	(13,846,861)
Net change in unrealized appreciation (depreciation) on investments	12,867	293,545
Net decrease in net assets resulting from operations	(4,354,233)	(13,820,915)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,009,171	2,913,154
C-Class	2,595,710	34,049,475
H-Class	499,515,726	955,532,437
Cost of shares redeemed
A-Class	(1,564,845)	(6,007,493)
C-Class	(2,625,302)	(34,738,022)
H-Class	(500,060,536)	(944,634,502)
Net increase from capital share transactions	1,869,924	7,115,049
Net decrease in net assets	(2,484,309)	(6,705,866)

Net assets:
Beginning of period	28,329,866	35,035,732
End of period	$25,845,557	$28,329,866

Capital share activity:
Shares sold
A-Class	105,718	60,398
C-Class	73,166	774,191
H-Class	12,524,438	19,403,291
Shares redeemed
A-Class	(39,058)	(116,948)
C-Class	(74,412)	(783,452)
H-Class	(12,508,998)	(19,299,105)
Net increase in shares	80,854	38,375

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[e,f]
Per Share Data
Net asset value, beginning of period	$44.92	$59.26	$84.22	$95.49	$127.97	$200.30
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.39)	(1.01)	(1.52)	(1.88)	(2.76)
Net gain (loss) on investments (realized and unrealized)	(8.62)	(13.95)	(23.95)	(9.75)	(30.60)	(69.57)
Total from investment operations	(8.60)	(14.34)	(24.96)	(11.27)	(32.48)	(72.33)
Net asset value, end of period	$36.32	$44.92	$59.26	$84.22	$95.49	$127.97

Total Return[c]	(19.15%)	(24.20%)	(29.63%)	(11.81%)	(25.38%)	(36.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,016	$1,972	$5,953	$7,393	$2,095	$2,094
Ratios to average net assets:
Net investment income (loss)	0.08%	(0.74%)	(1.39%)	(1.60%)	(1.73%)	(1.70%)
Total expenses	1.78%	1.76%	1.80%	1.76%	1.77%	1.74%
Portfolio turnover rate	—	53%	78%	—	—	—

C-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017 [f]	Year Ended March 31, 2016 [f]	Year Ended March 31, 2015 [f]	Year Ended March 31, 2014[e,f]
Per Share Data
Net asset value, beginning of period	$39.41	$52.40	$75.05	$85.79	$115.88	$182.63
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.61)	(1.42)	(2.00)	(2.52)	(3.64)
Net gain (loss) on investments (realized and unrealized)	(7.55)	(12.38)	(21.23)	(8.74)	(27.57)	(63.11)
Total from investment operations	(7.66)	(12.99)	(22.65)	(10.74)	(30.09)	(66.75)
Net asset value, end of period	$31.75	$39.41	$52.40	$75.05	$85.79	$115.88

Total Return[c]	(19.44%)	(24.79%)	(30.21%)	(12.49%)	(25.96%)	(36.52%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$616	$814	$1,567	$1,675	$2,393	$2,221
Ratios to average net assets:
Net investment income (loss)	(0.64%)	(1.40%)	(2.14%)	(2.35%)	(2.47%)	(2.45%)
Total expenses	2.46%	2.52%	2.54%	2.47%	2.51%	2.49%
Portfolio turnover rate	—	53%	78%	—	—	—

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[e,f]
Per Share Data
Net asset value, beginning of period	$45.04	$59.44	$84.51	$95.77	$128.40	$201.04
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.34)	(1.01)	(1.52)	(1.88)	(2.76)
Net gain (loss) on investments (realized and unrealized)	(8.63)	(14.06)	(24.06)	(9.74)	(30.75)	(69.88)
Total from investment operations	(8.62)	(14.40)	(25.07)	(11.26)	(32.63)	(72.64)
Net asset value, end of period	$36.42	$45.04	$59.44	$84.51	$95.77	$128.40

Total Return	(19.14%)	(24.23%)	(29.67%)	(11.74%)	(25.42%)	(36.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,214	$25,544	$27,516	$43,763	$27,218	$32,610
Ratios to average net assets:
Net investment income (loss)	0.06%	(0.67%)	(1.40%)	(1.63%)	(1.73%)	(1.70%)
Total expenses	1.76%	1.76%	1.80%	1.76%	1.77%	1.74%
Portfolio turnover rate	—	53%	78%	—	—	—

[a]	Unaudited figures for the period ended September 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Reverse Share Split — Per share amounts for March 31, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014.
[f]	Reverse Share split — Per share amounts for the years presented through March 31, 2017 have been restated to reflect a 1:4 reverse share split effective November 7, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2018

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	10.0%
Amazon.com, Inc.	9.0%
Microsoft Corp.	8.1%
Alphabet, Inc. — Class C	3.8%
Facebook, Inc. — Class A	3.6%
Alphabet, Inc. — Class A	3.3%
Cisco Systems, Inc.	2.1%
Intel Corp.	2.0%
NVIDIA Corp.	1.6%
Netflix, Inc.	1.5%
Top Ten Total	45.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2018

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	31.46%	55.18%	37.14%	30.46%
A-Class Shares with sales charge‡	25.22%	47.81%	35.81%	29.82%
C-Class Shares	30.97%	54.01%	36.10%	29.45%
C-Class Shares with CDSC§	29.97%	53.01%	36.10%	29.45%
H-Class Shares	31.46%	55.18%	37.13%	30.45%
NASDAQ-100 Index	16.51%	28.91%	20.28%	18.23%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 80.5%

Technology - 32.5%
Apple, Inc.	219,915	$49,643,612
Microsoft Corp.	349,148	39,932,057
Intel Corp.	209,947	9,928,394
NVIDIA Corp.	27,683	7,779,477
Adobe Systems, Inc.*	22,295	6,018,535
Broadcom, Inc.	19,655	4,849,478
QUALCOMM, Inc.	66,891	4,818,159
Texas Instruments, Inc.	44,266	4,749,299
Activision Blizzard, Inc.	34,714	2,887,858
Intuit, Inc.	11,778	2,678,317
Micron Technology, Inc.*	52,808	2,388,506
Cognizant Technology Solutions Corp. — Class A	26,419	2,038,226
Applied Materials, Inc.	44,757	1,729,858
Electronic Arts, Inc.*	13,879	1,672,281
Analog Devices, Inc.	16,923	1,564,700
Autodesk, Inc.*	9,954	1,553,919
Fiserv, Inc.*	18,437	1,518,840
Paychex, Inc.	16,346	1,203,883
Lam Research Corp.	7,175	1,088,447
Workday, Inc. — Class A*	6,648	970,475
Cerner Corp.*	14,980	964,862
Xilinx, Inc.	11,516	923,238
Microchip Technology, Inc.[1]	10,725	846,310
CA, Inc.	19,040	840,616
Check Point Software Technologies Ltd.*	7,113	836,987
NetEase, Inc. ADR	3,475	793,169
Western Digital Corp.	13,266	776,592
Skyworks Solutions, Inc.	8,149	739,196
KLA-Tencor Corp.	7,109	723,056
Take-Two Interactive Software, Inc.*	5,183	715,202
Maxim Integrated Products, Inc.	12,659	713,841
Citrix Systems, Inc.*	6,177	686,635
Synopsys, Inc.*	6,765	667,097
ASML Holding N.V. — Class G	3,297	619,902
Seagate Technology plc	13,076	619,148
Cadence Design Systems, Inc.*	12,877	583,585
Total Technology		161,063,757

Communications - 30.0%
Amazon.com, Inc.*	22,208	44,482,624
Alphabet, Inc. — Class C*	15,931	19,013,171
Facebook, Inc. — Class A*	109,808	18,059,024
Alphabet, Inc. — Class A*	13,610	16,428,359
Cisco Systems, Inc.	214,131	10,417,473
Netflix, Inc.*	19,827	7,417,875
Comcast Corp. — Class A	208,194	7,372,149
Booking Holdings, Inc.*	2,161	4,287,424
Charter Communications, Inc. — Class A*	10,557	3,440,315
Baidu, Inc. ADR*	12,782	2,922,988
T-Mobile US, Inc.*	38,576	2,707,264
Twenty-First Century Fox, Inc. — Class A	47,993	2,223,516
Twenty-First Century Fox, Inc. — Class B	36,358	1,665,923
eBay, Inc.*	45,056	1,487,749
Sirius XM Holdings, Inc.[1]	204,352	1,291,505
JD.com, Inc. ADR*	42,009	1,096,015
Expedia Group, Inc.	6,222	811,847
Ctrip.com International Ltd. ADR*	21,214	788,524
Liberty Global plc — Class C*	25,137	707,858
MercadoLibre, Inc.	2,011	684,685
Symantec Corp.	28,300	602,224
Vodafone Group plc ADR	21,622	469,197
Liberty Global plc — Class A*	9,406	272,116
Total Communications		148,649,825

Consumer, Non-cyclical - 12.3%
PepsiCo, Inc.	64,397	7,199,584
Amgen, Inc.	29,471	6,109,044
PayPal Holdings, Inc.*	53,895	4,734,137
Gilead Sciences, Inc.	59,025	4,557,320
Biogen, Inc.*	9,172	3,240,559
Kraft Heinz Co.	55,515	3,059,432
Automatic Data Processing, Inc.	19,947	3,005,215
Intuitive Surgical, Inc.*	5,179	2,972,746
Mondelez International, Inc. — Class A	66,775	2,868,654
Celgene Corp.*	32,025	2,865,917
Illumina, Inc.*	6,693	2,456,733
Express Scripts Holding Co.*	25,599	2,432,161
Vertex Pharmaceuticals, Inc.*	11,636	2,242,723
Regeneron Pharmaceuticals, Inc.*	4,833	1,952,725
Monster Beverage Corp.*	25,157	1,466,150
Align Technology, Inc.*	3,657	1,430,692
Alexion Pharmaceuticals, Inc.*	10,147	1,410,535
IDEXX Laboratories, Inc.*	3,943	984,409
Cintas Corp.	4,839	957,203
Verisk Analytics, Inc. — Class A*	7,499	904,004
Mylan N.V.*	23,475	859,185
BioMarin Pharmaceutical, Inc.*	8,086	784,099
Incyte Corp.*	9,679	668,625
Henry Schein, Inc.*	6,971	592,744
Shire plc ADR	3,086	559,399
Hologic, Inc.*	12,390	507,742
Dentsply Sirona, Inc.	10,124	382,080
Total Consumer, Non-cyclical		61,203,817

Consumer, Cyclical - 5.0%
Costco Wholesale Corp.	19,968	4,690,084
Starbucks Corp.	61,427	3,491,511
Walgreens Boots Alliance, Inc.	45,186	3,294,059
Marriott International, Inc. — Class A	15,799	2,085,942
Tesla, Inc.*,1	7,767	2,056,468
Ross Stores, Inc.	17,145	1,699,069
O’Reilly Automotive, Inc.*	3,668	1,273,970
PACCAR, Inc.	15,961	1,088,381
Dollar Tree, Inc.*	10,831	883,268
American Airlines Group, Inc.	20,968	866,607
Ulta Beauty, Inc.*	2,721	767,649
Fastenal Co.	13,065	758,031
Wynn Resorts Ltd.	4,947	628,566
Hasbro, Inc.	5,780	607,594

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

Qurate Retail, Inc. — Class A*	19,625	$435,871
Total Consumer, Cyclical		24,627,070

Industrial - 0.7%
CSX Corp.	39,103	2,895,577
J.B. Hunt Transport Services, Inc.	4,979	592,202
Total Industrial		3,487,779

Total Common Stocks
(Cost $260,408,357)		399,032,248

	Face Amount

U.S. TREASURY BILLS†† - 8.8%
U.S. Treasury Bills
2.11% due 12/13/18[2,3]	$31,440,000	31,304,445
2.00% due 10/25/18[3,4]	12,320,000	12,302,906
Total U.S. Treasury Bills
(Cost $43,607,131)		43,607,351

FEDERAL AGENCY DISCOUNT NOTES†† - 3.0%
Federal Home Loan Bank[5]
2.12% due 11/02/18[3]	10,000,000	9,981,155
2.12% due 10/24/18[3]	5,000,000	4,993,228
Total Federal Home Loan Bank		14,974,383
Total Federal Agency Discount Notes
(Cost $14,974,383)		14,974,383

FEDERAL AGENCY NOTES†† - 2.0%
Federal Home Loan Bank[5]
2.00% due 10/26/22[6]	10,000,000	9,977,500
Total Federal Agency Notes
(Cost $9,995,854)		9,977,500
REPURCHASE AGREEMENTS††,7 - 4.6%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[2]	12,411,700	12,411,700
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[2]	6,132,518	6,132,518
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[2]	4,088,345	4,088,345
Total Repurchase Agreements
(Cost $22,632,563)		22,632,563

	Shares

SECURITIES LENDING COLLATERAL†,8 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[9]	3,469,261	3,469,261
Total Securities Lending Collateral
(Cost $3,469,261)		3,469,261

Total Investments - 99.6%
(Cost $355,087,549)		$493,693,306
Other Assets & Liabilities, net - 0.4%		1,830,847
Total Net Assets - 100.0%		$495,524,153

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	1,615	Dec 2018	$247,313,025	$4,923,329

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	2.70%	At Maturity	10/31/18	33,851	$258,202,786	$2,185,550
Goldman Sachs International	NASDAQ-100 Index	2.80%	At Maturity	10/29/18	1,917	14,621,445	69,593
BNP Paribas	NASDAQ-100 Index	2.76%	At Maturity	10/29/18	9,582	73,088,876	(18,415)
						$345,913,107	$2,236,728

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2018
NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[5]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[6]	Security is a step up bond, with a 2.25% coupon rate until 01/26/19. Future rates range from 2.50% to 6.00% with future step up dates ranging from 01/27/19 to 10/26/22.
[7]	Repurchase Agreements — See Note 6.
[8]	Securities lending collateral — See Note 7.
[9]	Rate indicated is the 7-day yield as of September 30, 2018.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$399,032,248	$—	$—	$399,032,248
U.S. Treasury Bills	—	43,607,351	—	43,607,351
Federal Agency Discount Notes	—	14,974,383	—	14,974,383
Federal Agency Notes	—	9,977,500	—	9,977,500
Repurchase Agreements	—	22,632,563	—	22,632,563
Securities Lending Collateral	3,469,261	—	—	3,469,261
Equity Futures Contracts**	4,923,329	—	—	4,923,329
Equity Index Swap Agreements**	—	2,255,143	—	2,255,143
Total Assets	$407,424,838	$93,446,940	$—	$500,871,778

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$18,415	$—	$18,415

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2018

Assets:
Investments, at value - including $3,145,587 of securities loaned (cost $332,454,986)	$471,060,743
Repurchase agreements, at value (cost $22,632,563)	22,632,563
Unrealized appreciation on swap agreements	2,255,143
Receivables:
Fund shares sold	6,252,191
Dividends	62,506
Interest	40,334
Securities lending income	1,599
Total assets	502,305,079

Liabilities:
Unrealized depreciation on swap agreements	18,415
Payable for:
Return of securities loaned	3,469,261
Fund shares redeemed	2,553,385
Management fees	330,970
Distribution and service fees	100,694
Transfer agent and administrative fees	91,936
Swap settlement	58,908
Portfolio accounting fees	55,162
Variation margin	15,807
Trustees’ fees*	361
Miscellaneous	86,027
Total liabilities	6,780,926
Commitments and contingent liabilities (Note 12)	—
Net assets	$495,524,153

Net assets consist of:
Paid in capital	$295,112,765
Total distributable earnings (loss)	200,411,388
Net assets	$495,524,153

A-Class:
Net assets	$39,599,113
Capital shares outstanding	234,853
Net asset value per share	$168.61
Maximum offering price per share (Net asset value divided by 95.25%)	$177.02

C-Class:
Net assets	$16,133,084
Capital shares outstanding	119,482
Net asset value per share	$135.03

H-Class:
Net assets	$439,791,956
Capital shares outstanding	2,609,245
Net asset value per share	$168.55

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2018

Investment Income:
Dividends (net of foreign withholding tax of $1,357)	$2,044,424
Interest	731,469
Income from securities lending, net	25,837
Total investment income	2,801,730

Expenses:
Management fees	2,150,689
Distribution and service fees:
A-Class	35,167
C-Class	115,653
H-Class	533,335
Transfer agent and administrative fees	597,414
Portfolio accounting fees	358,450
Registration fees	223,229
Trustees’ fees*	72,988
Custodian fees	32,731
Line of credit fees	430
Miscellaneous	261,926
Total expenses	4,382,012
Net investment loss	(1,580,282)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	741,380
Swap agreements	55,568,055
Futures contracts	15,799,303
Net realized gain	72,108,738
Net change in unrealized appreciation (depreciation) on:
Investments	56,132,611
Swap agreements	(3,899,060)
Futures contracts	8,312,429
Net change in unrealized appreciation (depreciation)	60,545,980
Net realized and unrealized gain	132,654,718
Net increase in net assets resulting from operations	$131,074,436

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2018 (Unaudited)	Year Ended March 29, 2018
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,580,282)	$(3,065,920)
Net realized gain on investments	72,108,738	91,247,319
Net change in unrealized appreciation (depreciation) on investments	60,545,980	36,080,386
Net increase in net assets resulting from operations	131,074,436	124,261,785

Distributions to Shareholders:
A-Class	—	(2,690,697)[1]
C-Class	—	(3,501,346)[1]
H-Class	—	(49,535,015)[1]
Total distributions to shareholders	—	(55,727,058)

Capital share transactions:
Proceeds from sale of shares
A-Class	17,059,753	25,376,303
C-Class	3,617,820	33,749,277
H-Class	1,193,386,272	2,365,709,943
Distributions reinvested
A-Class	—	2,456,811
C-Class	—	3,379,706
H-Class	—	47,555,850
Cost of shares redeemed
A-Class	(7,133,218)	(24,382,773)
C-Class	(17,078,796)	(40,231,882)
H-Class	(1,283,067,257)	(2,318,782,094)
Net increase (decrease) from capital share transactions	(93,215,426)	94,831,141
Net increase in net assets	37,859,010	163,365,868

Net assets:
Beginning of period	457,665,143	294,299,275
End of period	$495,524,153	$457,665,143

Capital share activity:
Shares sold
A-Class	108,186	199,801
C-Class	31,715	335,207
H-Class	8,032,966	18,984,234
Shares issued from reinvestment of distributions
A-Class	—	19,351
C-Class	—	33,047
H-Class	—	374,721
Shares redeemed
A-Class	(47,786)	(194,224)
C-Class	(136,381)	(394,803)
H-Class	(8,638,491)	(18,626,708)
Net increase (decrease) in shares	(649,791)	730,626

[1]	For the year ended March 29, 2018, the total distributions to shareholders were all from net realized gains (see Note 11).

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[d]
Per Share Data
Net asset value, beginning of period	$128.26	$103.59	$73.03	$73.90	$53.84	$35.89
Income (loss) from investment operations:
Net investment income (loss)[b]	(.48)	(.92)	(.73)	(.64)	(.49)	(.31)
Net gain (loss) on investments (realized and unrealized)	40.83	43.11	32.64	3.07	23.25	21.92
Total from investment operations	40.35	42.19	31.91	2.43	22.76	21.61
Less distributions from:
Net realized gains	—	(17.52)	(1.35)	(3.30)	(2.70)	(3.66)
Total distributions	—	(17.52)	(1.35)	(3.30)	(2.70)	(3.66)
Net asset value, end of period	$168.61	$128.26	$103.59	$73.03	$73.90	$53.84

Total Return[c]	31.46%	40.91%	44.21%	2.83%	42.33%	60.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,599	$22,376	$15,489	$15,217	$21,031	$11,466
Ratios to average net assets:
Net investment income (loss)	(0.63%)	(0.73%)	(0.89%)	(0.86%)	(0.74%)	(0.65%)
Total expenses	1.81%	1.79%	1.83%	1.80%	1.80%	1.76%
Portfolio turnover rate	32%	217%	167%	114%	396%	346%

C-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[d]
Per Share Data
Net asset value, beginning of period	$103.10	$86.38	$61.55	$63.21	$46.68	$31.68
Income (loss) from investment operations:
Net investment income (loss)[b]	(.83)	(1.52)	(1.12)	(1.02)	(.96)	(.57)
Net gain (loss) on investments (realized and unrealized)	32.76	35.76	27.30	2.66	20.19	19.23
Total from investment operations	31.93	34.24	26.18	1.64	19.23	18.66
Less distributions from:
Net realized gains	—	(17.52)	(1.35)	(3.30)	(2.70)	(3.66)
Total distributions	—	(17.52)	(1.35)	(3.30)	(2.70)	(3.66)
Net asset value, end of period	$135.03	$103.10	$86.38	$61.55	$63.21	$46.68

Total Return[c]	30.97%	39.81%	43.13%	2.05%	41.24%	59.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,133	$23,110	$21,656	$23,705	$22,864	$16,817
Ratios to average net assets:
Net investment income (loss)	(1.39%)	(1.48%)	(1.64%)	(1.60%)	(1.69%)	(1.40%)
Total expenses	2.54%	2.54%	2.58%	2.55%	2.70%	2.52%
Portfolio turnover rate	32%	217%	167%	114%	396%	346%

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[d]
Per Share Data
Net asset value, beginning of period	$128.21	$103.59	$73.02	$73.90	$53.84	$35.89
Income (loss) from investment operations:
Net investment income (loss)[b]	(.47)	(.90)	(.72)	(.64)	(.52)	(.31)
Net gain (loss) on investments (realized and unrealized)	40.81	43.04	32.64	3.06	23.28	21.92
Total from investment operations	40.34	42.14	31.92	2.42	22.76	21.61
Less distributions from:
Net realized gains	—	(17.52)	(1.35)	(3.30)	(2.70)	(3.66)
Total distributions	—	(17.52)	(1.35)	(3.30)	(2.70)	(3.66)
Net asset value, end of period	$168.55	$128.21	$103.59	$73.02	$73.90	$53.84

Total Return	31.46%	40.86%	44.22%	2.83%	42.33%	60.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$439,792	$412,179	$257,154	$229,436	$292,506	$282,578
Ratios to average net assets:
Net investment income (loss)	(0.62%)	(0.72%)	(0.87%)	(0.85%)	(0.78%)	(0.67%)
Total expenses	1.80%	1.79%	1.83%	1.80%	1.80%	1.77%
Portfolio turnover rate	32%	217%	167%	114%	396%	346%

[a]	Unaudited figures for the period ended September 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Share split — Per share amounts for the years presented through March 31, 2017 have been restated to reflect a 5:1 share split effective October 31, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2018

INVERSE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2018

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(27.12%)	(42.45%)	(35.22%)	(37.21%)
A-Class Shares with sales charge‡	(30.58%)	(45.18%)	(35.86%)	(37.51%)
C-Class Shares	(27.32%)	(42.88%)	(35.61%)	(37.64%)
C-Class Shares with CDSC§	(28.05%)	(43.46%)	(35.61%)	(37.64%)
H-Class Shares	(27.11%)	(42.48%)	(35.23%)	(37.19%)
NASDAQ-100 Index	16.51%	28.91%	20.28%	18.23%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018
INVERSE NASDAQ-100® 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY NOTES†† - 38.6%
Freddie Mac[1]
1.75% due 11/02/22[2]	$4,500,000	$4,486,950
Total Federal Agency Notes
(Cost $4,500,000)		4,486,950

U.S. TREASURY BILLS†† - 4.6%
U.S. Treasury Bills
2.11% due 12/13/18[3,4]	300,000	298,706
2.00% due 10/25/18[4,5]	236,000	235,673
Total U.S. Treasury Bills
(Cost $534,378)		534,379
REPURCHASE AGREEMENTS††,6 - 131.7%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[3]	8,391,031	8,391,031
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[3]	4,145,938	4,145,938
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[3]	2,763,959	2,763,959
Total Repurchase Agreements
(Cost $15,300,928)		15,300,928

Total Investments - 174.9%
(Cost $20,335,306)		$20,322,257
Other Assets & Liabilities, net - (74.9)%		(8,703,337)
Total Net Assets - 100.0%		$11,618,920

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	38	Dec 2018	$5,819,130	$(6,381)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ 100 Index	(2.26%)	At Maturity	10/29/18	1,588	$12,112,869	$3,053
Barclays Bank plc	NASDAQ 100 Index	(2.55%)	At Maturity	10/31/18	143	1,092,174	(9,244)
Goldman Sachs International	NASDAQ 100 Index	(2.50%)	At Maturity	10/29/18	558	4,259,064	(32,255)
						$17,464,107	$(38,446)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	Security is a step up bond, with a 1.75% coupon rate until 11/2/2018. Future rates range from 2.25% to 5.50% with future step up dates ranging from 11/03/18 to 11/02/22.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[6]	Repurchase Agreements — See Note 6.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2018
INVERSE NASDAQ-100® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$4,486,950	$—	$4,486,950
U.S. Treasury Bills	—	534,379	—	534,379
Repurchase Agreements	—	15,300,928	—	15,300,928
Equity Index Swap Agreements**	—	3,053	—	3,053
Total Assets	$—	$20,325,310	$—	$20,325,310

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$6,381	$—	$—	$6,381
Equity Index Swap Agreements**	—	41,499	—	41,499
Total Liabilities	$6,381	$41,499	$—	$47,880

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2018

Assets:
Investments, at value (cost $5,034,378)	$5,021,329
Repurchase agreements, at value (cost $15,300,928)	15,300,928
Segregated cash with broker	2,926
Unrealized appreciation on swap agreements	3,053
Receivables:
Fund shares sold	965,395
Interest	35,449
Variation margin	3,101
Total assets	21,332,181

Liabilities:
Unrealized depreciation on swap agreements	41,499
Payable for:
Fund shares redeemed	9,506,353
Swap settlement	144,758
Management fees	10,179
Distribution and service fees	2,914
Transfer agent and administrative fees	2,828
Portfolio accounting fees	1,696
Trustees’ fees*	11
Miscellaneous	3,023
Total liabilities	9,713,261
Commitments and contingent liabilities (Note 12)	—
Net assets	$11,618,920

Net assets consist of:
Paid in capital	$123,339,455
Total distributable earnings (loss)	(111,720,535)
Net assets	$11,618,920

A-Class:
Net assets	$151,136
Capital shares outstanding	5,519
Net asset value per share	$27.38
Maximum offering price per share (Net asset value divided by 95.25%)	$28.75

C-Class:
Net assets	$132,158
Capital shares outstanding	5,489
Net asset value per share	$24.08

H-Class:
Net assets	$11,335,626
Capital shares outstanding	413,301
Net asset value per share	$27.43

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2018

Investment Income:
Interest	$124,351
Total investment income	124,351

Expenses:
Management fees	61,102
Distribution and service fees:
A-Class	811
C-Class	923
H-Class	15,933
Transfer agent and administrative fees	16,973
Portfolio accounting fees	10,184
Registration fees	7,224
Trustees’ fees*	2,312
Custodian fees	933
Miscellaneous	6,041
Total expenses	122,436
Net investment income	1,915

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(3,538,921)
Futures contracts	(254,444)
Net realized loss	(3,793,365)
Net change in unrealized appreciation (depreciation) on:
Investments	4,798
Swap agreements	(157,516)
Futures contracts	(109,456)
Net change in unrealized appreciation (depreciation)	(262,174)
Net realized and unrealized loss	(4,055,539)
Net decrease in net assets resulting from operations	$(4,053,624)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2018 (Unaudited)	Year Ended March 29, 2018
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,915	$(120,244)
Net realized loss on investments	(3,793,365)	(8,528,512)
Net change in unrealized appreciation (depreciation) on investments	(262,174)	323,070
Net decrease in net assets resulting from operations	(4,053,624)	(8,325,686)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,051,877	4,009,436
C-Class	1,326,773	15,355,252
H-Class	377,198,919	682,705,143
Cost of shares redeemed
A-Class	(4,078,514)	(3,776,941)
C-Class	(1,349,661)	(15,243,532)
H-Class	(375,025,227)	(681,885,032)
Net increase from capital share transactions	2,124,167	1,164,326
Net decrease in net assets	(1,929,457)	(7,161,360)

Net assets:
Beginning of period	13,548,377	20,709,737
End of period	$11,618,920	$13,548,377

Capital share activity:
Shares sold
A-Class	135,983	86,425
C-Class	47,431	358,411
H-Class	11,882,740	15,133,259
Shares redeemed
A-Class	(137,291)	(82,227)
C-Class	(48,549)	(357,251)
H-Class	(11,816,886)	(15,129,652)
Net increase in shares	63,428	8,965

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[e,f]
Per Share Data
Net asset value, beginning of period	$37.57	$58.85	$92.92	$116.18	$184.51	$327.55
Income (loss) from investment operations:
Net investment income (loss)[b]	(—)[c]	(.30)	(1.03)	(1.74)	(2.46)	(4.14)
Net gain (loss) on investments (realized and unrealized)	(10.19)	(20.98)	(33.04)	(21.52)	(65.87)	(138.90)
Total from investment operations	(10.19)	(21.28)	(34.07)	(23.26)	(68.33)	(143.04)
Net asset value, end of period	$27.38	$37.57	$58.85	$92.92	$116.18	$184.51

Total Return[d]	(27.12%)	(36.16%)	(36.67%)	(19.99%)	(37.04%)	(43.68%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$151	$256	$155	$832	$267	$601
Ratios to average net assets:
Net investment income (loss)	(0.01%)	(0.66%)	(1.31%)	(1.67%)	(1.77%)	(1.72%)
Total expenses	1.84%	1.81%	1.93%	1.79%	1.82%	1.76%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[e,f]
Per Share Data
Net asset value, beginning of period	$33.13	$52.26	$82.75	$103.83	$166.16	$298.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.63)	(1.48)	(2.28)	(3.36)	(5.46)
Net gain (loss) on investments (realized and unrealized)	(8.96)	(18.50)	(29.01)	(18.80)	(58.97)	(126.38)
Total from investment operations	(9.05)	(19.13)	(30.49)	(21.08)	(62.33)	(131.84)
Net asset value, end of period	$24.08	$33.13	$52.26	$82.75	$103.83	$166.16

Total Return[d]	(27.32%)	(36.61%)	(36.84%)	(20.29%)	(37.52%)	(44.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$132	$219	$285	$1,104	$1,375	$1,346
Ratios to average net assets:
Net investment income (loss)	(0.65%)	(1.44%)	(2.09%)	(2.42%)	(2.51%)	(2.50%)
Total expenses	2.45%	2.49%	2.56%	2.53%	2.55%	2.54%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[e,f]
Per Share Data
Net asset value, beginning of period	$37.63	$58.95	$92.86	$116.02	$184.29	$327.64
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.30)	(1.02)	(1.74)	(2.58)	(4.20)
Net gain (loss) on investments (realized and unrealized)	(10.21)	(21.02)	(32.89)	(21.42)	(65.69)	(139.15)
Total from investment operations	(10.20)	(21.32)	(33.91)	(23.16)	(68.27)	(143.35)
Net asset value, end of period	$27.43	$37.63	$58.95	$92.86	$116.02	$184.29

Total Return	(27.11%)	(36.17%)	(36.53%)	(19.96%)	(37.02%)	(43.75%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,336	$13,073	$20,270	$42,995	$20,371	$25,617
Ratios to average net assets:
Net investment income (loss)	0.04%	(0.67%)	(1.32%)	(1.68%)	(1.78%)	(1.75%)
Total expenses	1.79%	1.80%	1.83%	1.80%	1.83%	1.78%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Reverse Share Split — Per share amounts for March 31, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014.
[f]	Reverse Share split — Per share amounts for the years presented through March 31, 2017 have been restated to reflect a 1:6 reverse share split effective October 31, 2016.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2018

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial Average® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Boeing Co.	7.8%
UnitedHealth Group, Inc.	5.6%
Apple, Inc.	4.7%
Goldman Sachs Group, Inc.	4.7%
3M Co.	4.4%
Home Depot, Inc.	4.3%
McDonald’s Corp.	3.5%
Caterpillar, Inc.	3.2%
International Business Machines Corp.	3.2%
Visa, Inc. — Class A	3.1%
Top Ten Total	44.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2018

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	19.76%	37.33%	25.28%	18.02%
A-Class Shares with sales charge‡	14.08%	30.81%	24.06%	17.45%
C-Class Shares	19.32%	36.32%	24.37%	17.14%
C-Class Shares with CDSC§	18.33%	35.32%	24.37%	17.14%
H-Class Shares	19.75%	37.31%	25.28%	17.97%
Dow Jones Industrial Average Index	11.02%	20.76%	14.57%	12.22%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018
DOW 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 81.6%

Industrial - 18.3%
Boeing Co.	10,838	$4,030,652
3M Co.	10,838	2,283,675
Caterpillar, Inc.	10,838	1,652,687
United Technologies Corp.	10,838	1,515,261
Total Industrial		9,482,275

Financial - 15.1%
Goldman Sachs Group, Inc.	10,838	2,430,313
Visa, Inc. — Class A	10,838	1,626,675
Travelers Companies, Inc.	10,838	1,405,797
JPMorgan Chase & Co.	10,838	1,222,960
American Express Co.	10,838	1,154,139
Total Financial		7,839,884

Consumer, Non-cyclical - 13.6%
UnitedHealth Group, Inc.	10,838	2,883,341
Johnson & Johnson	10,838	1,497,486
Procter & Gamble Co.	10,838	902,047
Merck & Company, Inc.	10,838	768,848
Coca-Cola Co.	10,838	500,607
Pfizer, Inc.	10,838	477,631
Total Consumer, Non-cyclical		7,029,960

Consumer, Cyclical - 13.1%
Home Depot, Inc.	10,838	2,245,092
McDonald’s Corp.	10,838	1,813,089
Walmart, Inc.	10,838	1,017,797
NIKE, Inc. — Class B	10,838	918,195
Walgreens Boots Alliance, Inc.	10,838	790,090
Total Consumer, Cyclical		6,784,263

Technology - 11.3%
Apple, Inc.	10,838	2,446,570
International Business Machines Corp.	10,838	1,638,814
Microsoft Corp.	10,838	1,239,542
Intel Corp.	10,838	512,529
Total Technology		5,837,455

Communications - 4.6%
Walt Disney Co.	10,838	1,267,396
Verizon Communications, Inc.	10,838	578,641
Cisco Systems, Inc.	10,838	527,268
Total Communications		2,373,305

Energy - 4.3%
Chevron Corp.	10,838	1,325,270
Exxon Mobil Corp.	10,838	921,447
Total Energy		2,246,717

Basic Materials - 1.3%
DowDuPont, Inc.	10,838	696,992

Total Common Stocks
(Cost $31,709,014)		42,290,851

	Face Amount

U.S. TREASURY BILLS†† - 5.8%
U.S. Treasury Bills
2.11% due 12/13/18[1,2]	$2,690,000	2,678,402
2.00% due 10/25/18[2,3]	337,000	336,532
Total U.S. Treasury Bills
(Cost $3,014,912)		3,014,934

REPURCHASE AGREEMENTS††,4 - 12.6%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[1]	3,588,920	3,588,920
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[1]	1,773,256	1,773,256
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[1]	1,182,171	1,182,171
Total Repurchase Agreements
(Cost $6,544,347)		6,544,347

Total Investments - 100.0%
(Cost $41,268,273)		$51,850,132
Other Assets & Liabilities, net - 0.0%		(15,355)
Total Net Assets - 100.0%		$51,834,777

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2018
DOW 2x STRATEGY FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	33	Dec 2018	$4,368,540	$47,795

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	2.70%	At Maturity	10/31/18	1,044	$27,614,086	$76,222
BNP Paribas	Dow Jones Industrial Average Index	2.76%	At Maturity	10/29/18	1,112	29,431,187	20,253
						$57,045,273	$96,475

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$42,290,851	$—	$—	$42,290,851
U.S. Treasury Bills	—	3,014,934	—	3,014,934
Repurchase Agreements	—	6,544,347	—	6,544,347
Equity Futures Contracts**	47,795	—	—	47,795
Equity Index Swap Agreements**	—	96,475	—	96,475
Total Assets	$42,338,646	$9,655,756	$—	$51,994,402

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2018

Assets:
Investments, at value (cost $34,723,926)	$45,305,785
Repurchase agreements, at value (cost $6,544,347)	6,544,347
Segregated cash with broker	44,000
Unrealized appreciation on swap agreements	96,475
Receivables:
Fund shares sold	315,315
Dividends	11,597
Interest	1,221
Variation margin	244
Total assets	52,318,984

Liabilities:
Payable for:
Fund shares redeemed	398,190
Management fees	32,947
Swap settlement	14,613
Distribution and service fees	10,636
Transfer agent and administrative fees	9,152
Portfolio accounting fees	5,491
Trustees’ fees*	40
Miscellaneous	13,138
Total liabilities	484,207
Commitments and contingent liabilities (Note 12)	—
Net assets	$51,834,777

Net assets consist of:
Paid in capital	$37,152,685
Total distributable earnings (loss)	14,682,092
Net assets	$51,834,777

A-Class:
Net assets	$10,916,330
Capital shares outstanding	109,572
Net asset value per share	$99.63
Maximum offering price per share (Net asset value divided by 95.25%)	$104.60

C-Class:
Net assets	$2,623,618
Capital shares outstanding	29,763
Net asset value per share	$88.15

H-Class:
Net assets	$38,294,829
Capital shares outstanding	385,649
Net asset value per share	$99.30

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2018

Investment Income:
Dividends	$484,445
Interest	63,823
Total investment income	548,268

Expenses:
Management fees	230,575
Distribution and service fees:
A-Class	13,507
C-Class	15,248
H-Class	46,732
Transfer agent and administrative fees	64,049
Portfolio accounting fees	38,430
Registration fees	28,417
Trustees’ fees*	8,700
Custodian fees	3,503
Line of credit fees	88
Miscellaneous	21,979
Total expenses	471,228
Net investment income	77,040

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	676,059
Swap agreements	4,476,308
Futures contracts	579,046
Net realized gain	5,731,413
Net change in unrealized appreciation (depreciation) on:
Investments	3,485,632
Swap agreements	(564,570)
Futures contracts	(62,889)
Net change in unrealized appreciation (depreciation)	2,858,173
Net realized and unrealized gain	8,589,586
Net increase in net assets resulting from operations	$8,666,626

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2018 (Unaudited)	Year Ended March 29, 2018
Increase (Decrease) in Net Assets from Operations:
Net investment income	$77,040	$84,850
Net realized gain on investments	5,731,413	7,323,594
Net change in unrealized appreciation (depreciation) on investments	2,858,173	4,973,272
Net increase in net assets resulting from operations	8,666,626	12,381,716

Distributions to Shareholders:
A-Class	—	(574,320)[1]
C-Class	—	(189,261)[1]
H-Class	—	(3,454,188)[1]
Total distributions to shareholders	—	(4,217,769)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,223,785	16,033,281
C-Class	1,162,607	33,837,395
H-Class	247,945,486	468,095,549
Distributions reinvested
A-Class	—	539,527
C-Class	—	177,319
H-Class	—	3,220,079
Cost of shares redeemed
A-Class	(4,282,046)	(16,707,243)
C-Class	(2,524,489)	(33,810,157)
H-Class	(261,898,936)	(453,342,250)
Net increase (decrease) from capital share transactions	(17,373,593)	18,043,500
Net increase (decrease) in net assets	(8,706,967)	26,207,447

Net assets:
Beginning of period	60,541,744	34,334,297
End of period	$51,834,777	$60,541,744

Capital share activity:
Shares sold
A-Class	24,847	214,890
C-Class	14,730	491,843
H-Class	2,827,035	5,731,385
Shares issued from reinvestment of distributions
A-Class	—	6,074
C-Class	—	2,243
H-Class	—	36,365
Shares redeemed
A-Class	(48,167)	(222,325)
C-Class	(31,871)	(491,710)
H-Class	(2,996,379)	(5,570,171)
Net increase (decrease) in shares	(209,805)	198,594

[1]	For the year ended March 29, 2018, the distributions from net investment income and net realized gains were as follows (see Note 11).

Net investment income
A-Class	(15,611)
C-Class	(5,145)
H-Class	(93,891)

Net realized gains
A-Class	(558,709)
C-Class	(184,116)
H-Class	(3,360,297)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014
Per Share Data
Net asset value, beginning of period	$83.19	$64.70	$47.00	$50.69	$43.26	$33.64
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.26	.02	(.21)	(.32)	(.29)
Net gain (loss) on investments (realized and unrealized)	16.27	22.94	18.03	(.43)	7.75	9.91
Total from investment operations	16.44	23.20	18.05	(.64)	7.43	9.62
Less distributions from:
Net investment income	—	(.13)	—	—	—	—
Net realized gains	—	(4.58)	(.35)	(3.05)	—	—
Total distributions	—	(4.71)	(.35)	(3.05)	—	—
Net asset value, end of period	$99.63	$83.19	$64.70	$47.00	$50.69	$43.26

Total Return[c]	19.76%	35.39%	38.49%	(1.21%)	17.18%	28.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,916	$11,055	$8,686	$8,280	$11,921	$6,566
Ratios to average net assets:
Net investment income (loss)	0.39%	0.34%	0.04%	(0.45%)	(0.68%)	(0.75%)
Total expenses	1.79%	1.80%	1.86%	1.82%	1.81%	1.76%
Portfolio turnover rate	112%	223%	350%	1,023%	1,236%	3,338%

C-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014
Per Share Data
Net asset value, beginning of period	$73.88	$58.24	$42.64	$46.62	$40.08	$31.39
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.35)	(.32)	(.51)	(.60)	(.52)
Net gain (loss) on investments (realized and unrealized)	14.40	20.70	16.27	(.42)	7.14	9.21
Total from investment operations	14.27	20.35	15.95	(.93)	6.54	8.69
Less distributions from:
Net investment income	—	(.13)	—	—	—	—
Net realized gains	—	(4.58)	(.35)	(3.05)	—	—
Total distributions	—	(4.71)	(.35)	(3.05)	—	—
Net asset value, end of period	$88.15	$73.88	$58.24	$42.64	$46.62	$40.08

Total Return[c]	19.32%	34.41%	37.49%	(1.96%)	16.32%	27.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,624	$3,465	$2,593	$3,459	$5,463	$4,217
Ratios to average net assets:
Net investment income (loss)	(0.33%)	(0.49%)	(0.68%)	(1.18%)	(1.38%)	(1.44%)
Total expenses	2.54%	2.54%	2.60%	2.56%	2.57%	2.50%
Portfolio turnover rate	112%	223%	350%	1,023%	1,236%	3,338%

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014
Per Share Data
Net asset value, beginning of period	$82.92	$64.50	$46.86	$50.54	$43.16	$33.53
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.14	—	(.18)	(.26)	(.28)
Net gain (loss) on investments (realized and unrealized)	16.23	22.99	17.99	(.45)	7.64	9.91
Total from investment operations	16.38	23.13	17.99	(.63)	7.38	9.63
Less distributions from:
Net investment income	—	(.13)	—	—	—	—
Net realized gains	—	(4.58)	(.35)	(3.05)	—	—
Total distributions	—	4.71	(.35)	(3.05)	—	—
Net asset value, end of period	$99.30	$82.92	$64.50	$46.86	$50.54	$43.16

Total Return	19.75%	35.37%	38.50%	(1.20%)	17.10%	28.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,295	$46,021	$23,055	$21,389	$22,411	$28,254
Ratios to average net assets:
Net investment income (loss)	0.33%	0.18%	—	(0.40%)	(0.54%)	(0.73%)
Total expenses	1.79%	1.80%	1.86%	1.82%	1.82%	1.77%
Portfolio turnover rate	112%	223%	350%	1,023%	1,236%	3,338%

[a]	Unaudited figures for the period ended September 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2018

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2018

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(18.89%)	(33.13%)	(27.48%)	(28.50%)
A-Class Shares with sales charge‡	(22.72%)	(36.29%)	(28.18%)	(28.84%)
C-Class Shares	(19.21%)	(33.71%)	(28.04%)	(29.06%)
C-Class Shares with CDSC§	(20.01%)	(34.37%)	(28.04%)	(29.06%)
H-Class Shares	(18.91%)	(33.15%)	(27.47%)	(28.48%)
Dow Jones Industrial Average Index	11.02%	20.76%	14.57%	12.22%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY NOTES†† - 40.7%
Federal Home Loan Bank[2]
1.63% due 01/18/19	$1,000,000	$998,075
1.70% due 09/13/22[1]	500,000	499,596
2.00% due 10/26/22[1]	1,000,000	997,750
Total Federal Home Loan Bank		2,495,421
Freddie Mac[3]
1.75% due 11/02/22[1]	1,000,000	997,100
Total Federal Agency Notes
(Cost $3,499,196)		3,492,521

U.S. TREASURY BILLS†† - 3.1%
U.S. Treasury Bills
2.11% due 12/13/18[4,5]	200,000	199,138
2.00% due 10/25/18[5,6]	65,000	64,910
Total U.S. Treasury Bills
(Cost $264,046)		264,048
REPURCHASE AGREEMENTS††,7 - 51.8%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[4]	2,434,696	2,434,696
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[4]	1,202,964	1,202,964
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[4]	801,976	801,976
Total Repurchase Agreements
(Cost $4,439,636)		4,439,636

Total Investments - 95.6%
(Cost $8,202,878)		$8,196,205
Other Assets & Liabilities, net - 4.4%		379,196
Total Net Assets - 100.0%		$8,575,401

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	11	Dec 2018	$1,456,180	$6,162

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average Index	(2.45%)	At Maturity	10/31/18	67	$1,773,053	$(4,897)
BNP Paribas	Dow Jones Industrial Average Index	(2.26%)	At Maturity	10/29/18	526	13,913,089	(9,000)
						$15,686,142	$(13,897)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2018. See table below for additional step information for each security.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[7]	Repurchase Agreements — See Note 6.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2018
INVERSE DOW 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$3,492,521	$—	$3,492,521
U.S. Treasury Bills	—	264,048	—	264,048
Repurchase Agreements	—	4,439,636	—	4,439,636
Equity Futures Contracts**	6,162	—	—	6,162
Total Assets	$6,162	$8,196,205	$—	$8,202,367

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$13,897	$—	$13,897

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon rate at next step up date	Date of next rate change	Final future rate	Final future step up date
Federal Home Loan Bank, 1.70% due 09/13/22	2.45%	12/14/2018	2.70% - 5.95%	03/14/19 - 09/13/22
Federal Home Loan Bank, 2.00% due 10/26/22	2.50%	01/27/2019	2.75% - 6.00%	04/27/19 - 10/26/22
Freddie Mac, 1.75% due 11/02/22	2.25%	11/03/2018	2.75% - 5.50%	05/03/19 - 11/02/22

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2018

Assets:
Investments, at value (cost $3,763,242)	$3,756,569
Repurchase agreements, at value (cost $4,439,636)	4,439,636
Segregated cash with broker	72,994
Receivables:
Fund shares sold	557,284
Interest	15,527
Swap settlement	2,961
Total assets	8,844,971

Liabilities:
Unrealized depreciation on swap agreements	13,897
Payable for:
Fund shares redeemed	243,208
Management fees	5,341
Distribution and service fees	1,737
Transfer agent and administrative fees	1,484
Portfolio accounting fees	890
Variation margin	165
Trustees’ fees*	6
Miscellaneous	2,842
Total liabilities	269,570
Commitments and contingent liabilities (Note 12)	—
Net assets	$8,575,401

Net assets consist of:
Paid in capital	$47,746,663
Total distributable earnings (loss)	(39,171,262)
Net assets	$8,575,401

A-Class:
Net assets	$1,033,887
Capital shares outstanding	105,182
Net asset value per share	$9.83
Maximum offering price per share (Net asset value divided by 95.25%)	$10.32

C-Class:
Net assets	$461,684
Capital shares outstanding	52,766
Net asset value per share	$8.75

H-Class:
Net assets	$7,079,830
Capital shares outstanding	718,227
Net asset value per share	$9.86

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2018

Investment Income:
Interest	$71,634
Total investment income	71,634

Expenses:
Management fees	35,047
Distribution and service fees:
A-Class	958
C-Class	4,130
H-Class	7,747
Transfer agent and administrative fees	9,736
Portfolio accounting fees	5,842
Registration fees	3,692
Trustees’ fees*	1,128
Custodian fees	518
Miscellaneous	4,174
Total expenses	72,972
Net investment loss	(1,338)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(1,335,836)
Futures contracts	(258,760)
Net realized loss	(1,594,596)
Net change in unrealized appreciation (depreciation) on:
Investments	1,124
Swap agreements	96,025
Futures contracts	(4,441)
Net change in unrealized appreciation (depreciation)	92,708
Net realized and unrealized loss	(1,501,888)
Net decrease in net assets resulting from operations	$(1,503,226)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2018 (Unaudited)	Year Ended March 29, 2018
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,338)	$(72,765)
Net realized loss on investments	(1,594,596)	(3,260,214)
Net change in unrealized appreciation (depreciation) on investments	92,708	(130,500)
Net decrease in net assets resulting from operations	(1,503,226)	(3,463,479)

Capital share transactions:
Proceeds from sale of shares
A-Class	720,071	4,394,059
C-Class	2,507,782	22,630,746
H-Class	121,123,450	147,396,069
Cost of shares redeemed
A-Class	(88,784)	(4,470,680)
C-Class	(2,912,700)	(21,638,554)
H-Class	(118,829,061)	(147,235,402)
Net increase from capital share transactions	2,520,758	1,076,238
Net increase (decrease) in net assets	1,017,532	(2,387,241)

Net assets:
Beginning of period	7,557,869	9,945,110
End of period	$8,575,401	$7,557,869

Capital share activity:
Shares sold
A-Class	66,473	289,109
C-Class	253,099	1,674,161
H-Class	10,936,144	10,625,292
Shares redeemed
A-Class	(8,579)	(304,514)
C-Class	(295,290)	(1,603,807)
H-Class	(10,707,694)	(10,610,666)
Net increase in shares	244,153	69,575

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[e]
Per Share Data
Net asset value, beginning of period	$12.12	$17.71	$26.34	$30.36	$39.35	$55.42
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	(.11)	(.33)	(.51)	(.61)	(.81)
Net gain (loss) on investments (realized and unrealized)	(2.29)	(5.48)	(8.30)	(3.51)	(8.38)	(15.26)
Total from investment operations	(2.29)	(5.59)	(8.63)	(4.02)	(8.99)	(16.07)
Net asset value, end of period	$9.83	$12.12	$17.71	$26.34	$30.36	$39.35

Total Return[d]	(18.89%)	(31.56%)	(32.76%)	(13.24%)	(22.85%)	(29.02%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,034	$573	$1,110	$2,240	$1,346	$819
Ratios to average net assets:
Net investment income (loss)	0.08%	(0.78%)	(1.47%)	(1.72%)	(1.81%)	(1.73%)
Total expenses	1.78%	1.80%	1.85%	1.82%	1.82%	1.75%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[e]
Per Share Data
Net asset value, beginning of period	$10.83	$15.97	$23.90	$27.74	$36.24	$51.52
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.16)	(.45)	(.68)	(.79)	(1.07)
Net gain (loss) on investments (realized and unrealized)	(2.05)	(4.98)	(7.48)	(3.16)	(7.71)	(14.21)
Total from investment operations	(2.08)	(5.14)	(7.93)	(3.84)	(8.50)	(15.28)
Net asset value, end of period	$8.75	$10.83	$15.97	$23.90	$27.74	$36.24

Total Return[d]	(19.21%)	(32.19%)	(33.22%)	(13.84%)	(23.45%)	(29.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$462	$1,028	$393	$766	$795	$803
Ratios to average net assets:
Net investment income (loss)	(0.65%)	(1.39%)	(2.22%)	(2.46%)	(2.58%)	(2.45%)
Total expenses	2.50%	2.55%	2.62%	2.53%	2.60%	2.47%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[e]
Per Share Data
Net asset value, beginning of period	$12.16	$17.77	$26.41	$30.44	$39.46	$55.39
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	(.10)	(.33)	(.51)	(.63)	(.81)
Net gain (loss) on investments (realized and unrealized)	(2.30)	(5.51)	(8.31)	(3.52)	(8.39)	(15.12)
Total from investment operations	(2.30)	(5.61)	(8.64)	(4.03)	(9.02)	(15.93)
Net asset value, end of period	$9.86	$12.16	$17.77	$26.41	$30.44	$39.46

Total Return	(18.91%)	(31.57%)	(32.71%)	(13.24%)	(22.86%)	(28.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,080	$5,957	$8,442	$8,690	$7,363	$6,480
Ratios to average net assets:
Net investment income (loss)	0.03%	(0.74%)	(1.46%)	(1.72%)	(1.82%)	(1.75%)
Total expenses	1.80%	1.80%	1.85%	1.82%	1.84%	1.77%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Reverse Share Split — Per Share amounts for March 31, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2018

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Five Below, Inc.	0.1%
Etsy, Inc.	0.1%
Integrated Device Technology, Inc.	0.1%
LivaNova plc	0.1%
Haemonetics Corp.	0.1%
Teladoc Health, Inc.	0.1%
Ligand Pharmaceuticals, Inc. — Class B	0.1%
HubSpot, Inc.	0.1%
Primerica, Inc.	0.1%
HealthEquity, Inc.	0.1%
Top Ten Total	1.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2018

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	21.37%	25.67%	17.02%	13.10%
A-Class Shares with sales charge‡	15.60%	19.71%	15.89%	12.55%
C-Class Shares	20.92%	24.76%	16.16%	12.28%
C-Class Shares with CDSC§	19.92%	23.76%	16.16%	12.28%
H-Class Shares	21.23%	25.47%	16.98%	13.05%
Russell 2000 Index	11.61%	15.24%	14.75%	14.27%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 31.5%

Financial - 7.6%
Primerica, Inc.	220	$26,521
MGIC Investment Corp.*	1,844	24,544
IBERIABANK Corp.	285	23,185
Radian Group, Inc.	1,110	22,944
Gramercy Property Trust REIT	824	22,611
Essent Group Ltd.*	494	21,860
Kemper Corp.	269	21,641
Sabra Health Care REIT, Inc.	914	21,132
Hancock Whitney Corp.	437	20,779
First Industrial Realty Trust, Inc. REIT	640	20,096
Ryman Hospitality Properties, Inc. REIT	230	19,819
First Financial Bankshares, Inc.	334	19,739
RLJ Lodging Trust REIT	894	19,695
MB Financial, Inc.	427	19,689
LaSalle Hotel Properties REIT	569	19,682
Chemical Financial Corp.	367	19,598
Cousins Properties, Inc. REIT	2,161	19,211
Blackstone Mortgage Trust, Inc. — Class A REIT	571	19,134
Sunstone Hotel Investors, Inc. REIT	1,168	19,108
Selective Insurance Group, Inc.	298	18,923
Glacier Bancorp, Inc.	436	18,787
United Bankshares, Inc.	514	18,684
Valley National Bancorp	1,659	18,664
Healthcare Realty Trust, Inc. REIT	637	18,639
Stifel Financial Corp.	357	18,300
Home BancShares, Inc.	819	17,936
CNO Financial Group, Inc.	844	17,910
EastGroup Properties, Inc. REIT	178	17,020
Ellie Mae, Inc.*	176	16,680
UMB Financial Corp.	233	16,520
Cathay General Bancorp	397	16,452
American Equity Investment Life Holding Co.	460	16,266
RLI Corp.	202	15,873
Physicians Realty Trust REIT	939	15,832
BancorpSouth Bank	484	15,827
National Health Investors, Inc. REIT	209	15,798
Community Bank System, Inc.	258	15,756
Investors Bancorp, Inc.	1,270	15,583
GEO Group, Inc. REIT	618	15,549
South State Corp.	188	15,416
Old National Bancorp	777	14,996
CoreCivic, Inc. REIT	610	14,841
Rexford Industrial Realty, Inc. REIT	463	14,797
Fulton Financial Corp.	886	14,752
STAG Industrial, Inc. REIT	536	14,740
First Financial Bancorp	491	14,583
Columbia Banking System, Inc.	376	14,577
Bank of NT Butterfield & Son Ltd.	281	14,573
First Midwest Bancorp, Inc.	526	13,986
Kennedy-Wilson Holdings, Inc.	644	13,846
Washington Federal, Inc.	429	13,728
Simmons First National Corp. — Class A	465	13,694
CenterState Bank Corp.	471	13,212
Xenia Hotels & Resorts, Inc. REIT	552	13,082
Union Bankshares Corp.	337	12,985
PS Business Parks, Inc. REIT	102	12,963
PotlatchDeltic Corp. REIT	316	12,940
Enstar Group Ltd.*	62	12,927
Great Western Bancorp, Inc.	304	12,826
ProAssurance Corp.	273	12,817
International Bancshares Corp.	284	12,780
CVB Financial Corp.	571	12,745
Pebblebrook Hotel Trust REIT[1]	350	12,730
Piedmont Office Realty Trust, Inc. — Class A REIT	659	12,475
Washington Real Estate Investment Trust	405	12,413
Urban Edge Properties REIT	562	12,409
Moelis & Co. — Class A	226	12,385
DiamondRock Hospitality Co. REIT	1,030	12,020
Federated Investors, Inc. — Class B	498	12,012
WesBanco, Inc.	269	11,992
Apollo Commercial Real Estate Finance, Inc. REIT	634	11,964
Trustmark Corp.	346	11,643
Acadia Realty Trust REIT	414	11,604
Independent Bank Corp.	140	11,564
First Merchants Corp.	254	11,427
United Community Banks, Inc.	403	11,240
QTS Realty Trust, Inc. — Class A REIT	262	11,180
Americold Realty Trust REIT	440	11,009
Genworth Financial, Inc. — Class A*	2,591	10,804
Tanger Factory Outlet Centers, Inc. REIT[1]	472	10,799
Terreno Realty Corp. REIT	284	10,707
Retail Opportunity Investments Corp. REIT	571	10,661
Argo Group International Holdings Ltd.	167	10,529
TowneBank	339	10,458
Axos Financial, Inc.*	304	10,455
LegacyTexas Financial Group, Inc.	244	10,394
FCB Financial Holdings, Inc. — Class A*	218	10,333
Hope Bancorp, Inc.	635	10,268
Banner Corp.	165	10,258
Renasant Corp.	248	10,220
First BanCorp*	1,098	9,992
Mack-Cali Realty Corp. REIT	465	9,886
Chesapeake Lodging Trust REIT	305	9,781
Blucora, Inc.*	243	9,781
Cadence BanCorp	368	9,612
Colony Credit Real Estate, Inc. REIT	432	9,500
Horace Mann Educators Corp.	211	9,474
Ameris Bancorp	207	9,460
LendingTree, Inc.*,1	41	9,434
ServisFirst Bancshares, Inc.	239	9,357
Lexington Realty Trust REIT	1,107	9,188
Invesco Mortgage Capital, Inc. REIT	577	9,128
LTC Properties, Inc. REIT	202	8,910
Four Corners Property Trust, Inc. REIT	346	8,889
Heartland Financial USA, Inc.	151	8,766
WageWorks, Inc.*	204	8,721

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Pacific Premier Bancorp, Inc.*	234	$8,705
Northwest Bancshares, Inc.	492	8,521
National General Holdings Corp.	317	8,508
Berkshire Hills Bancorp, Inc.	209	8,506
Waddell & Reed Financial, Inc. — Class A	400	8,472
Capitol Federal Financial, Inc.	662	8,434
NBT Bancorp, Inc.	219	8,405
Eagle Bancorp, Inc.*	164	8,298
First Commonwealth Financial Corp.	513	8,280
AmTrust Financial Services, Inc.	569	8,262
PRA Group, Inc.*	229	8,244
Agree Realty Corp. REIT	155	8,234
HFF, Inc. — Class A	193	8,199
Artisan Partners Asset Management, Inc. — Class A	247	8,003
Alexander & Baldwin, Inc. REIT	351	7,964
Westamerica Bancorporation	132	7,941
Seritage Growth Properties REIT[1]	167	7,931
Universal Insurance Holdings, Inc.	162	7,865
Provident Financial Services, Inc.	319	7,831
S&T Bancorp, Inc.	177	7,675
Houlihan Lokey, Inc.	169	7,593
Ladder Capital Corp. — Class A REIT	447	7,572
First Interstate BancSystem, Inc. — Class A	169	7,571
Employers Holdings, Inc.	166	7,520
Walker & Dunlop, Inc.	142	7,509
Hilltop Holdings, Inc.	370	7,463
American Assets Trust, Inc. REIT	198	7,383
National Storage Affiliates Trust REIT	288	7,327
Navigators Group, Inc.	106	7,325
WSFS Financial Corp.	155	7,308
Park National Corp.	69	7,284
NMI Holdings, Inc. — Class A*	320	7,248
Global Net Lease, Inc. REIT	347	7,235
Independent Bank Group, Inc.	109	7,227
Summit Hotel Properties, Inc. REIT	531	7,184
Select Income REIT	325	7,131
Redfin Corp.*,1	381	7,125
Kite Realty Group Trust REIT	425	7,076
Washington Prime Group, Inc. REIT	961	7,015
Sandy Spring Bancorp, Inc.	178	6,997
First Busey Corp.	225	6,986
Kearny Financial Corp.	499	6,911
Seacoast Banking Corporation of Florida*	236	6,891
CareTrust REIT, Inc.	386	6,836
Brookline Bancorp, Inc.	406	6,780
McGrath RentCorp	124	6,754
Safety Insurance Group, Inc.	75	6,720
OceanFirst Financial Corp.	244	6,642
Monmouth Real Estate Investment Corp. REIT	394	6,588
FGL Holdings*	729	6,525
Kinsale Capital Group, Inc.	100	6,386
LendingClub Corp.*	1,624	6,301
Redwood Trust, Inc. REIT	385	6,252
Aircastle Ltd.	285	6,244
PennyMac Mortgage Investment Trust REIT	308	6,234
Enterprise Financial Services Corp.	117	6,207
Tompkins Financial Corp.	76	6,170
Heritage Financial Corp.	173	6,081
First BanCorp Puerto Rico	150	6,076
AMERISAFE, Inc.	98	6,071
Easterly Government Properties, Inc. REIT	309	5,985
Southside Bancshares, Inc.	171	5,951
Beneficial Bancorp, Inc.	351	5,932
City Holding Co.	77	5,914
Tier REIT, Inc.	245	5,905
State Bank Financial Corp.	194	5,855
Boston Private Financial Holdings, Inc.	428	5,842
Lakeland Financial Corp.	125	5,810
Piper Jaffray Cos.	75	5,726
Government Properties Income Trust REIT	507	5,724
James River Group Holdings Ltd.	133	5,668
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	262	5,625
BancFirst Corp.	93	5,575
National Bank Holdings Corp. — Class A	148	5,572
Ramco-Gershenson Properties Trust REIT	408	5,549
Nelnet, Inc. — Class A	96	5,488
United Fire Group, Inc.	108	5,483
Stewart Information Services Corp.	120	5,401
PJT Partners, Inc. — Class A	102	5,340
Third Point Reinsurance Ltd.*	404	5,252
BrightSphere Investment Group plc	413	5,121
WisdomTree Investments, Inc.	601	5,096
TriCo Bancshares	131	5,059
Enova International, Inc.*	171	4,925
MBIA, Inc.*	455	4,864
Chatham Lodging Trust REIT	232	4,846
Universal Health Realty Income Trust REIT	65	4,837
ARMOUR Residential REIT, Inc.	214	4,804
InfraREIT, Inc.	227	4,801
Bryn Mawr Bank Corp.	102	4,784
Flagstar Bancorp, Inc.*	152	4,783
Encore Capital Group, Inc.*,1	133	4,768
Ambac Financial Group, Inc.*	233	4,758
Getty Realty Corp. REIT	166	4,741
Independence Realty Trust, Inc. REIT	448	4,717
Triumph Bancorp, Inc.*	123	4,699
Cohen & Steers, Inc.	115	4,670
Focus Financial Partners, Inc. — Class A*	96	4,556
CoBiz Financial, Inc.	199	4,406
Trupanion, Inc.*,1	123	4,395
United Financial Bancorp, Inc.	261	4,393
New York Mortgage Trust, Inc. REIT	708	4,305
Franklin Street Properties Corp. REIT	536	4,283
1st Source Corp.	81	4,262
Granite Point Mortgage Trust, Inc. REIT	221	4,261
Columbia Financial, Inc.*	255	4,258
Washington Trust Bancorp, Inc.	77	4,258
Preferred Bank/Los Angeles CA	72	4,212
Meridian Bancorp, Inc.	247	4,199

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Banc of California, Inc.	221	$4,177
Lakeland Bancorp, Inc.	231	4,170
Hersha Hospitality Trust REIT	183	4,149
CorePoint Lodging, Inc. REIT	211	4,104
Virtus Investment Partners, Inc.	36	4,095
TrustCo Bank Corp. NY	481	4,088
Hanmi Financial Corp.	164	4,084
RE/MAX Holdings, Inc. — Class A	92	4,080
Stock Yards Bancorp, Inc.	111	4,029
Cass Information Systems, Inc.	61	3,972
Meta Financial Group, Inc.	48	3,967
Cushman & Wakefield plc*	232	3,942
Guaranty Bancorp	132	3,920
Univest Corporation of Pennsylvania	148	3,915
Central Pacific Financial Corp.	148	3,912
FBL Financial Group, Inc. — Class A	51	3,838
National Western Life Group, Inc. — Class A	12	3,830
International. FCStone, Inc.*	79	3,817
German American Bancorp, Inc.	108	3,810
Alexander’s, Inc. REIT	11	3,776
Carolina Financial Corp.	100	3,772
National Commerce Corp.*	91	3,758
Horizon Bancorp, Inc.	190	3,752
Capstead Mortgage Corp. REIT	473	3,741
iStar, Inc. REIT	334	3,731
Arbor Realty Trust, Inc. REIT	324	3,720
Community Trust Bancorp, Inc.	80	3,708
Investors Real Estate Trust REIT	616	3,684
ConnectOne Bancorp, Inc.	155	3,681
World Acceptance Corp.*	32	3,660
Health Insurance Innovations, Inc. — Class A*,1	59	3,637
Investment Technology Group, Inc.	167	3,617
OFG Bancorp	223	3,601
Customers Bancorp, Inc.*	151	3,553
Northfield Bancorp, Inc.	223	3,550
Preferred Apartment Communities, Inc. — Class A REIT	201	3,534
Live Oak Bancshares, Inc.	131	3,511
Armada Hoffler Properties, Inc. REIT	231	3,490
CBL & Associates Properties, Inc. REIT[1]	870	3,471
Marcus & Millichap, Inc.*	100	3,471
Midland States Bancorp, Inc.	108	3,467
Flushing Financial Corp.	141	3,440
Camden National Corp.	79	3,432
CBTX, Inc.	96	3,412
Hamilton Lane, Inc. — Class A	77	3,410
HomeStreet, Inc.*	128	3,392
Veritex Holdings, Inc.*	119	3,363
Saul Centers, Inc. REIT	60	3,360
Pennsylvania Real Estate Investment Trust	354	3,349
RMR Group, Inc. — Class A	36	3,341
Federal Agricultural Mortgage Corp. — Class C	46	3,320
Banco Latinoamericano de Comercio Exterior S.A. — Class E	157	3,284
NorthStar Realty Europe Corp. REIT	231	3,271
Urstadt Biddle Properties, Inc. — Class A REIT	152	3,236
TPG RE Finance Trust, Inc. REIT	161	3,223
Oritani Financial Corp.	206	3,203
Peoples Bancorp, Inc.	91	3,188
FB Financial Corp.	81	3,174
Origin Bancorp, Inc.	84	3,163
Great Southern Bancorp, Inc.	57	3,155
TriState Capital Holdings, Inc.*	113	3,119
First Defiance Financial Corp.	102	3,071
First Financial Corp.	61	3,062
Heritage Commerce Corp.	205	3,059
Dime Community Bancshares, Inc.	167	2,981
Bank of Marin Bancorp	35	2,936
CatchMark Timber Trust, Inc. — Class A REIT	252	2,880
Peapack Gladstone Financial Corp.	93	2,873
Blue Hills Bancorp, Inc.	118	2,844
Bridge Bancorp, Inc.	85	2,822
NexPoint Residential Trust, Inc. REIT	85	2,822
First Community Bancshares, Inc.	83	2,812
Diamond Hill Investment Group, Inc.	17	2,812
Fidelity Southern Corp.	113	2,800
Greenhill & Company, Inc.	106	2,793
Ashford Hospitality Trust, Inc. REIT	437	2,792
Community Healthcare Trust, Inc. REIT	90	2,788
Mercantile Bank Corp.	83	2,770
Opus Bank	101	2,767
Gladstone Commercial Corp. REIT	144	2,758
Front Yard Residential Corp. REIT	253	2,745
First of Long Island Corp.	126	2,740
QCR Holdings, Inc.	67	2,737
Whitestone REIT — Class B	196	2,720
eHealth, Inc.*	96	2,713
Equity Bancshares, Inc. — Class A*	69	2,709
People’s Utah Bancorp	79	2,682
Independent Bank Corp.	113	2,672
First Foundation, Inc.*	171	2,671
UMH Properties, Inc. REIT	169	2,643
HomeTrust Bancshares, Inc.*	90	2,623
AG Mortgage Investment Trust, Inc. REIT	144	2,618
State Auto Financial Corp.	85	2,596
Essential Properties Realty Trust, Inc. REIT	181	2,568
Old Line Bancshares, Inc.	81	2,563
Spirit MTA REIT	221	2,546
Franklin Financial Network, Inc.*	65	2,541
Allegiance Bancshares, Inc.*	60	2,502
First Bancshares, Inc.	64	2,499
Green Bancorp, Inc.	113	2,497
Bancorp, Inc.*	259	2,484
Financial Institutions, Inc.	79	2,481
First Mid-Illinois Bancshares, Inc.	61	2,460
United Community Financial Corp.	249	2,408
Industrial Logistics Properties Trust REIT[1]	104	2,393
Ocwen Financial Corp.*	604	2,380
Arrow Financial Corp.	64	2,359

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

B. Riley Financial, Inc.	104	$2,356
United Insurance Holdings Corp.	105	2,350
Cowen, Inc. — Class A*	144	2,347
Nicolet Bankshares, Inc.*	43	2,344
Anworth Mortgage Asset Corp. REIT	500	2,315
Old Second Bancorp, Inc.	149	2,302
City Office REIT, Inc.	182	2,297
CorEnergy Infrastructure Trust, Inc. REIT	61	2,292
New Senior Investment Group, Inc. REIT	384	2,266
Republic Bancorp, Inc. — Class A	49	2,259
Waterstone Financial, Inc.	131	2,247
Bar Harbor Bankshares	78	2,240
FRP Holdings, Inc.*	36	2,236
Westwood Holdings Group, Inc.	43	2,225
WMIH Corp.*	1,586	2,205
Atlantic Capital Bancshares, Inc.*	131	2,194
CNB Financial Corp.	75	2,164
First Connecticut Bancorp, Inc.	73	2,157
One Liberty Properties, Inc. REIT	77	2,139
Citizens, Inc.*	254	2,134
PennyMac Financial Services, Inc. — Class A	102	2,132
Cedar Realty Trust, Inc. REIT	455	2,120
Access National Corp.	78	2,115
Merchants Bancorp	83	2,110
Western Asset Mortgage Capital Corp. REIT	208	2,084
Sierra Bancorp	72	2,081
Farmers National Banc Corp.	130	1,989
On Deck Capital, Inc.*	262	1,983
Farmers & Merchants Bancorp Incorporated/Archbold OH	46	1,959
Orchid Island Capital, Inc. REIT	269	1,950
Ares Commercial Real Estate Corp. REIT	138	1,928
West Bancorporation, Inc.	82	1,927
Byline Bancorp, Inc.*	84	1,907
MidWestOne Financial Group, Inc.	57	1,899
Greenlight Capital Re Ltd. — Class A*	153	1,897
Drive Shack, Inc.*	311	1,854
PHH Corp.*	167	1,835
Dynex Capital, Inc. REIT	279	1,780
Braemar Hotels & Resorts, Inc. REIT	150	1,766
RBB Bancorp	71	1,739
Home Bancorp, Inc.	40	1,739
PCSB Financial Corp.	85	1,729
Curo Group Holdings Corp.*	57	1,723
Enterprise Bancorp, Inc.	50	1,719
Exantas Capital Corp. REIT	156	1,713
Cambridge Bancorp	19	1,710
Goosehead Insurance, Inc. — Class A*	50	1,693
HCI Group, Inc.	38	1,662
KKR Real Estate Finance Trust, Inc. REIT	82	1,654
Altisource Portfolio Solutions S.A.*,1	51	1,644
American National Bankshares, Inc.	42	1,638
Global Indemnity Ltd.	43	1,621
Southern National Bancorp of Virginia, Inc.	100	1,620
Republic First Bancorp, Inc.*	226	1,616
Citizens & Northern Corp.	61	1,595
Innovative Industrial Properties, Inc. REIT[1]	33	1,592
National Bankshares, Inc.	35	1,591
Oppenheimer Holdings, Inc. — Class A	50	1,580
Macatawa Bank Corp.	133	1,557
Hingham Institution for Savings	7	1,539
Heritage Insurance Holdings, Inc.	103	1,526
Ready Capital Corp. REIT	91	1,515
First Bancorp, Inc.	52	1,506
FedNat Holding Co.	59	1,503
Western New England Bancorp, Inc.	138	1,490
Peoples Financial Services Corp.	35	1,484
Northrim BanCorp, Inc.	35	1,454
HarborOne Bancorp, Inc.*	75	1,434
MedEquities Realty Trust, Inc. REIT	147	1,429
Baycom Corp.*	53	1,414
Ladenburg Thalmann Financial Services, Inc.	523	1,412
BSB Bancorp, Inc.*	43	1,402
Regional Management Corp.*	48	1,384
Capital City Bank Group, Inc.	59	1,377
Southern First Bancshares, Inc.*	35	1,375
Codorus Valley Bancorp, Inc.	44	1,375
SmartFinancial, Inc.*	58	1,366
Metropolitan Bank Holding Corp.*	33	1,357
Newmark Group, Inc. — Class A	120	1,343
Southern Missouri Bancorp, Inc.	36	1,342
Reliant Bancorp, Inc.	52	1,330
Arlington Asset Investment Corp. — Class A	141	1,317
Jernigan Capital, Inc. REIT	68	1,312
ACNB Corp.	35	1,302
Business First Bancshares, Inc.	49	1,301
Summit Financial Group, Inc.	56	1,300
Central Valley Community Bancorp	59	1,275
Marlin Business Services Corp.	44	1,269
First Internet Bancorp	41	1,248
Consolidated-Tomoka Land Co.	20	1,245
Investar Holding Corp.	46	1,235
Guaranty Bancshares, Inc.	40	1,209
Civista Bancshares, Inc.	50	1,204
Ames National Corp.	44	1,199
Howard Bancorp, Inc.*	67	1,186
MidSouth Bancorp, Inc.	77	1,186
Territorial Bancorp, Inc.	40	1,182
Pacific City Financial Corp.	61	1,180
Investors Title Co.	7	1,175
Bluerock Residential Growth REIT, Inc.	119	1,166
EMC Insurance Group, Inc.	47	1,162
Cherry Hill Mortgage Investment Corp. REIT	64	1,158
Forestar Group, Inc.*	54	1,145
Shore Bancshares, Inc.	64	1,140
Norwood Financial Corp.	29	1,136
Great Ajax Corp. REIT	83	1,130
Premier Financial Bancorp, Inc.	61	1,128

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Evans Bancorp, Inc.	24	$1,127
Protective Insurance Corp. — Class B	49	1,125
BankFinancial Corp.	70	1,116
MutualFirst Financial, Inc.	30	1,105
First Bank/Hamilton NJ	84	1,105
Farmland Partners, Inc. REIT	163	1,092
Century Bancorp, Inc. — Class A	15	1,084
Union Bankshares, Inc.	20	1,063
Timberland Bancorp, Inc.	34	1,062
Penns Woods Bancorp, Inc.	24	1,043
MBT Financial Corp.	92	1,040
Clipper Realty, Inc. REIT	76	1,028
Bankwell Financial Group, Inc.	32	1,003
Maiden Holdings Ltd.	350	998
First Business Financial Services, Inc.	43	997
Sterling Bancorp, Inc.	87	984
Bank of Commerce Holdings	80	976
BCB Bancorp, Inc.	70	969
Community Bankers Trust Corp.*	110	968
Fidelity D&D Bancorp, Inc.	14	966
Amalgamated Bank — Class A*	50	964
Riverview Bancorp, Inc.	109	964
C&F Financial Corp.	16	940
SB One Bancorp	37	932
Safeguard Scientifics, Inc.*	99	926
Stratus Properties, Inc.*	30	918
GAIN Capital Holdings, Inc.[1]	141	916
Bank of Princeton*	30	916
Unity Bancorp, Inc.	40	916
Kingstone Companies, Inc.	48	912
Tiptree, Inc. — Class A	139	910
Orrstown Financial Services, Inc.	38	904
Entegra Financial Corp.*	34	903
First Community Corp.	37	895
FS Bancorp, Inc.	16	892
Global Medical REIT, Inc.	94	885
Independence Holding Co.	24	862
LCNB Corp.	46	858
NI Holdings, Inc.*	50	843
Pzena Investment Management, Inc. — Class A	88	840
Elevate Credit, Inc.*	104	838
Community Financial Corp.	25	836
Gladstone Land Corp. REIT	67	827
Northeast Bancorp	38	825
First Choice Bancorp	30	813
SI Financial Group, Inc.	57	798
ESSA Bancorp, Inc.	49	797
Prudential Bancorp, Inc.	46	796
Malvern Bancorp, Inc.*	33	790
1st Constitution Bancorp	38	787
Parke Bancorp, Inc.	35	786
MVB Financial Corp.	43	775
Esquire Financial Holdings, Inc.*	31	774
Ohio Valley Banc Corp.	21	770
Safety Income & Growth, Inc. REIT	41	768
Luther Burbank Corp.	70	762
First Northwest Bancorp*	49	755
Middlefield Banc Corp.	16	754
Pacific Mercantile Bancorp*	80	748
United Security Bancshares	67	744
OP Bancorp*	64	742
CB Financial Services, Inc.	24	740
Hallmark Financial Services, Inc.*	67	737
Select Bancorp, Inc.*	58	719
First Financial Northwest, Inc.	43	713
Oak Valley Bancorp	36	707
Mid Penn Bancorp, Inc.	24	700
Peoples Bancorp of North Carolina, Inc.	24	692
PDL Community Bancorp*	45	680
Chemung Financial Corp.	16	679
Capstar Financial Holdings, Inc.	40	668
First United Corp.	35	658
Donegal Group, Inc. — Class A	46	654
County Bancorp, Inc.	26	653
Provident Bancorp, Inc.*	22	637
First Guaranty Bancshares, Inc.	24	617
First Savings Financial Group, Inc.	9	615
Associated Capital Group, Inc. — Class A	14	596
Silvercrest Asset Management Group, Inc. — Class A	43	596
Siebert Financial Corp.*,1	38	557
Crawford & Co. — Class B	60	553
Trinity Place Holdings, Inc.*	90	548
GAMCO Investors, Inc. — Class A	22	515
BRT Apartments Corp. REIT	42	506
Greene County Bancorp, Inc.	15	481
Auburn National Bancorporation, Inc.	12	460
Maui Land & Pineapple Company, Inc.*	34	435
Impac Mortgage Holdings, Inc.*	50	375
Bridgewater Bancshares, Inc.*	25	325
Ashford, Inc.*	4	303
Transcontinental Realty Investors, Inc.*	8	255
Spirit of Texas Bancshares, Inc.*	10	216
Level One Bancorp, Inc.	7	195
American Realty Investors, Inc.*	11	186
Griffin Industrial Realty, Inc.	4	156
Oconee Federal Financial Corp.	5	135
Annaly Capital Management, Inc. REIT	1	8
Total Financial		2,810,989

Consumer, Non-cyclical - 7.0%
LivaNova plc*	250	30,993
Haemonetics Corp.*	265	30,364
Teladoc Health, Inc.*	344	29,704
Ligand Pharmaceuticals, Inc. — Class B*	107	29,370
HealthEquity, Inc.*	278	26,246
Loxo Oncology, Inc.*	137	23,404
FibroGen, Inc.*	384	23,328
Insperity, Inc.	197	23,236
Inogen, Inc.*	91	22,215
Green Dot Corp. — Class A*	247	21,939
Globus Medical, Inc. — Class A*	371	21,058

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

ASGN, Inc.*	261	$20,601
Novocure Ltd.*	371	19,440
Endo International plc*	1,151	19,371
Aaron’s, Inc.	353	19,224
NuVasive, Inc.*	264	18,739
Wright Medical Group N.V.*	639	18,544
Ultragenyx Pharmaceutical, Inc.*	242	18,474
Neogen Corp.*	258	18,455
Brink’s Co.	258	17,995
Helen of Troy Ltd.*	136	17,802
Performance Food Group Co.*	523	17,416
Amedisys, Inc.*	137	17,120
Merit Medical Systems, Inc.*	271	16,653
Horizon Pharma plc*	850	16,643
Blueprint Medicines Corp.*	212	16,549
Avanos Medical, Inc.*	241	16,508
Syneos Health, Inc.*	319	16,444
Darling Ingredients, Inc.*	842	16,267
Array BioPharma, Inc.*	1,048	15,930
Chegg, Inc.*	550	15,636
LHC Group, Inc.*	151	15,552
Myriad Genetics, Inc.*	338	15,548
Healthcare Services Group, Inc.[1]	381	15,476
Cimpress N.V.*	113	15,437
Immunomedics, Inc.*	725	15,102
Emergent BioSolutions, Inc.*	229	15,075
Adtalem Global Education, Inc.*	308	14,846
Strategic Education, Inc.	107	14,662
Lancaster Colony Corp.	97	14,473
Korn/Ferry International	293	14,427
Intercept Pharmaceuticals, Inc.*	113	14,279
Weight Watchers International, Inc.*	198	14,254
FTI Consulting, Inc.*	194	14,199
HMS Holdings Corp.*	426	13,977
Deluxe Corp.	245	13,950
Medifast, Inc.	60	13,293
AMN Healthcare Services, Inc.*	243	13,292
Integer Holdings Corp.*	160	13,272
Ironwood Pharmaceuticals, Inc. — Class A*	712	13,144
Edgewell Personal Care Co.*,1	277	12,806
Supernus Pharmaceuticals, Inc.*	252	12,688
TriNet Group, Inc.*	224	12,616
Mallinckrodt plc*	423	12,398
Boston Beer Company, Inc. — Class A*	43	12,362
Tenet Healthcare Corp.*	430	12,238
REGENXBIO, Inc.*	161	12,155
WD-40 Co.	70	12,047
Paylocity Holding Corp.*	149	11,968
LifePoint Health, Inc.*	183	11,785
Amicus Therapeutics, Inc.*	973	11,764
Arena Pharmaceuticals, Inc.*	255	11,735
Halozyme Therapeutics, Inc.*	641	11,647
iRhythm Technologies, Inc.*	123	11,643
J&J Snack Foods Corp.	77	11,619
Cambrex Corp.*	169	11,560
Monro, Inc.	164	11,414
Acceleron Pharma, Inc.*	199	11,389
MyoKardia, Inc.*	173	11,280
Aerie Pharmaceuticals, Inc.*	183	11,264
Repligen Corp.*	201	11,147
Tandem Diabetes Care, Inc.*	260	11,138
Quidel Corp.*	170	11,079
Glaukos Corp.*	170	11,033
Avis Budget Group, Inc.*	343	11,024
Heron Therapeutics, Inc.*	348	11,014
ABM Industries, Inc.	340	10,965
PTC Therapeutics, Inc.*	233	10,951
Travelport Worldwide Ltd.	645	10,881
Sanderson Farms, Inc.	105	10,854
BioTelemetry, Inc.*	167	10,763
Medicines Co.*,1	354	10,588
Zogenix, Inc.*	213	10,565
ACADIA Pharmaceuticals, Inc.*	506	10,505
Momenta Pharmaceuticals, Inc.*	394	10,362
CONMED Corp.	130	10,299
Patterson Companies, Inc.	421	10,293
STAAR Surgical Co.*	214	10,272
Select Medical Holdings Corp.*	557	10,249
Prestige Consumer Healthcare, Inc.*	267	10,117
Pacira Pharmaceuticals, Inc.*	205	10,076
Amneal Pharmaceuticals, Inc.*	447	9,919
Global Blood Therapeutics, Inc.*	257	9,766
Ensign Group, Inc.	253	9,594
AnaptysBio, Inc.*	96	9,578
Brookdale Senior Living, Inc. — Class A*	961	9,447
Sotheby’s*	192	9,444
NxStage Medical, Inc.*	333	9,287
B&G Foods, Inc.[1]	338	9,278
Xencor, Inc.*	237	9,236
Magellan Health, Inc.*	126	9,078
Portola Pharmaceuticals, Inc.*,1	335	8,921
Spark Therapeutics, Inc.*	162	8,837
Sangamo Therapeutics, Inc.*	521	8,831
Atara Biotherapeutics, Inc.*	210	8,683
Spectrum Pharmaceuticals, Inc.*	511	8,585
Arrowhead Pharmaceuticals, Inc.*	447	8,569
Nevro Corp.*	150	8,550
Universal Corp.	127	8,255
Matthews International Corp. — Class A	160	8,024
Insmed, Inc.*	393	7,946
USANA Health Sciences, Inc.*	65	7,836
Calavo Growers, Inc.	81	7,825
Reata Pharmaceuticals, Inc. — Class A*	95	7,767
United Natural Foods, Inc.*	259	7,757
Cal-Maine Foods, Inc.	160	7,728
US Physical Therapy, Inc.	64	7,590
EVERTEC, Inc.	313	7,543
Genomic Health, Inc.*	107	7,514
Madrigal Pharmaceuticals, Inc.*	35	7,495
Editas Medicine, Inc.*	234	7,446
Enanta Pharmaceuticals, Inc.*	86	7,350

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Vector Group Ltd.	526	$7,250
Clovis Oncology, Inc.*	245	7,196
Theravance Biopharma, Inc.*	220	7,187
Corcept Therapeutics, Inc.*	502	7,038
ICF International, Inc.	93	7,017
National Beverage Corp.*	60	6,997
Puma Biotechnology, Inc.*	150	6,877
Central Garden & Pet Co. — Class A*	207	6,860
ImmunoGen, Inc.*	723	6,847
Medpace Holdings, Inc.*	111	6,650
Tivity Health, Inc.*	205	6,591
Laureate Education, Inc. — Class A*,1	426	6,577
Cardiovascular Systems, Inc.*	167	6,536
Audentes Therapeutics, Inc.*	165	6,532
Luminex Corp.	213	6,456
Cardtronics plc — Class A*	204	6,455
CryoLife, Inc.*	183	6,442
Tactile Systems Technology, Inc.*	90	6,395
AxoGen, Inc.*	172	6,338
SUPERVALU, Inc.*	196	6,315
Herc Holdings, Inc.*	123	6,298
CBIZ, Inc.*	265	6,281
Akorn, Inc.*	480	6,230
Viad Corp.	105	6,221
Intrexon Corp.*	358	6,165
Vanda Pharmaceuticals, Inc.*	264	6,059
Aimmune Therapeutics, Inc.*	222	6,056
Simply Good Foods Co.*	310	6,030
AtriCure, Inc.*	172	6,025
ACCO Brands Corp.	532	6,012
Endocyte, Inc.*	334	5,932
Retrophin, Inc.*	206	5,918
Natus Medical, Inc.*	166	5,918
K2M Group Holdings, Inc.*	211	5,775
Omeros Corp.*	235	5,736
Inter Parfums, Inc.	89	5,736
OPKO Health, Inc.*	1,653	5,719
Diplomat Pharmacy, Inc.*	292	5,668
NutriSystem, Inc.	152	5,632
TherapeuticsMD, Inc.*,1	858	5,628
Varex Imaging Corp.*	196	5,617
Hostess Brands, Inc.*	507	5,612
Huron Consulting Group, Inc.*	113	5,582
Invitae Corp.*	330	5,521
G1 Therapeutics, Inc.*	105	5,490
Innoviva, Inc.*	354	5,395
TrueBlue, Inc.*	207	5,392
R1 RCM, Inc.*	529	5,375
MGP Ingredients, Inc.	68	5,371
Biohaven Pharmaceutical Holding Company Ltd.*	142	5,332
Navigant Consulting, Inc.	230	5,304
Fresh Del Monte Produce, Inc.	156	5,287
Andersons, Inc.	140	5,271
Esperion Therapeutics, Inc.*	118	5,236
Career Education Corp.*	349	5,211
Orthofix Medical, Inc.*	90	5,203
Owens & Minor, Inc.[1]	314	5,187
Denali Therapeutics, Inc.*	232	5,044
Surmodics, Inc.*	67	5,002
Intra-Cellular Therapies, Inc.*	230	4,991
Alder Biopharmaceuticals, Inc.*	299	4,978
Intellia Therapeutics, Inc.*	171	4,894
Atrion Corp.	7	4,864
CareDx, Inc.*	167	4,818
Cerus Corp.*	668	4,816
OraSure Technologies, Inc.*	309	4,774
Iovance Biotherapeutics, Inc.*	422	4,748
National Healthcare Corp.	62	4,673
TransEnterix, Inc.*,1	805	4,669
Hertz Global Holdings, Inc.*	282	4,605
Viking Therapeutics, Inc.*	264	4,599
WaVe Life Sciences Ltd.*	91	4,550
Kforce, Inc.	118	4,437
Phibro Animal Health Corp. — Class A	103	4,419
Acorda Therapeutics, Inc.*	224	4,402
NeoGenomics, Inc.*	286	4,390
Coca-Cola Bottling Company Consolidated	24	4,375
Intersect ENT, Inc.*	152	4,370
Mirati Therapeutics, Inc.*	92	4,333
MacroGenics, Inc.*	201	4,309
Karyopharm Therapeutics, Inc.*	249	4,240
SP Plus Corp.*	116	4,234
Revance Therapeutics, Inc.*	169	4,200
Fate Therapeutics, Inc.*	257	4,187
Chefs’ Warehouse, Inc.*	112	4,071
AngioDynamics, Inc.*	187	4,065
Dynavax Technologies Corp.*	320	3,968
Coherus Biosciences, Inc.*	240	3,960
Assembly Biosciences, Inc.*	105	3,900
Kelly Services, Inc. — Class A	161	3,869
Heska Corp.*	34	3,853
Providence Service Corp.*	57	3,835
BioCryst Pharmaceuticals, Inc.*	501	3,823
Radius Health, Inc.*	208	3,702
Novavax, Inc.*	1,958	3,681
Eagle Pharmaceuticals, Inc.*	53	3,674
SpartanNash Co.	183	3,671
CytomX Therapeutics, Inc.*	197	3,645
Natera, Inc.*	151	3,615
Amphastar Pharmaceuticals, Inc.*	183	3,521
AMAG Pharmaceuticals, Inc.*	176	3,520
Dicerna Pharmaceuticals, Inc.*	229	3,495
Team, Inc.*,1	152	3,420
Pacific Biosciences of California, Inc.*	626	3,387
Quad/Graphics, Inc.	162	3,376
Athenex, Inc.*	217	3,372
Cymabay Therapeutics, Inc.*	303	3,357
K12, Inc.*	189	3,345
Dean Foods Co.	469	3,330
Apellis Pharmaceuticals, Inc.*	186	3,307
Cara Therapeutics, Inc.*	138	3,305

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Addus HomeCare Corp.*	47	$3,297
MiMedx Group, Inc.*,1	532	3,288
Rent-A-Center, Inc.*	228	3,279
Heidrick & Struggles International, Inc.	96	3,250
Flexion Therapeutics, Inc.*	173	3,237
Meridian Bioscience, Inc.	213	3,174
John B Sanfilippo & Son, Inc.	44	3,141
LeMaitre Vascular, Inc.	81	3,138
Anika Therapeutics, Inc.*	73	3,079
Accelerate Diagnostics, Inc.*	134	3,075
Everi Holdings, Inc.*	335	3,072
RadNet, Inc.*	204	3,070
Solid Biosciences, Inc.*	62	2,925
Lantheus Holdings, Inc.*	191	2,855
Epizyme, Inc.*	269	2,851
Sientra, Inc.*	119	2,842
CorVel Corp.*	47	2,832
Rigel Pharmaceuticals, Inc.*	848	2,722
American Public Education, Inc.*	82	2,710
Prothena Corporation plc*	206	2,694
Vericel Corp.*	189	2,674
Rocket Pharmaceuticals, Inc.*	107	2,634
Ennis, Inc.	128	2,618
Achillion Pharmaceuticals, Inc.*	699	2,572
Resources Connection, Inc.	153	2,540
GlycoMimetics, Inc.*	175	2,520
MediciNova, Inc.*	201	2,510
Hackett Group, Inc.	124	2,499
Antares Pharma, Inc.*	742	2,493
Primo Water Corp.*	138	2,491
ArQule, Inc.*	438	2,479
Ingles Markets, Inc. — Class A	72	2,466
Invacare Corp.	169	2,459
Verastem, Inc.*	339	2,458
Tootsie Roll Industries, Inc.[1]	84	2,457
Forrester Research, Inc.	53	2,433
Aduro Biotech, Inc.*	330	2,426
Barrett Business Services, Inc.	36	2,404
Five Prime Therapeutics, Inc.*	171	2,380
Lexicon Pharmaceuticals, Inc.*	222	2,369
Inovio Pharmaceuticals, Inc.*	426	2,369
Progenics Pharmaceuticals, Inc.*	376	2,358
Stemline Therapeutics, Inc.*	142	2,357
Tejon Ranch Co.*	108	2,345
ViewRay, Inc.*,1	250	2,340
Cytokinetics, Inc.*	236	2,325
ANI Pharmaceuticals, Inc.*	41	2,318
Akebia Therapeutics, Inc.*	259	2,287
Akcea Therapeutics, Inc.*,1	65	2,276
Adamas Pharmaceuticals, Inc.*,1	113	2,262
Cutera, Inc.*	69	2,246
Care.com, Inc.*	101	2,233
Collegium Pharmaceutical, Inc.*	151	2,226
Kura Oncology, Inc.*	127	2,222
La Jolla Pharmaceutical Co.*	110	2,214
National Research Corp. — Class A	57	2,200
Synergy Pharmaceuticals, Inc.*	1,277	2,171
ZIOPHARM Oncology, Inc.*	676	2,163
Triple-S Management Corp. — Class B*	113	2,135
Weis Markets, Inc.	49	2,127
Oxford Immunotec Global plc*	130	2,110
Emerald Expositions Events, Inc.	127	2,093
Voyager Therapeutics, Inc.*	110	2,081
CAI International, Inc.*	90	2,058
Abeona Therapeutics, Inc.*	159	2,035
BrightView Holdings, Inc.*	126	2,022
BioScrip, Inc.*	650	2,015
Rosetta Stone, Inc.*	101	2,009
CRA International, Inc.	40	2,009
Aclaris Therapeutics, Inc.*	137	1,989
Evo Payments, Inc. — Class A*	83	1,984
Minerva Neurosciences, Inc.*	157	1,970
Aptinyx, Inc.*	68	1,969
NanoString Technologies, Inc.*	110	1,961
RR Donnelley & Sons Co.	363	1,960
GenMark Diagnostics, Inc.*	266	1,955
Dermira, Inc.*	179	1,951
PDL BioPharma, Inc.*	736	1,936
Accuray, Inc.*	430	1,935
Corbus Pharmaceuticals Holdings, Inc.*	256	1,933
Sorrento Therapeutics, Inc.*,1	439	1,932
Central Garden & Pet Co.*	53	1,910
Eloxx Pharmaceuticals, Inc.*	111	1,891
Allakos, Inc.*	42	1,890
LSC Communications, Inc.	170	1,880
SEACOR Marine Holdings, Inc.*	83	1,878
Catalyst Pharmaceuticals, Inc.*	496	1,875
CytoSorbents Corp.*	145	1,870
Marinus Pharmaceuticals, Inc.*	187	1,870
SIGA Technologies, Inc.*	267	1,840
Rhythm Pharmaceuticals, Inc.*	63	1,838
Tricida, Inc.*	60	1,833
Kindred Biosciences, Inc.*	131	1,827
Great Lakes Dredge & Dock Corp.*	293	1,817
Textainer Group Holdings Ltd.*	140	1,792
Avid Bioservices, Inc.*	260	1,784
Vectrus, Inc.*	57	1,778
Assertio Therapeutics, Inc.*	302	1,776
AVEO Pharmaceuticals, Inc.*	525	1,738
Arbutus Biopharma Corp.*	181	1,710
TG Therapeutics, Inc.*	304	1,702
Turning Point Brands, Inc.	41	1,700
BioSpecifics Technologies Corp.*	29	1,696
Utah Medical Products, Inc.	18	1,696
Adverum Biotechnologies, Inc.*	280	1,694
Inspire Medical Systems, Inc.*	40	1,683
22nd Century Group, Inc.*	597	1,677
Keryx Biopharmaceuticals, Inc.*,1	486	1,652
Carriage Services, Inc. — Class A	76	1,638
Concert Pharmaceuticals, Inc.*	109	1,618
Avrobio, Inc.*	31	1,608
Limoneira Co.	61	1,593

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Cross Country Healthcare, Inc.*	182	$1,589
Senseonics Holdings, Inc.*	333	1,588
Surgery Partners, Inc.*	96	1,584
Paratek Pharmaceuticals, Inc.*	162	1,571
Nuvectra Corp.*	71	1,561
Albireo Pharma, Inc.*	47	1,549
Community Health Systems, Inc.*	440	1,522
Syros Pharmaceuticals, Inc.*	127	1,513
Deciphera Pharmaceuticals, Inc.*	39	1,510
Pieris Pharmaceuticals, Inc.*	267	1,495
Rubius Therapeutics, Inc.*	62	1,488
elf Beauty, Inc.*,1	114	1,451
American Renal Associates Holdings, Inc.*	67	1,451
Geron Corp.*,1	815	1,434
Tocagen, Inc.*	92	1,434
Selecta Biosciences, Inc.*	92	1,431
Savara, Inc.*	128	1,428
ChemoCentryx, Inc.*	113	1,428
Insys Therapeutics, Inc.*,1	138	1,391
Farmer Brothers Co.*	52	1,373
Willdan Group, Inc.*	40	1,358
Zafgen, Inc.*	115	1,344
Ra Pharmaceuticals, Inc.*	74	1,339
Aratana Therapeutics, Inc.*	229	1,337
OrthoPediatrics Corp.*	36	1,319
MannKind Corp.*	720	1,318
RTI Surgical, Inc.*	292	1,314
Corium International, Inc.*	137	1,303
Dova Pharmaceuticals, Inc.*	61	1,279
Bellicum Pharmaceuticals, Inc.*	206	1,269
Cadiz, Inc.*	111	1,237
Nathan’s Famous, Inc.	15	1,236
Homology Medicines, Inc.*	54	1,234
Athersys, Inc.*	583	1,224
Civitas Solutions, Inc.*	83	1,224
CASI Pharmaceuticals, Inc.*	256	1,196
Capital Senior Living Corp.*	126	1,189
Franklin Covey Co.*	50	1,182
Seneca Foods Corp. — Class A*	35	1,179
Sienna Biopharmaceuticals, Inc.*	79	1,171
Veracyte, Inc.*	122	1,165
Ocular Therapeutix, Inc.*	167	1,149
Kadmon Holdings, Inc.*	343	1,146
Village Super Market, Inc. — Class A	42	1,142
Aldeyra Therapeutics, Inc.*	82	1,132
ServiceSource International, Inc.*	397	1,131
Synlogic, Inc.*	79	1,123
Cellular Biomedicine Group, Inc.*	60	1,089
Reis, Inc.	47	1,081
Craft Brew Alliance, Inc.*	65	1,063
BioTime, Inc.*	451	1,060
Neuronetics, Inc.*	33	1,058
Rockwell Medical, Inc.*	244	1,030
Optinose, Inc.*	82	1,019
Palatin Technologies, Inc.*	1,013	1,010
Crinetics Pharmaceuticals, Inc.*	35	1,003
Pyxus International, Inc.*	43	989
T2 Biosystems, Inc.*	130	968
BG Staffing, Inc.	35	952
Harvard Bioscience, Inc.*	181	950
SeaSpine Holdings Corp.*	61	949
Revlon, Inc. — Class A*,1	42	937
Enzo Biochem, Inc.*	226	931
PRGX Global, Inc.*	106	922
I3 Verticals, Inc. — Class A*	40	919
Clearside Biomedical, Inc.*	144	886
Durect Corp.*	805	885
Arlo Technologies, Inc.*,1	61	885
Chimerix, Inc.*	226	879
Idera Pharmaceuticals, Inc.*	98	873
Agenus, Inc.*	408	873
Celcuity, Inc.*	30	863
Quorum Health Corp.*	147	861
Natural Health Trends Corp.	37	861
MoneyGram International, Inc.*	159	851
ChromaDex Corp.*	198	849
Kiniksa Pharmaceuticals Ltd. — Class A*	33	842
Cambium Learning Group, Inc.*	71	841
PolarityTE, Inc.*	44	840
Calithera Biosciences, Inc.*	160	840
Teligent, Inc.*	211	833
Scholar Rock Holding Corp.*	32	824
Cue Biopharma, Inc.*	91	824
Helius Medical Technologies, Inc.*	84	822
Endologix, Inc.*	427	816
Seres Therapeutics, Inc.*	106	805
Aeglea BioTherapeutics, Inc.*	84	804
FONAR Corp.*	32	797
Acacia Research Corp.*	249	797
Natural Grocers by Vitamin Cottage, Inc.*	46	777
Pulse Biosciences, Inc.*	54	766
Miragen Therapeutics, Inc.*	133	742
Tetraphase Pharmaceuticals, Inc.*	265	731
Ardelyx, Inc.*	168	731
Lannett Company, Inc.*	149	708
Neos Therapeutics, Inc.*	142	689
Spring Bank Pharmaceuticals, Inc.*	57	687
iRadimed Corp.*	18	669
Smart & Final Stores, Inc.*	117	667
Odonate Therapeutics, Inc.*	34	660
Catalyst Biosciences, Inc.*	61	658
Innovate Biopharmaceuticals, Inc.*	95	649
Allena Pharmaceuticals, Inc.*	60	644
Achaogen, Inc.*	161	642
Mersana Therapeutics, Inc.*	64	640
Recro Pharma, Inc.*	90	640
ADMA Biologics, Inc.*	99	615
Replimune Group, Inc.*	38	612
Corvus Pharmaceuticals, Inc.*	71	609
Tyme Technologies, Inc.*	216	600
Xeris Pharmaceuticals, Inc.*	34	598
Immune Design Corp.*	173	597

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Organovo Holdings, Inc.*	517	$595
Kala Pharmaceuticals, Inc.*	60	592
Syndax Pharmaceuticals, Inc.*	73	590
PFSweb, Inc.*	78	577
CTI BioPharma Corp.*	262	566
Quanterix Corp.*	26	557
Pfenex, Inc.*	108	552
Alico, Inc.	16	541
NantKwest, Inc.*	144	533
Jounce Therapeutics, Inc.*	81	526
AAC Holdings, Inc.*	68	519
resTORbio, Inc.*	34	515
Marrone Bio Innovations, Inc.*	280	512
XOMA Corp.*	29	510
Cohbar, Inc.*	115	496
Mustang Bio, Inc.*	83	494
Fennec Pharmaceuticals, Inc.*	59	484
Celsius Holdings, Inc.*,1	117	471
Evolus, Inc.*	25	466
UNITY Biotechnology, Inc.*	26	424
Calyxt, Inc.*	27	412
Nymox Pharmaceutical Corp.*	166	408
Surface Oncology, Inc.*	37	405
Genesis Healthcare, Inc.*	287	387
Ovid therapeutics, Inc.*	68	386
Nature’s Sunshine Products, Inc.*	44	385
Zomedica Pharmaceuticals Corp.*	203	380
Melinta Therapeutics, Inc.*	96	379
Arcus Biosciences, Inc.*	27	376
NewLink Genetics Corp.*	150	359
Spero Therapeutics, Inc.*	34	357
Apollo Medical Holdings, Inc.*,1	16	353
Evelo Biosciences, Inc.*	28	341
Menlo Therapeutics, Inc.*	32	315
Proteostasis Therapeutics, Inc.*	129	311
Fortress Biotech, Inc.*	173	277
Molecular Templates, Inc.*	46	248
scPharmaceuticals, Inc.*	35	205
Ampio Pharmaceuticals, Inc.*	401	204
Unum Therapeutics, Inc.*	18	185
Vital Therapies, Inc.*	156	43
Arsanis, Inc.*	23	37
GTx, Inc.*	23	36
Total Consumer, Non-cyclical		2,589,227

Industrial - 4.2%
Trex Company, Inc.*	304	23,402
Proto Labs, Inc.*	139	22,483
EMCOR Group, Inc.	299	22,458
Woodward, Inc.	275	22,236
Axon Enterprise, Inc.*	293	20,050
Tetra Tech, Inc.	285	19,466
Louisiana-Pacific Corp.	732	19,391
John Bean Technologies Corp.	161	19,207
EnerSys	216	18,820
MSA Safety, Inc.	175	18,627
RBC Bearings, Inc.*	123	18,494
Kennametal, Inc.	419	18,252
Generac Holdings, Inc.*	312	17,600
Barnes Group, Inc.	243	17,260
Trinseo S.A.	220	17,226
Hillenbrand, Inc.	323	16,893
GATX Corp.	193	16,712
Rexnord Corp.*	537	16,540
KLX, Inc.*	258	16,197
Simpson Manufacturing Company, Inc.	213	15,434
Applied Industrial Technologies, Inc.	196	15,337
KBR, Inc.	725	15,319
KapStone Paper and Packaging Corp.	451	15,293
II-VI, Inc.*	318	15,041
MasTec, Inc.*	333	14,868
Belden, Inc.	208	14,853
Exponent, Inc.	265	14,204
Moog, Inc. — Class A	165	14,185
Tech Data Corp.*	196	14,028
Vishay Intertechnology, Inc.	681	13,858
Golar LNG Ltd.	486	13,511
Dycom Industries, Inc.*	155	13,113
SYNNEX Corp.	154	13,044
Chart Industries, Inc.*	158	12,376
Aerovironment, Inc.*	109	12,227
Aerojet Rocketdyne Holdings, Inc.*	359	12,202
Esterline Technologies Corp.*	134	12,187
Watts Water Technologies, Inc. — Class A	143	11,869
Harsco Corp.*	414	11,820
Albany International Corp. — Class A	148	11,766
Novanta, Inc.*	168	11,491
SPX FLOW, Inc.*	217	11,284
Franklin Electric Company, Inc.	238	11,245
Itron, Inc.*	174	11,171
Universal Forest Products, Inc.	308	10,882
Forward Air Corp.	151	10,827
Comfort Systems USA, Inc.	188	10,603
Brady Corp. — Class A	241	10,544
Summit Materials, Inc. — Class A*	576	10,472
TopBuild Corp.*	182	10,341
Granite Construction, Inc.	226	10,328
Saia, Inc.*	132	10,091
Advanced Disposal Services, Inc.*	372	10,074
Covanta Holding Corp.	604	9,815
Greenbrier Companies, Inc.	163	9,796
Sanmina Corp.*	348	9,605
Plexus Corp.*	164	9,596
Cubic Corp.	130	9,497
Kaman Corp.	142	9,483
Worthington Industries, Inc.	216	9,366
Mueller Water Products, Inc. — Class A	795	9,150
Alarm.com Holdings, Inc.*	158	9,069
Masonite International Corp.*	141	9,038
ESCO Technologies, Inc.	131	8,915
JELD-WEN Holding, Inc.*	355	8,754
Actuant Corp. — Class A	313	8,733
Werner Enterprises, Inc.	246	8,696

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Matson, Inc.	218	$8,642
Fabrinet*	185	8,558
Builders FirstSource, Inc.*	581	8,529
Mueller Industries, Inc.	291	8,433
Raven Industries, Inc.	184	8,418
US Ecology, Inc.	113	8,334
Federal Signal Corp.	305	8,168
Sun Hydraulics Corp.	147	8,053
AAON, Inc.	212	8,014
AAR Corp.	167	7,998
Badger Meter, Inc.	147	7,784
Atlas Air Worldwide Holdings, Inc.*	122	7,778
EnPro Industries, Inc.	106	7,731
TTM Technologies, Inc.*	482	7,669
Hub Group, Inc. — Class A*	168	7,661
Gibraltar Industries, Inc.*	164	7,478
Knowles Corp.*	449	7,462
SPX Corp.*	221	7,362
Boise Cascade Co.	200	7,360
Cactus, Inc. — Class A*	189	7,235
Patrick Industries, Inc.*	122	7,222
Milacron Holdings Corp.*	356	7,209
TriMas Corp.*	236	7,174
Continental Building Products, Inc.*	191	7,172
Greif, Inc. — Class A	131	7,029
Tennant Co.	92	6,987
Evoqua Water Technologies Corp.*	389	6,916
Standex International Corp.	65	6,776
AZZ, Inc.	133	6,716
Kratos Defense & Security Solutions, Inc.*	453	6,695
OSI Systems, Inc.*	86	6,563
Air Transport Services Group, Inc.*	300	6,441
Ambarella, Inc.*,1	166	6,421
ArcBest Corp.	132	6,409
Casella Waste Systems, Inc. — Class A*	205	6,367
Kadant, Inc.	56	6,040
Ship Finance International Ltd.	428	5,949
Astec Industries, Inc.	118	5,948
Sturm Ruger & Company, Inc.	86	5,938
Apogee Enterprises, Inc.	142	5,867
Triumph Group, Inc.	250	5,825
American Woodmark Corp.*	73	5,727
Advanced Drainage Systems, Inc.	185	5,716
Fitbit, Inc. — Class A*	1,068	5,714
Benchmark Electronics, Inc.	241	5,639
FARO Technologies, Inc.*	86	5,534
Lindsay Corp.	55	5,513
PGT Innovations, Inc.*	251	5,422
Primoris Services Corp.	215	5,336
Atkore International Group, Inc.*	201	5,333
KEMET Corp.*	287	5,324
Encore Wire Corp.	105	5,260
Astronics Corp.*	109	4,742
Heartland Express, Inc.	240	4,735
Control4 Corp.*	134	4,600
Alamo Group, Inc.	50	4,581
Columbus McKinnon Corp.	113	4,468
Echo Global Logistics, Inc.*	144	4,457
Chase Corp.	37	4,446
Multi-Color Corp.	71	4,420
Manitowoc Company, Inc.*	182	4,366
AVX Corp.	240	4,332
CSW Industrials, Inc.*	80	4,296
American Outdoor Brands Corp.*	276	4,286
Marten Transport Ltd.	201	4,231
Stoneridge, Inc.*	141	4,191
Aegion Corp. — Class A*	165	4,188
GoPro, Inc. — Class A*,1	580	4,176
Global Brass & Copper Holdings, Inc.	112	4,133
GasLog Ltd.	209	4,128
Briggs & Stratton Corp.	213	4,096
Vicor Corp.*	89	4,094
CIRCOR International, Inc.	84	3,990
Tidewater, Inc.*	123	3,836
US Concrete, Inc.*,1	83	3,805
Lydall, Inc.*	87	3,750
Myers Industries, Inc.	157	3,650
NV5 Global, Inc.*	42	3,641
Tutor Perini Corp.*	192	3,610
National Presto Industries, Inc.	26	3,371
Insteel Industries, Inc.	93	3,337
Gorman-Rupp Co.	91	3,321
NCI Building Systems, Inc.*	219	3,318
DXP Enterprises, Inc.*	82	3,286
Hyster-Yale Materials Handling, Inc.	53	3,261
Quanex Building Products Corp.	179	3,258
Argan, Inc.	75	3,225
Mesa Laboratories, Inc.	17	3,156
TimkenSteel Corp.*	205	3,048
Scorpio Tankers, Inc.	1,509	3,033
Tredegar Corp.	133	2,879
Willscot Corp.*	167	2,864
Electro Scientific Industries, Inc.*	164	2,862
MYR Group, Inc.*	83	2,709
NVE Corp.	25	2,647
Kimball Electronics, Inc.*	133	2,613
Ichor Holdings Ltd.*,1	126	2,573
Griffon Corp.	148	2,390
Teekay Corp.	352	2,372
Applied Optoelectronics, Inc.*,1	96	2,367
ShotSpotter, Inc.*	38	2,329
SunPower Corp. — Class A*,1	317	2,314
Frontline Ltd.*,1	395	2,295
Haynes International, Inc.	64	2,272
Ducommun, Inc.*	55	2,246
International Seaways, Inc.*	112	2,242
DHT Holdings, Inc.	472	2,218
NN, Inc.	142	2,215
Caesarstone Ltd.	118	2,189
Scorpio Bulkers, Inc.	299	2,168
ZAGG, Inc.*	140	2,065
Vishay Precision Group, Inc.*	53	1,982

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Armstrong Flooring, Inc.*	109	$1,973
Sterling Construction Company, Inc.*	137	1,962
Allied Motion Technologies, Inc.	36	1,959
Mistras Group, Inc.*	90	1,950
Park Electrochemical Corp.	99	1,929
Covenant Transportation Group, Inc. — Class A*	63	1,831
IntriCon Corp.*	31	1,742
Park-Ohio Holdings Corp.	45	1,726
American Railcar Industries, Inc.[1]	37	1,706
Daseke, Inc.*	211	1,692
Greif, Inc. — Class B	29	1,672
Energy Recovery, Inc.*,1	185	1,656
CryoPort, Inc.*	129	1,652
Powell Industries, Inc.	45	1,632
Costamare, Inc.	251	1,629
Heritage-Crystal Clean, Inc.*	76	1,623
Universal Logistics Holdings, Inc.	43	1,582
YRC Worldwide, Inc.*	171	1,536
Nordic American Tankers Ltd.	721	1,507
US Xpress Enterprises, Inc. — Class A*	106	1,463
VSE Corp.	44	1,458
Hurco Companies, Inc.	32	1,443
Graham Corp.	49	1,380
Eagle Bulk Shipping, Inc.*	245	1,377
Bel Fuse, Inc. — Class B	50	1,325
UFP Technologies, Inc.*	34	1,250
CECO Environmental Corp.*	156	1,229
Energous Corp.*	120	1,214
Radiant Logistics, Inc.*	196	1,158
Lawson Products, Inc.*	34	1,153
Dorian LPG Ltd.*	142	1,132
Ardmore Shipping Corp.*	169	1,099
LSB Industries, Inc.*	111	1,086
GP Strategies Corp.*	64	1,078
Orion Group Holdings, Inc.*	141	1,065
LB Foster Co. — Class A*	51	1,048
Pure Cycle Corp.*	88	1,016
AquaVenture Holdings Ltd.*	56	1,012
Fluidigm Corp.*	135	1,011
Omega Flex, Inc.	14	996
Twin Disc, Inc.*	43	991
Olympic Steel, Inc.	47	981
FreightCar America, Inc.*	61	980
Northwest Pipe Co.*	49	968
Synalloy Corp.	42	960
Teekay Tankers Ltd. — Class A	962	950
Infrastructure and Energy Alternatives, Inc.*	88	924
Overseas Shipholding Group, Inc. — Class A*	293	923
Napco Security Technologies, Inc.*	61	912
IES Holdings, Inc.*	43	839
USA Truck, Inc.*	41	829
nLight, Inc.*,1	36	800
Turtle Beach Corp.*,1	40	798
General Finance Corp.*	50	798
Eastern Co.	28	795
Manitex International, Inc.*	75	790
Safe Bulkers, Inc.*	256	737
Forterra, Inc.*,1	97	724
PAM Transportation Services, Inc.*	11	716
Sparton Corp.*	49	707
Iteris, Inc.*	126	678
Genco Shipping & Trading Ltd.*	41	574
Willis Lease Finance Corp.*	16	552
Gencor Industries, Inc.*	44	530
Eastman Kodak Co.*,1	87	270
NL Industries, Inc.*	43	258
Babcock & Wilcox Enterprises, Inc.*	165	170
Total Industrial		1,553,343

Consumer, Cyclical - 4.1%
Five Below, Inc.*	281	36,547
Planet Fitness, Inc. — Class A*	455	24,584
Ollie’s Bargain Outlet Holdings, Inc.*	255	24,506
Texas Roadhouse, Inc. — Class A	349	24,182
Marriott Vacations Worldwide Corp.	200	22,364
American Eagle Outfitters, Inc.	829	20,584
Signet Jewelers Ltd.	303	19,977
Wolverine World Wide, Inc.	475	18,549
Deckers Outdoor Corp.*	153	18,143
FirstCash, Inc.	221	18,122
Churchill Downs, Inc.	61	16,940
Spirit Airlines, Inc.*	353	16,580
Eldorado Resorts, Inc.*	338	16,427
Roku, Inc.*	223	16,286
Steven Madden Ltd.	298	15,764
SiteOne Landscape Supply, Inc.*	205	15,445
SkyWest, Inc.	262	15,432
iRobot Corp.*	137	15,059
Cracker Barrel Old Country Store, Inc.[1]	99	14,566
Penn National Gaming, Inc.*	440	14,485
Boyd Gaming Corp.	423	14,319
Dana, Inc.	752	14,040
Dave & Buster’s Entertainment, Inc.	205	13,575
UniFirst Corp.	78	13,545
RH*,1	99	12,970
Fox Factory Holding Corp.*	185	12,959
Altra Industrial Motion Corp.[1]	308	12,720
Beacon Roofing Supply, Inc.*	350	12,667
DSW, Inc. — Class A	353	11,960
Cheesecake Factory, Inc.[1]	220	11,779
Herman Miller, Inc.	306	11,750
Callaway Golf Co.	483	11,732
Jack in the Box, Inc.	139	11,652
Sally Beauty Holdings, Inc.*,1	619	11,383
National Vision Holdings, Inc.*	250	11,285
Cavco Industries, Inc.*	44	11,132
Tenneco, Inc. — Class A	261	10,999
Cooper-Standard Holdings, Inc.*	91	10,918
G-III Apparel Group Ltd.*	223	10,746
Anixter International, Inc.*	151	10,615

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Dorman Products, Inc.*	138	$10,615
Children’s Place, Inc.	83	10,607
KB Home	442	10,568
Brinker International, Inc.	226	10,561
LCI Industries	126	10,433
Taylor Morrison Home Corp. — Class A*	576	10,391
Hawaiian Holdings, Inc.	259	10,386
Bed Bath & Beyond, Inc.	691	10,365
Wingstop, Inc.	149	10,172
Mobile Mini, Inc.	228	9,998
American Axle & Manufacturing Holdings, Inc.*	573	9,993
HNI Corp.	223	9,866
Carvana Co.*,1	165	9,750
Navistar International Corp.*	253	9,741
TRI Pointe Group, Inc.*	778	9,647
Lithia Motors, Inc. — Class A	118	9,636
World Fuel Services Corp.	344	9,522
Red Rock Resorts, Inc. — Class A	357	9,514
PriceSmart, Inc.	114	9,228
Office Depot, Inc.	2,854	9,161
Pinnacle Entertainment, Inc.*	269	9,063
Triton International Ltd.	269	8,950
SeaWorld Entertainment, Inc.*	282	8,863
Big Lots, Inc.	207	8,651
Tupperware Brands Corp.	258	8,630
Gentherm, Inc.*	189	8,590
Bloomin’ Brands, Inc.	431	8,529
Belmond Ltd. — Class A*	460	8,395
Allegiant Travel Co. — Class A	66	8,369
Meritor, Inc.*	426	8,247
Steelcase, Inc. — Class A	436	8,066
Shake Shack, Inc. — Class A*	127	8,002
Core-Mark Holding Company, Inc.	235	7,981
Meritage Homes Corp.*	199	7,940
GameStop Corp. — Class A1	515	7,864
Oxford Industries, Inc.	86	7,757
Caleres, Inc.	216	7,746
Sonic Corp.	178	7,715
La-Z-Boy, Inc.	240	7,584
BJ’s Restaurants, Inc.	105	7,581
Crocs, Inc.*	348	7,409
Abercrombie & Fitch Co. — Class A	350	7,392
Cooper Tire & Rubber Co.	261	7,386
Cannae Holdings, Inc.*	351	7,353
Scientific Games Corp. — Class A*	282	7,163
Asbury Automotive Group, Inc.*	104	7,150
At Home Group, Inc.*	226	7,126
IMAX Corp.*	276	7,121
Interface, Inc. — Class A	303	7,075
Dine Brands Global, Inc.	86	6,993
Rite Aid Corp.*	5,407	6,921
MDC Holdings, Inc.	233	6,892
Methode Electronics, Inc.	185	6,697
Guess?, Inc.	296	6,690
Sleep Number Corp.*	180	6,621
Group 1 Automotive, Inc.	100	6,490
BMC Stock Holdings, Inc.*	346	6,453
Tailored Brands, Inc.	255	6,423
H&E Equipment Services, Inc.	163	6,158
Rush Enterprises, Inc. — Class A	154	6,054
BJ’s Wholesale Club Holdings, Inc.*	221	5,918
Papa John’s International, Inc.[1]	114	5,846
Knoll, Inc.	249	5,839
Malibu Boats, Inc. — Class A*	105	5,746
Chico’s FAS, Inc.	657	5,696
Liberty TripAdvisor Holdings, Inc. — Class A*	373	5,539
AMC Entertainment Holdings, Inc. — Class A1	267	5,473
Fossil Group, Inc.*,1	234	5,447
International Speedway Corp. — Class A1	124	5,431
Standard Motor Products, Inc.	109	5,365
Wabash National Corp.	291	5,305
Winnebago Industries, Inc.	159	5,271
Vista Outdoor, Inc.*	293	5,242
ScanSource, Inc.*	129	5,147
Douglas Dynamics, Inc.	114	5,005
Freshpet, Inc.*	135	4,955
Acushnet Holdings Corp.	178	4,882
Genesco, Inc.*	100	4,710
Denny’s Corp.*	319	4,696
Ruth’s Hospitality Group, Inc.	148	4,669
Hudson Ltd. — Class A*	204	4,602
Dillard’s, Inc. — Class A1	60	4,580
LGI Homes, Inc.*	95	4,507
Installed Building Products, Inc.*	113	4,407
Skyline Champion Corp.	148	4,228
National CineMedia, Inc.	396	4,194
Marcus Corp.	99	4,163
Express, Inc.*	374	4,136
Ascena Retail Group, Inc.*	900	4,113
Boot Barn Holdings, Inc.*	141	4,006
Party City Holdco, Inc.*,1	289	3,916
GMS, Inc.*	167	3,874
Modine Manufacturing Co.*	255	3,800
Regis Corp.*	182	3,718
Conn’s, Inc.*	101	3,570
Camping World Holdings, Inc. — Class A1	167	3,560
Century Communities, Inc.*	134	3,518
Buckle, Inc.[1]	148	3,411
MCBC Holdings, Inc.*	95	3,409
PetMed Express, Inc.[1]	103	3,400
M/I Homes, Inc.*	142	3,398
Movado Group, Inc.	81	3,394
Fiesta Restaurant Group, Inc.*	122	3,264
Kimball International, Inc. — Class B	186	3,116
St. Joe Co.*	185	3,108
Tower International, Inc.[1]	102	3,086
EZCORP, Inc. — Class A*	257	2,750
Universal Electronics, Inc.*	69	2,715
Red Robin Gourmet Burgers, Inc.*	67	2,690

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

J.C. Penney Company, Inc.*,1	1,613	$2,678
Monarch Casino & Resort, Inc.*	58	2,636
William Lyon Homes — Class A*	164	2,606
Carrols Restaurant Group, Inc.*	178	2,599
Spartan Motors, Inc.	175	2,581
Ethan Allen Interiors, Inc.	123	2,552
Zumiez, Inc.*	95	2,503
BBX Capital Corp.	337	2,500
Essendant, Inc.	192	2,461
Cato Corp. — Class A	116	2,438
REV Group, Inc.[1]	154	2,418
Sonic Automotive, Inc. — Class A	123	2,380
America’s Car-Mart, Inc.*	30	2,346
Johnson Outdoors, Inc. — Class A	25	2,325
Motorcar Parts of America, Inc.*	98	2,298
MarineMax, Inc.*	108	2,295
PC Connection, Inc.	59	2,295
Unifi, Inc.*	80	2,266
Lumber Liquidators Holdings, Inc.*	146	2,262
Chuy’s Holdings, Inc.*	86	2,258
Golden Entertainment, Inc.*	93	2,233
Winmark Corp.	13	2,158
Nautilus, Inc.*	154	2,148
Superior Industries International, Inc.	126	2,148
Veritiv Corp.*	59	2,148
Haverty Furniture Companies, Inc.	97	2,144
Shoe Carnival, Inc.	54	2,079
Systemax, Inc.	63	2,075
Nexeo Solutions, Inc.*	168	2,058
PetIQ, Inc.*	51	2,005
Hooker Furniture Corp.	59	1,994
Eros International plc*	159	1,916
Titan International, Inc.	258	1,914
Del Taco Restaurants, Inc.*	160	1,890
Citi Trends, Inc.	65	1,870
Blue Bird Corp.*	75	1,837
Hibbett Sports, Inc.*,1	97	1,824
Perry Ellis International, Inc.*	66	1,804
Vera Bradley, Inc.*,1	117	1,785
Barnes & Noble, Inc.	306	1,775
GNC Holdings, Inc. — Class A*	422	1,747
Beazer Homes USA, Inc.*	162	1,701
Habit Restaurants, Inc. — Class A*	105	1,675
Lindblad Expeditions Holdings, Inc.*	109	1,621
Miller Industries, Inc.	57	1,533
Titan Machinery, Inc.*	97	1,502
Tile Shop Holdings, Inc.	207	1,480
Potbelly Corp.*	118	1,451
Daktronics, Inc.	185	1,450
BlueLinx Holdings, Inc.*	46	1,449
Commercial Vehicle Group, Inc.*	155	1,420
Tilly’s, Inc. — Class A	74	1,402
Bojangles’, Inc.*	89	1,397
RCI Hospitality Holdings, Inc.	47	1,392
El Pollo Loco Holdings, Inc.*	110	1,381
Culp, Inc.	57	1,379
Reading International, Inc. — Class A*	86	1,359
Duluth Holdings, Inc. — Class B*	42	1,321
Sonos, Inc.*	82	1,315
Funko, Inc. — Class A*	54	1,279
Green Brick Partners, Inc.*	125	1,262
AV Homes, Inc.*	62	1,240
Zoe’s Kitchen, Inc.*	97	1,234
Clarus Corp.	107	1,182
Barnes & Noble Education, Inc.*	197	1,135
Sportsman’s Warehouse Holdings, Inc.*	191	1,117
Bassett Furniture Industries, Inc.	52	1,105
Flexsteel Industries, Inc.	37	1,100
Weyco Group, Inc.	31	1,091
Speedway Motorsports, Inc.	59	1,053
Century Casinos, Inc.*	139	1,037
Red Lion Hotels Corp.*	82	1,025
Hovnanian Enterprises, Inc. — Class A*	623	997
Rocky Brands, Inc.	35	990
Foundation Building Materials, Inc.*	76	948
Rush Enterprises, Inc. — Class B	23	917
Container Store Group, Inc.*	82	910
Biglari Holdings, Inc. — Class B*	5	907
Gaia, Inc.*	58	893
Marine Products Corp.	39	893
Superior Group of Companies, Inc.	46	875
Del Frisco’s Restaurant Group, Inc.*	100	830
Kirkland’s, Inc.*	81	817
Noodles & Co.*,1	65	787
J Alexander’s Holdings, Inc.*	65	774
EnviroStar, Inc.[1]	19	740
Hamilton Beach Brands Holding Co. — Class A	33	724
Escalade, Inc.	55	707
Bluegreen Vacations Corp.	38	680
Mesa Air Group, Inc.*,1	49	679
Francesca’s Holdings Corp.*	179	664
Lifetime Brands, Inc.	60	654
Town Sports International Holdings, Inc.*	74	640
Pier 1 Imports, Inc.	408	612
New York & Company, Inc.*	149	575
Big 5 Sporting Goods Corp.[1]	103	525
J. Jill, Inc.*	84	519
New Home Company, Inc.*	64	516
Castle Brands, Inc.*	468	501
Sears Holdings Corp.*	209	202
Empire Resorts, Inc.*	18	167
Purple Innovation, Inc.*	22	128
CompX International, Inc.	9	122
Total Consumer, Cyclical		1,494,577

Technology - 3.1%
Integrated Device Technology, Inc.*	661	31,074
HubSpot, Inc.*	186	28,077
Blackbaud, Inc.	248	25,167
CACI International, Inc. — Class A*	126	23,203
Medidata Solutions, Inc.*	297	21,773
Coupa Software, Inc.*	273	21,594

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

New Relic, Inc.*	228	$21,484
MAXIMUS, Inc.	328	21,340
Entegris, Inc.	729	21,105
Silicon Laboratories, Inc.*	221	20,288
j2 Global, Inc.	241	19,967
Cree, Inc.*	517	19,579
Lumentum Holdings, Inc.*	322	19,304
Perspecta, Inc.	738	18,981
Semtech Corp.*	334	18,570
Science Applications International Corp.	218	17,571
ACI Worldwide, Inc.*	590	16,603
Verint Systems, Inc.*	327	16,383
Cornerstone OnDemand, Inc.*	276	15,663
Qualys, Inc.*	173	15,414
Bottomline Technologies DE, Inc.*	207	15,051
Box, Inc. — Class A*	628	15,016
Omnicell, Inc.*	198	14,236
CommVault Systems, Inc.*	202	14,140
Envestnet, Inc.*	227	13,836
Cabot Microelectronics Corp.	131	13,515
Mercury Systems, Inc.*	241	13,332
Five9, Inc.*	294	12,845
Allscripts Healthcare Solutions, Inc.*	895	12,754
Brooks Automation, Inc.	357	12,506
Cirrus Logic, Inc.*	312	12,043
Avaya Holdings Corp.*	538	11,911
ExlService Holdings, Inc.*	171	11,320
Convergys Corp.	469	11,134
3D Systems Corp.*,1	561	10,603
Varonis Systems, Inc.*	143	10,475
Advanced Energy Industries, Inc.*	201	10,382
Blackline, Inc.*	183	10,334
NetScout Systems, Inc.*	395	9,974
Evolent Health, Inc. — Class A*,1	349	9,912
Yext, Inc.*	417	9,883
Ebix, Inc.	124	9,815
Insight Enterprises, Inc.*	181	9,790
Cloudera, Inc.*	531	9,372
Power Integrations, Inc.	147	9,290
SailPoint Technologies Holding, Inc.*	268	9,117
MINDBODY, Inc. — Class A*	221	8,984
SPS Commerce, Inc.*	87	8,634
ManTech International Corp. — Class A	136	8,609
Inphi Corp.*	223	8,470
Alteryx, Inc. — Class A*	145	8,295
Synaptics, Inc.*	181	8,257
Progress Software Corp.	233	8,223
Hortonworks, Inc.*	354	8,075
Virtusa Corp.*	146	7,842
Everbridge, Inc.*	136	7,839
Electronics for Imaging, Inc.*	229	7,804
TiVo Corp.	621	7,731
LivePerson, Inc.*	293	7,603
Syntel, Inc.*	183	7,499
Tabula Rasa HealthCare, Inc.*	90	7,307
Rapid7, Inc.*	187	6,904
MicroStrategy, Inc. — Class A*	49	6,890
CSG Systems International, Inc.	171	6,864
Pitney Bowes, Inc.	967	6,846
Diodes, Inc.*	205	6,824
Altair Engineering, Inc. — Class A*	154	6,691
Apptio, Inc. — Class A*	174	6,431
MaxLinear, Inc. — Class A*	321	6,381
Sykes Enterprises, Inc.*	203	6,189
Appfolio, Inc. — Class A*	77	6,037
Stratasys Ltd.*	260	6,009
Rambus, Inc.*	548	5,979
CTS Corp.	168	5,762
Carbonite, Inc.*	160	5,704
Instructure, Inc.*	161	5,699
ForeScout Technologies, Inc.*	149	5,626
Workiva, Inc.*	142	5,609
Vocera Communications, Inc.*	152	5,560
NextGen Healthcare, Inc.*	273	5,482
SendGrid, Inc.*	147	5,408
Unisys Corp.*	259	5,284
FormFactor, Inc.*	376	5,170
MTS Systems Corp.	92	5,037
PROS Holdings, Inc.*	142	4,973
Lattice Semiconductor Corp.*	602	4,816
MACOM Technology Solutions Holdings, Inc.*	233	4,800
Cision Ltd.*	275	4,620
Cray, Inc.*	208	4,472
Nanometrics, Inc.*	116	4,352
Monotype Imaging Holdings, Inc.	213	4,303
Glu Mobile, Inc.*	566	4,217
Benefitfocus, Inc.*	101	4,085
Rudolph Technologies, Inc.*	162	3,961
Xcerra Corp.*	276	3,939
Amkor Technology, Inc.*	526	3,887
Xperi Corp.	252	3,742
Cohu, Inc.	145	3,639
Inovalon Holdings, Inc. — Class A*	354	3,558
Photronics, Inc.*	349	3,438
Engility Holdings, Inc.*	93	3,347
PlayAGS, Inc.*	112	3,301
CEVA, Inc.*	113	3,249
Axcelis Technologies, Inc.*	165	3,242
Wesco Aircraft Holdings, Inc.*	278	3,127
Donnelley Financial Solutions, Inc.*	173	3,100
OneSpan, Inc.*	162	3,086
QAD, Inc. — Class A	53	3,002
Upland Software, Inc.*	81	2,617
Veeco Instruments, Inc.*	248	2,542
Presidio, Inc.	163	2,486
Ultra Clean Holdings, Inc.*	197	2,472
Tenable Holdings, Inc.*	63	2,449
Impinj, Inc.*	93	2,308
KeyW Holding Corp.*,1	250	2,165
Model N, Inc.*	131	2,076
MobileIron, Inc.*	364	1,929

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

USA Technologies, Inc.*	265	$1,908
TTEC Holdings, Inc.	73	1,891
Digi International, Inc.*	138	1,856
Digimarc Corp.*	58	1,824
Diebold Nixdorf, Inc.[1]	392	1,764
InnerWorkings, Inc.*	221	1,750
Exela Technologies, Inc.*	244	1,740
American Software, Inc. — Class A	142	1,722
Immersion Corp.*	150	1,586
Computer Programs & Systems, Inc.	59	1,584
Brightcove, Inc.*	180	1,512
Avalara, Inc.*	43	1,502
SMART Global Holdings, Inc.*	51	1,466
Daily Journal Corp.*	6	1,446
Aquantia Corp.*	110	1,407
AXT, Inc.*	195	1,394
Agilysys, Inc.*	80	1,304
PAR Technology Corp.*	58	1,289
PDF Solutions, Inc.*	142	1,282
Simulations Plus, Inc.	59	1,192
Alpha & Omega Semiconductor Ltd.*	102	1,186
Mitek Systems, Inc.*	168	1,184
ConvergeOne Holdings, Inc.	127	1,182
Amber Road, Inc.*	120	1,154
Castlight Health, Inc. — Class B*	396	1,069
Carbon Black, Inc.*,1	43	911
Domo, Inc. — Class B*	41	879
Avid Technology, Inc.*	141	836
Information Services Group, Inc.*	170	813
Telenav, Inc.*	159	803
Vuzix Corp.*,1	121	793
Kopin Corp.*	318	770
Park City Group, Inc.*	68	687
SecureWorks Corp. — Class A*	44	645
Asure Software, Inc.*	50	621
Maxwell Technologies, Inc.*	173	604
Adesto Technologies Corp.*	89	530
ACM Research, Inc. — Class A*	43	476
Remark Holdings, Inc.*	135	431
Veritone, Inc.*	37	386
Rimini Street, Inc.*	50	316
Majesco*	29	219
NantHealth, Inc.*	105	165
Total Technology		1,136,663

Communications - 2.0%
Etsy, Inc.*	614	31,547
Trade Desk, Inc. — Class A*	163	24,598
Ciena Corp.*	737	23,024
World Wrestling Entertainment, Inc. — Class A	218	21,087
Yelp, Inc. — Class A*	417	20,516
Stamps.com, Inc.*	90	20,358
LiveRamp Holdings, Inc.*	393	19,418
Nexstar Media Group, Inc. — Class A	230	18,722
ViaSat, Inc.*,1	283	18,098
Vonage Holdings Corp.*	1,136	16,086
New York Times Co. — Class A	675	15,626
InterDigital, Inc.	178	14,240
Cargurus, Inc.*	254	14,145
TEGNA, Inc.	1,114	13,324
Viavi Solutions, Inc.*	1,168	13,245
Liberty Expedia Holdings, Inc. — Class A*	280	13,171
Pandora Media, Inc.*,1	1,316	12,515
Liberty Latin America Ltd. — Class C*	584	12,048
Cogent Communications Holdings, Inc.	215	11,997
Q2 Holdings, Inc.*	188	11,384
Finisar Corp.*	591	11,259
Shutterfly, Inc.*	170	11,201
Iridium Communications, Inc.*	493	11,093
Sinclair Broadcast Group, Inc. — Class A	370	10,490
Meredith Corp.	203	10,363
Plantronics, Inc.	170	10,251
NETGEAR, Inc.*	161	10,119
8x8, Inc.*	470	9,988
Cars.com, Inc.*	361	9,967
Maxar Technologies Ltd.	291	9,623
GTT Communications, Inc.*,1	216	9,374
Shenandoah Telecommunications Co.	240	9,300
Groupon, Inc. — Class A*	2,266	8,543
Imperva, Inc.*	179	8,315
MSG Networks, Inc. — Class A*	304	7,843
Oclaro, Inc.*	865	7,733
Boingo Wireless, Inc.*	211	7,364
Gray Television, Inc.*	411	7,193
Intelsat S.A.*	233	6,990
Scholastic Corp.	145	6,770
TrueCar, Inc.*	470	6,627
ePlus, Inc.*	69	6,396
Quotient Technology, Inc.*	410	6,355
Acacia Communications, Inc.*	141	5,833
Web.com Group, Inc.*	209	5,831
Gannett Company, Inc.	582	5,826
Infinera Corp.*	768	5,606
Shutterstock, Inc.	97	5,294
Entercom Communications Corp. — Class A1	658	5,198
Liberty Media Corporation - Liberty Braves — Class C*	183	4,987
NIC, Inc.	331	4,899
New Media Investment Group, Inc.	306	4,801
Consolidated Communications Holdings, Inc.	361	4,707
Perficient, Inc.*,1	175	4,664
Liberty Latin America Ltd. — Class A*	223	4,647
ADTRAN, Inc.	246	4,342
XO Group, Inc.*	125	4,310
Comtech Telecommunications Corp.	118	4,280
CalAmp Corp.*	176	4,217
HealthStream, Inc.	133	4,124
ORBCOMM, Inc.*	376	4,083
ATN International, Inc.[1]	54	3,990
EW Scripps Co. — Class A	234	3,861

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Houghton Mifflin Harcourt Co.*	532	$3,724
Cincinnati Bell, Inc.*	230	3,669
Frontier Communications Corp.[1]	531	3,446
Extreme Networks, Inc.*	590	3,233
Endurance International Group Holdings, Inc.*	361	3,177
Quantenna Communications, Inc.*	171	3,155
Loral Space & Communications, Inc.*	65	2,951
Overstock.com, Inc.*,1	106	2,936
Zscaler, Inc.*,1	72	2,936
Limelight Networks, Inc.*	555	2,786
Tucows, Inc. — Class A*,1	49	2,732
NII Holdings, Inc.*	456	2,672
QuinStreet, Inc.*	192	2,606
Harmonic, Inc.*	428	2,354
Casa Systems, Inc.*	138	2,036
TechTarget, Inc.*	104	2,020
Ribbon Communications, Inc.*	271	1,851
Calix, Inc.*	225	1,823
Meet Group, Inc.*	358	1,772
WideOpenWest, Inc.*	152	1,704
Central European Media Enterprises Ltd. — Class A*	443	1,661
ChannelAdvisor Corp.*	133	1,656
1-800-Flowers.com, Inc. — Class A*	138	1,629
pdvWireless, Inc.*	48	1,627
Entravision Communications Corp. — Class A	331	1,622
A10 Networks, Inc.*	257	1,563
Ooma, Inc.*	93	1,544
Gogo, Inc.*	296	1,536
Zix Corp.*	268	1,487
NeoPhotonics Corp.*,1	178	1,477
RigNet, Inc.*	72	1,465
tronc, Inc.*	89	1,453
Spok Holdings, Inc.	94	1,448
Liberty Media Corporation-Liberty Braves — Class A*	51	1,391
HC2 Holdings, Inc.*	219	1,340
Internap Corp.*	103	1,301
Hemisphere Media Group, Inc.*	93	1,297
VirnetX Holding Corp.*	266	1,237
MDC Partners, Inc. — Class A*	287	1,191
Clear Channel Outdoor Holdings, Inc. — Class A	190	1,130
Preformed Line Products Co.	16	1,124
KVH Industries, Inc.*	81	1,061
Windstream Holdings, Inc.*	210	1,029
Lands’ End, Inc.*	54	948
Telaria, Inc.*	226	857
Liquidity Services, Inc.*	134	851
Leaf Group Ltd.*	84	840
Clearfield, Inc.*	58	780
Boston Omaha Corp. — Class A*	26	777
Cardlytics, Inc.*	30	751
eGain Corp.*	91	737
Saga Communications, Inc. — Class A	20	723
Aerohive Networks, Inc.*	169	696
DASAN Zhone Solutions, Inc.*	30	426
Fluent, Inc.*	167	359
Travelzoo*	24	285
Fusion Connect, Inc.*	107	275
Beasley Broadcast Group, Inc. — Class A	24	166
Value Line, Inc.	6	149
LiveXLive Media, Inc.*	25	98
Total Communications		739,376

Energy - 1.6%
Oasis Petroleum, Inc.*	1,385	19,639
Delek US Holdings, Inc.	429	18,202
Matador Resources Co.*	534	17,649
McDermott International, Inc.*	922	16,993
PDC Energy, Inc.*	341	16,695
Southwestern Energy Co.*	3,030	15,483
Peabody Energy Corp.	399	14,220
Denbury Resources, Inc.*	2,266	14,049
Oceaneering International, Inc.*	508	14,021
Callon Petroleum Co.*	1,161	13,920
Murphy USA, Inc.*	153	13,075
Rowan Companies plc — Class A*	655	12,334
California Resources Corp.*	232	11,259
Carrizo Oil & Gas, Inc.*	446	11,239
Ormat Technologies, Inc.	205	11,093
SRC Energy, Inc.*	1,243	11,050
Oil States International, Inc.*	306	10,159
Dril-Quip, Inc.*	193	10,084
Ocean Rig UDW, Inc. — Class A*	280	9,694
Gulfport Energy Corp.*	898	9,348
NOW, Inc.*	554	9,169
SemGroup Corp. — Class A	407	8,974
Noble Corporation plc*	1,268	8,914
Arch Coal, Inc. — Class A	95	8,493
Pattern Energy Group, Inc. — Class A	416	8,266
MRC Global, Inc.*	432	8,109
Archrock, Inc.	653	7,967
Superior Energy Services, Inc.*	788	7,675
US Silica Holdings, Inc.[1]	402	7,570
Helix Energy Solutions Group, Inc.*	723	7,143
Unit Corp.*	269	7,010
C&J Energy Services, Inc.*	331	6,885
Diamond Offshore Drilling, Inc.*,1	333	6,660
Laredo Petroleum, Inc.*	799	6,528
Sunrun, Inc.*	490	6,096
ProPetro Holding Corp.*	364	6,002
Warrior Met Coal, Inc.	220	5,949
CONSOL Energy, Inc.*	144	5,877
Renewable Energy Group, Inc.*	190	5,472
Penn Virginia Corp.*	64	5,155
Liberty Oilfield Services, Inc. — Class A1	226	4,875
Newpark Resources, Inc.*	452	4,678
W&T Offshore, Inc.*	478	4,608
Jagged Peak Energy, Inc.*,1	330	4,564
Exterran Corp.*	166	4,404

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

SEACOR Holdings, Inc.*	88	$4,348
TerraForm Power, Inc. — Class A	376	4,343
Forum Energy Technologies, Inc.*	416	4,306
Thermon Group Holdings, Inc.*	167	4,305
Resolute Energy Corp.*,1	112	4,235
Northern Oil and Gas, Inc.*	991	3,964
SunCoke Energy, Inc.*	334	3,881
Tellurian, Inc.*	417	3,741
Green Plains, Inc.	202	3,474
Keane Group, Inc.*	277	3,427
Talos Energy, Inc.*	103	3,380
Matrix Service Co.*	136	3,352
WildHorse Resource Development Corp.*	140	3,310
KLX Energy Services Holdings, Inc.*	103	3,303
Par Pacific Holdings, Inc.*	160	3,264
Frank’s International N.V.*	376	3,264
CVR Energy, Inc.	81	3,258
Halcon Resources Corp.*,1	686	3,066
DMC Global, Inc.	73	2,978
Ring Energy, Inc.*	294	2,914
Bonanza Creek Energy, Inc.*	97	2,889
TETRA Technologies, Inc.*	626	2,823
Select Energy Services, Inc. — Class A*	232	2,747
HighPoint Resources Corp.*	559	2,728
Solaris Oilfield Infrastructure, Inc. — Class A*	134	2,531
FutureFuel Corp.	133	2,466
Nine Energy Service, Inc.*	75	2,294
REX American Resources Corp.*	29	2,191
Enphase Energy, Inc.*	444	2,153
TPI Composites, Inc.*	75	2,141
Plug Power, Inc.*,1	1,098	2,108
Alta Mesa Resources, Inc.*	494	2,065
Bristow Group, Inc.*	168	2,038
Abraxas Petroleum Corp.*	817	1,904
Clean Energy Fuels Corp.*	705	1,833
SandRidge Energy, Inc.*	157	1,707
Panhandle Oil and Gas, Inc. — Class A	81	1,494
Trecora Resources*	106	1,484
Evolution Petroleum Corp.	131	1,448
Natural Gas Services Group, Inc.*	64	1,350
FTS International, Inc.*	112	1,321
Era Group, Inc.*	104	1,284
Mammoth Energy Services, Inc.	44	1,280
Berry Petroleum Corp.	67	1,180
Pioneer Energy Services Corp.*	392	1,156
Advanced Emissions Solutions, Inc.	95	1,136
Lilis Energy, Inc.*	229	1,122
Basic Energy Services, Inc.*	99	989
Amyris, Inc.*	122	969
SilverBow Resources, Inc.*	36	960
Ultra Petroleum Corp.*	818	916
Earthstone Energy, Inc. — Class A*	97	910
Sanchez Energy Corp.*	392	902
Cloud Peak Energy, Inc.*	381	876
Independence Contract Drilling, Inc.*	176	869
ION Geophysical Corp.*	55	855
NCS Multistage Holdings, Inc.*	50	826
Vivint Solar, Inc.*,1	158	822
CARBO Ceramics, Inc.*	105	761
Gulfmark Offshore, Inc.*	20	746
Midstates Petroleum Company, Inc.*	77	686
Flotek Industries, Inc.*	283	679
Dawson Geophysical Co.*	108	669
NACCO Industries, Inc. — Class A	20	655
Goodrich Petroleum Corp.*	44	618
Key Energy Services, Inc.*,1	53	606
PHI, Inc.*	60	560
Eclipse Resources Corp.*	452	538
Hallador Energy Co.	85	529
Approach Resources, Inc.*	222	495
Isramco, Inc.*	4	488
Smart Sand, Inc.*	114	469
EP Energy Corp. — Class A*	200	468
Adams Resources & Energy, Inc.	11	467
FuelCell Energy, Inc.*	420	449
Profire Energy, Inc.*	123	392
Zion Oil & Gas, Inc.*	276	353
Quintana Energy Services, Inc.*	32	235
Ramaco Resources, Inc.*	31	231
NextDecade Corp.*	39	220
Nuverra Environmental Solutions, Inc.*	6	67
Rosehill Resources, Inc.*	6	37
Total Energy		581,547

Basic Materials - 1.0%
Ingevity Corp.*	218	22,210
Cleveland-Cliffs, Inc.*	1,530	19,370
Allegheny Technologies, Inc.*	645	19,060
Balchem Corp.	165	18,495
PolyOne Corp.	410	17,925
Sensient Technologies Corp.	219	16,756
Carpenter Technology Corp.	240	14,148
Rogers Corp.*	94	13,848
Quaker Chemical Corp.	67	13,548
HB Fuller Co.	260	13,434
Minerals Technologies, Inc.	182	12,303
Commercial Metals Co.	598	12,271
Compass Minerals International, Inc.	175	11,760
Ferro Corp.*	433	10,054
GCP Applied Technologies, Inc.*	370	9,823
Innospec, Inc.	125	9,594
Kaiser Aluminum Corp.	84	9,161
Stepan Co.	104	9,049
AK Steel Holding Corp.*,1	1,619	7,933
Kraton Corp.*	159	7,497
Neenah, Inc.	85	7,335
Hecla Mining Co.	2,329	6,498
Materion Corp.	103	6,232
Schweitzer-Mauduit International, Inc.	158	6,053
Verso Corp. — Class A*	177	5,960
Tronox Ltd. — Class A	481	5,748
KMG Chemicals, Inc.	76	5,743

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

AdvanSix, Inc.*	158	$5,364
Coeur Mining, Inc.*	953	5,079
Rayonier Advanced Materials, Inc.	260	4,792
Codexis, Inc.*	262	4,493
Tahoe Resources, Inc.*	1,596	4,453
Innophos Holdings, Inc.	100	4,440
PH Glatfelter Co.	223	4,262
Schnitzer Steel Industries, Inc. — Class A	134	3,625
Koppers Holdings, Inc.*	106	3,302
PQ Group Holdings, Inc.*	188	3,284
Century Aluminum Co.*	257	3,076
American Vanguard Corp.	148	2,664
Clearwater Paper Corp.*	83	2,465
OMNOVA Solutions, Inc.*	225	2,216
Hawkins, Inc.	50	2,073
Landec Corp.*	139	2,002
Kronos Worldwide, Inc.	116	1,885
Intrepid Potash, Inc.*	491	1,763
Covia Holdings Corp.*	160	1,435
Gold Resource Corp.	270	1,388
Uranium Energy Corp.*	801	1,378
Energy Fuels, Inc.*	373	1,223
AgroFresh Solutions, Inc.*	162	1,009
Oil-Dri Corporation of America	26	1,003
Ryerson Holding Corp.*	82	926
Universal Stainless & Alloy Products, Inc.*	36	918
Shiloh Industries, Inc.*	76	836
United States Lime & Minerals, Inc.	10	790
Valhi, Inc.	130	296
Total Basic Materials		384,248

Utilities - 0.9%
IDACORP, Inc.	259	25,700
ONE Gas, Inc.	268	22,051
Portland General Electric Co.	460	20,980
New Jersey Resources Corp.	448	20,653
ALLETE, Inc.	265	19,878
Southwest Gas Holdings, Inc.	248	19,600
Spire, Inc.	253	18,608
Avista Corp.	337	17,039
PNM Resources, Inc.	409	16,135
Black Hills Corp.	275	15,975
South Jersey Industries, Inc.	441	15,554
NorthWestern Corp.	257	15,076
El Paso Electric Co.	208	11,898
American States Water Co.	188	11,494
MGE Energy, Inc.	179	11,429
California Water Service Group	247	10,596
Northwest Natural Gas Co.	147	9,834
Otter Tail Corp.	202	9,676
Chesapeake Utilities Corp.	81	6,796
Clearway Energy, Inc. — Class C	337	6,487
SJW Group	89	5,442
Connecticut Water Service, Inc.	62	4,301
Middlesex Water Co.	82	3,971
Unitil Corp.	75	3,817
Clearway Energy, Inc. — Class A	179	3,408
York Water Co.	66	2,006
Artesian Resources Corp. — Class A	41	1,508
Ameresco, Inc. — Class A*	97	1,324
PICO Holdings, Inc.*	104	1,305
Atlantic Power Corp.*	564	1,241
Consolidated Water Company Ltd.	76	1,053
RGC Resources, Inc.	38	1,015
Global Water Resources, Inc.	51	540
Spark Energy, Inc. — Class A1	59	487
Total Utilities		336,877

Total Common Stocks
(Cost $10,198,744)		11,626,847

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*	18	—
Total Warrants
(Cost $—)		—

RIGHTS††† - 0.0%
Nexstar Media Group, Inc.
Expires 01/18/19*,2	852	—
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*,2	110	—
A Schulman, Inc.
Expires 12/31/18*,2	179	—
Tobira Therapeutics, Inc.
Expires 11/02/18*,2	80	—
Total Rights
(Cost $0)		—

	Face Amount

FEDERAL AGENCY NOTES†† - 32.5%
Federal Home Loan Bank
2.20% due 09/13/22[3]	$5,500,000	5,495,561
2.00% due 10/26/22[3]	4,500,000	4,489,875
2.28% due 09/20/19[3]	2,000,000	1,999,654
Total Federal Agency Notes
(Cost $11,996,757)		11,985,090

U.S. TREASURY BILLS†† - 4.7%
U.S. Treasury Bills
2.11% due 12/13/18[4,5]	1,100,000	1,095,257
2.00% due 10/25/18[4,6]	640,000	639,112
Total U.S. Treasury Bills
(Cost $1,734,362)		1,734,369

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,7 - 53.8%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[5]	$10,879,912	$10,879,912
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[5]	5,375,674	5,375,674
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[5]	3,583,783	3,583,783
Total Repurchase Agreements
(Cost $19,839,369)		19,839,369

	Shares

SECURITIES LENDING COLLATERAL†,8 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[9]	350,522	$350,522
Total Securities Lending Collateral
(Cost $350,522)		350,522

Total Investments - 123.5%
(Cost $44,119,754)		$45,536,197
Other Assets & Liabilities, net - (23.5)%		(8,662,646)
Total Net Assets - 100.0%		$36,873,551

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	99	Dec 2018	$8,421,435	$15,131

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	2.05%	At Maturity	10/29/18	28,195	$47,834,127	$140,535
Barclays Bank plc	Russell 2000 Index	2.20%	At Maturity	10/31/18	2,695	4,572,213	13,376
BNP Paribas	Russell 2000 Index	2.26%	At Maturity	10/29/18	754	1,279,908	4,560
						$53,686,248	$158,471

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 7.
[2]	Security was fair valued by the Valuation Committee at September 30, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2018. See table below for additional step information for each security.

[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[6]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[7]	Repurchase Agreements — See Note 6.
[8]	Securities lending collateral — See Note 7.
[9]	Rate indicated is the 7-day yield as of September 30, 2018.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2018
RUSSELL 2000® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$11,626,847		$—		$—		$11,626,847
Warrants	—		—	*	—		—
Rights	—	*	—		—	*	—
Federal Agency Notes	—		11,985,090		—		11,985,090
U.S. Treasury Bills	—		1,734,369		—		1,734,369
Repurchase Agreements	—		19,839,369		—		19,839,369
Securities Lending Collateral	350,522		—		—		350,522
Equity Futures Contracts**	15,131		—		—		15,131
Equity Index Swap Agreements**	—		158,471		—		158,471
Total Assets	$11,992,500		$33,717,299		$—		$45,709,799

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon rate at next step up date	Date of next rate change	Range of future rates	Range of future step up dates
Federal Home Loan Bank 2.20% due 09/13/22	2.45%	12/14/18	2.70% - 5.95%	03/14/19 - 09/13/22
Federal Home Loan Bank 2.00% due 10/26/22	2.50%	01/27/19	2.75% - 6.00%	04/27/19 - 10/26/22
Federal Home Loan Bank 2.28% due 09/20/19	2.53%	12/21/18	2.78% - 3.03%	03/21/19 - 09/20/19

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2018

Assets:
Investments, at value - including $340,454 of securities loaned (cost $24,280,385)	$25,696,828
Repurchase agreements, at value (cost $19,839,369)	19,839,369
Cash	2,324
Segregated cash with broker	18,468
Unrealized appreciation on swap agreements	158,471
Receivables:
Fund shares sold	5,815,728
Swap settlement	47,874
Variation margin	30,321
Interest	27,395
Dividends	11,706
Securities lending income	465
Total assets	51,648,949

Liabilities:
Payable for:
Fund shares redeemed	14,358,881
Return of securities loaned	350,522
Management fees	27,029
Distribution and service fees	7,861
Transfer agent and administrative fees	7,508
Portfolio accounting fees	4,505
Trustees’ fees*	31
Miscellaneous	19,061
Total liabilities	14,775,398
Commitments and contingent liabilities (Note 12)	—
Net assets	$36,873,551

Net assets consist of:
Paid in capital	$27,781,310
Total distributable earnings (loss)	9,092,241
Net assets	$36,873,551

A-Class:
Net assets	$4,796,937
Capital shares outstanding	27,597
Net asset value per share	$173.82
Maximum offering price per share (Net asset value divided by 95.25%)	$182.49

C-Class:
Net assets	$620,102
Capital shares outstanding	3,956
Net asset value per share	$156.75

H-Class:
Net assets	$31,456,512
Capital shares outstanding	181,638
Net asset value per share	$173.18

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2018

Investment Income:
Dividends (net of foreign withholding tax of $19)	$73,909
Interest	255,997
Income from securities lending, net	3,729
Total investment income	333,635

Expenses:
Management fees	181,900
Distribution and service fees:
A-Class	5,590
C-Class	3,574
H-Class	44,046
Transfer agent and administrative fees	50,529
Portfolio accounting fees	30,318
Trustees’ fees*	4,900
Custodian fees	2,842
Line of credit fees	91
Miscellaneous	44,391
Total expenses	368,181
Net investment loss	(34,546)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	166,539
Swap agreements	7,252,342
Futures contracts	780,227
Net realized gain	8,199,108
Net change in unrealized appreciation (depreciation) on:
Investments	1,204,218
Swap agreements	(273,473)
Futures contracts	(113,538)
Net change in unrealized appreciation (depreciation)	817,207
Net realized and unrealized gain	9,016,315
Net increase in net assets resulting from operations	$8,981,769

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2018 (Unaudited)	Year Ended March 29, 2018
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(34,546)	$(260,579)
Net realized gain on investments	8,199,108	8,471,675
Net change in unrealized appreciation (depreciation) on investments	817,207	(1,189,882)
Net increase in net assets resulting from operations	8,981,769	7,021,214

Distributions to Shareholders:
A-Class	—	(104,472)[1]
C-Class	—	(26,569)[1]
H-Class	—	(838,798)[1]
Total distributions to shareholders	—	(969,839)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,055,470	12,411,841
C-Class	1,445,198	13,908,760
H-Class	793,060,884	1,864,813,592
Distributions reinvested
A-Class	—	85,265
C-Class	—	25,762
H-Class	—	786,725
Cost of shares redeemed
A-Class	(943,433)	(12,476,690)
C-Class	(1,645,720)	(14,213,539)
H-Class	(802,663,429)	(1,871,971,133)
Net decrease from capital share transactions	(9,691,030)	(6,629,417)
Net decrease in net assets	(709,261)	(578,042)

Net assets:
Beginning of period	37,582,812	38,160,854
End of period	$36,873,551	$37,582,812

Capital share activity:
Shares sold
A-Class	6,269	91,009
C-Class	9,682	111,038
H-Class	4,840,021	13,845,640
Shares issued from reinvestment of distributions
A-Class	—	583
C-Class	—	194
H-Class	—	5,389
Shares redeemed
A-Class	(5,598)	(91,522)
C-Class	(10,996)	(113,343)
H-Class	(4,889,698)	(13,894,943)
Net decrease in shares	(50,320)	(45,955)

[1]	For the year ended March 29, 2018, the total distributions to shareholders were all from net realized gains (see Note 11).

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[d]
Per Share Data
Net asset value, beginning of period	$143.22	$123.80	$82.01	$116.47	$104.89	$72.38
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.80)	(1.18)	(.99)	(1.01)	(.93)
Net gain (loss) on investments (realized and unrealized)	30.66	23.97	42.97	(25.20)	13.05	35.97
Total from investment operations	30.60	23.17	41.79	(26.19)	12.04	35.04
Less distributions from:
Net realized gains	—	(3.75)	—	(8.27)	(.46)	(2.53)
Total distributions	—	(3.75)	—	(8.27)	(.46)	(2.53)
Net asset value, end of period	$173.82	$143.22	$123.80	$82.01	$116.47	$104.89

Total Return[c]	21.37%	18.66%	50.95%	(23.11%)	11.52%	48.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,797	$3,856	$3,325	$3,125	$4,490	$5,068
Ratios to average net assets:
Net investment income (loss)	(0.08%)	(0.59%)	(1.14%)	(1.00%)	(0.98%)	(1.02%)
Total expenses	1.78%	1.78%	1.82%	1.78%	1.80%	1.76%
Portfolio turnover rate	140%	526%	810%	296%	620%	515%

C-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[d]
Per Share Data
Net asset value, beginning of period	$129.63	$113.17	$75.52	$108.82	$98.76	$68.76
Income (loss) from investment operations:
Net investment income (loss)[b]	(.63)	(1.71)	(1.70)	(1.62)	(1.89)	(1.53)
Net gain (loss) on investments (realized and unrealized)	27.75	21.92	39.35	(23.41)	12.41	34.06
Total from investment operations	27.12	20.21	37.65	(25.03)	10.52	32.53
Less distributions from:
Net realized gains	—	(3.75)	—	(8.27)	(.46)	(2.53)
Total distributions	—	(3.75)	—	(8.27)	(.46)	(2.53)
Net asset value, end of period	$156.75	$129.63	$113.17	$75.52	$108.82	$98.76

Total Return[c]	20.92%	17.78%	49.83%	(23.68%)	10.71%	47.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$620	$683	$835	$987	$1,739	$5,632
Ratios to average net assets:
Net investment income (loss)	(0.84%)	(1.37%)	(1.85%)	(1.74%)	(1.97%)	(1.78%)
Total expenses	2.53%	2.52%	2.58%	2.52%	2.75%	2.50%
Portfolio turnover rate	140%	526%	810%	296%	620%	515%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]	Year Ended March 31, 2014[d]
Per Share Data
Net asset value, beginning of period	$142.85	$123.54	$81.88	$116.28	$104.73	$72.30
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.83)	(1.05)	(1.10)	(.95)	(.93)
Net gain (loss) on investments (realized and unrealized)	30.46	23.89	42.71	(25.03)	12.96	35.89
Total from investment operations	30.33	23.06	41.66	(26.13)	12.01	34.96
Less distributions from:
Net realized gains	—	(3.75)	—	(8.27)	(.46)	(2.53)
Total distributions	—	(3.75)	—	(8.27)	(.46)	(2.53)
Net asset value, end of period	$173.18	$142.85	$123.54	$81.88	$116.28	$104.73

Total Return	21.23%	18.59%	50.87%	(23.10%)	11.52%	48.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,457	$33,043	$34,001	$16,793	$129,475	$63,570
Ratios to average net assets:
Net investment income (loss)	(0.17%)	(0.66%)	(1.09%)	(1.12%)	(0.95%)	(1.07%)
Total expenses	1.81%	1.81%	1.85%	1.81%	1.81%	1.78%
Portfolio turnover rate	140%	526%	810%	296%	620%	515%

[a]	Unaudited figures for the period ended September 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Share split — Per share amounts for the years presented through March 31, 2017 have been restated to reflect a 3:1 share split effective October 31, 2016.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2018

INVERSE RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Average Annual Returns*

Periods Ended September 30, 2018

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(19.88%)	(26.44%)	(25.43%)	(33.81%)
A-Class Shares with sales charge‡	(23.68%)	(29.94%)	(26.16%)	(34.13%)
C-Class Shares	(20.19%)	(27.00%)	(26.04%)	(34.26%)
C-Class Shares with CDSC§	(20.99%)	(27.73%)	(26.04%)	(34.26%)
H-Class Shares	(19.90%)	(26.46%)	(25.42%)	(33.83%)
Russell 2000 Index	11.61%	15.24%	14.75%	14.27%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018
INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY NOTES†† - 37.6%
Federal Home Loan Bank[3]
2.20% due 09/13/22[1]	$2,500,000	$2,497,983
2.28% due 09/20/19[1]	2,000,000	1,999,654
2.00% due 10/26/22[1]	500,000	498,875
Total Federal Home Loan Bank		4,996,512
Freddie Mac[2]
1.75% due 11/02/22[1]	500,000	498,550
Total Federal Agency Notes
(Cost $5,500,000)		5,495,062

U.S. TREASURY BILLS†† - 4.1%
U.S. Treasury Bills
2.11% due 12/13/18[4,7]	550,000	547,629
2.00% due 10/25/18[5,7]	56,000	55,922
Total U.S. Treasury Bills
(Cost $603,547)		603,551

REPURCHASE AGREEMENTS††,6 - 43.8%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[4]	3,521,169	3,521,169
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[4]	1,739,780	1,739,780
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[4]	1,159,853	1,159,853
Total Repurchase Agreements
(Cost $6,420,802)		6,420,802

Total Investments - 85.5%
(Cost $12,524,349)		$12,519,415
Other Assets & Liabilities, net - 14.5%		2,128,151
Total Net Assets - 100.0%		$14,647,566

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	6	Dec 2018	$510,390	$4,465

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Russell 2000 Index	(1.76%)	At Maturity	10/29/18	667	$1,131,614	$(4,032)
Barclays Bank plc	Russell 2000 Index	(1.70%)	At Maturity	10/31/18	3,382	5,738,567	(16,788)
Goldman Sachs International	Russell 2000 Index	(1.75%)	At Maturity	10/29/18	12,901	21,886,911	(50,805)
						$28,757,092	$(71,625)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2018. See table below for additional step information for each security.

[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[6]	Repurchase Agreements — See Note 6.
[7]	Rate indicated is the effective yield at the time of purchase.
plc — Public Limited Company

See Sector Classification in Other Information section.

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2018
INVERSE RUSSELL 2000® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$5,495,062	$—	$5,495,062
U.S. Treasury Bills	—	603,551	—	603,551
Repurchase Agreements	—	6,420,802	—	6,420,802
Equity Futures Contracts**	4,465	—	—	4,465
Total Assets	$4,465	$12,519,415	$—	$12,523,880

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$71,625	$—	$71,625

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon rate at next step up date	Date of next rate change	Range of future rates	Range of future step up dates
Federal Home Loan Bank 2.20% due 09/13/22	2.45%	12/14/18	2.70% - 5.95%	03/14/19 - 09/13/22
Federal Home Loan Bank 2.00% due 10/26/22	2.50%	01/27/19	2.75% - 6.00%	04/27/19 - 10/26/22
Federal Home Loan Bank 2.28% due 09/20/19	2.53%	12/21/18	2.78% - 3.03%	03/21/19 - 09/20/19
Freddie Mac 1.75% due 11/02/22	2.25%	11/03/18	2.75% - 5.50%	05/03/19 - 11/02/22

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2018

Assets:
Investments, at value (cost $6,103,547)	$6,098,613
Repurchase agreements, at value (cost $6,420,802)	6,420,802
Segregated cash with broker	7,734
Receivables:
Fund shares sold	2,730,744
Interest	10,768
Total assets	15,268,661

Liabilities:
Unrealized depreciation on swap agreements	71,625
Payable for:
Fund shares redeemed	514,414
Swap settlement	16,504
Management fees	8,047
Distribution and service fees	2,399
Transfer agent and administrative fees	2,235
Variation margin	1,440
Portfolio accounting fees	1,341
Trustees’ fees*	11
Miscellaneous	3,079
Total liabilities	621,095
Commitments and contingent liabilities (Note 12)	—
Net assets	$14,647,566

Net assets consist of:
Paid in capital	$76,739,045
Total distributable earnings (loss)	(62,091,479)
Net assets	$14,647,566

A-Class:
Net assets	$5,013,391
Capital shares outstanding	130,398
Net asset value per share	$38.45
Maximum offering price per share (Net asset value divided by 95.25%)	$40.37

C-Class:
Net assets	$304,822
Capital shares outstanding	8,732
Net asset value per share	$34.91

H-Class:
Net assets	$9,329,353
Capital shares outstanding	243,644
Net asset value per share	$38.29

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2018

Investment Income:
Interest	$129,094
Total investment income	129,094

Expenses:
Management fees	61,141
Distribution and service fees:
A-Class	6,536
C-Class	1,547
H-Class	10,063
Transfer agent and administrative fees	16,984
Portfolio accounting fees	10,191
Registration fees	8,631
Trustees’ fees*	2,792
Custodian fees	940
Miscellaneous	4,642
Total expenses	123,467
Net investment income	5,627

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(2,926,840)
Futures contracts	(91,929)
Net realized loss	(3,018,769)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,273)
Swap agreements	73,654
Futures contracts	(86,817)
Net change in unrealized appreciation (depreciation)	(14,436)
Net realized and unrealized loss	(3,033,205)
Net decrease in net assets resulting from operations	$(3,027,578)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2018 (Unaudited)	Year Ended March 29, 2018
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,627	$(102,791)
Net realized loss on investments	(3,018,769)	(2,906,380)
Net change in unrealized appreciation (depreciation) on investments	(14,436)	256,125
Net decrease in net assets resulting from operations	(3,027,578)	(2,753,046)

Capital share transactions:
Proceeds from sale of shares
A-Class	185,513	20,737,874
C-Class	1,064,507	17,489,310
H-Class	299,297,516	663,734,760
Cost of shares redeemed
A-Class	(39,361)	(16,380,293)
C-Class	(1,032,271)	(17,782,534)
H-Class	(294,807,206)	(670,949,369)
Net increase (decrease) from capital share transactions	4,668,698	(3,150,252)
Net increase (decrease) in net assets	1,641,120	(5,903,298)

Net assets:
Beginning of period	13,006,446	18,909,744
End of period	$14,647,566	$13,006,446

Capital share activity:
Shares sold
A-Class	4,788	386,791
C-Class	28,733	348,146
H-Class	7,359,626	12,271,206
Shares redeemed
A-Class	(1,019)	(286,356)
C-Class	(27,957)	(353,150)
H-Class	(7,253,685)	(12,399,374)
Net increase (decrease) in shares	110,486	(32,737)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017[e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[d,e]
Per Share Data
Net asset value, beginning of period	$47.99	$62.44	$108.34	$100.19	$130.80	$228.14
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	(.27)	(1.15)	(1.88)	(2.24)	(3.04)
Net gain (loss) on investments (realized and unrealized)	(9.57)	(14.18)	(44.75)	10.03	(28.37)	(94.30)
Total from investment operations	(9.54)	(14.45)	(45.90)	8.15	(30.61)	(97.34)
Net asset value, end of period	$38.45	$47.99	$62.44	$108.34	$100.19	$130.80

Total Return[c]	(19.88%)	(23.14%)	(42.36%)	8.10%	(23.39%)	(42.68%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,013	$6,076	$1,636	$1,364	$516	$645
Ratios to average net assets:
Net investment income (loss)	0.16%	(0.54%)	(1.44%)	(1.67%)	(1.77%)	(1.75%)
Total expenses	1.79%	1.78%	1.73%	1.80%	1.78%	1.77%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017[e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[d,e]
Per Share Data
Net asset value, beginning of period	$43.74	$57.33	$100.17	$93.32	$122.92	$216.11
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.71)	(1.63)	(2.48)	(2.96)	(4.00)
Net gain (loss) on investments (realized and unrealized)	(8.72)	(12.88)	(41.21)	9.33	(26.64)	(89.19)
Total from investment operations	(8.83)	(13.59)	(42.84)	6.85	(29.60)	(93.19)
Net asset value, end of period	$34.91	$43.74	$57.33	$100.17	$93.32	$122.92

Total Return[c]	(20.19%)	(23.70%)	(42.77%)	7.33%	(24.08%)	(43.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$305	$348	$743	$820	$664	$488
Ratios to average net assets:
Net investment income (loss)	(0.59%)	(1.44%)	(2.23%)	(2.44%)	(2.55%)	(2.47%)
Total expenses	2.54%	2.55%	2.76%	2.56%	2.56%	2.49%
Portfolio turnover rate	—	—	—	—	—	—

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2018[a]	Year Ended March 29, 2018	Year Ended March 31, 2017[e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]	Year Ended March 31, 2014[d,e]
Per Share Data
Net asset value, beginning of period	$47.80	$62.18	$107.91	$99.84	$130.47	$226.43
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.36)	(1.19)	(1.84)	(2.24)	(2.96)
Net gain (loss) on investments (realized and unrealized)	(9.52)	(14.02)	(44.54)	9.91	(28.39)	(93.00)
Total from investment operations	(9.51)	(14.38)	(45.73)	8.07	(30.63)	(95.96)
Net asset value, end of period	$38.29	$47.80	$62.18	$107.91	$99.84	$130.47

Total Return	(19.90%)	(23.11%)	(42.39%)	8.09%	(23.48%)	(42.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,329	$6,582	$16,531	$46,803	$10,508	$15,847
Ratios to average net assets:
Net investment income (loss)	0.06%	(0.68%)	(1.46%)	(1.69%)	(1.80%)	(1.76%)
Total expenses	1.81%	1.80%	1.84%	1.81%	1.82%	1.79%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Reverse Share Split — Per share amounts for March 31, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014.
[e]	Reverse Share Split — Per share amounts for years presented through March 31, 2017 have been restated to reflect a 1:4 reverse share split effective November 7, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of three separate classes of shares: A-Class shares, C-Class shares, and H-Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. At September 30, 2018, the Trust consisted of eight funds.

Effective August 10, 2018, C-Class shares of each Fund will automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary date of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares.

This report covers the S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund (the “Funds”), each a non-diversified investment company. Only A-Class, C-Class and H-Class shares have been issued by the Funds.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD or the “Distributor”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the September 30, 2018, afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

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If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange NYSE or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter (“OTC”) swap agreements entered into by a Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(e) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable

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foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(f) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(g) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

(h) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

(i) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 2.18% at September 30, 2018.

(j) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize a variety derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds utilized derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

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Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional Amount
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$29,965,206	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,297,313
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	222,316,145	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	4,886,995
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	9,522,920	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,395,240
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	4,416,555	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	3,754,433

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

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The following table represents the Funds’ use and volume of total return swaps on a quarterly basis:

		Average Notional Amount
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$196,517,565	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	51,756,665
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	338,216,439	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	20,611,557
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	50,416,614	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	14,779,970
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	64,819,027	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	23,011,714

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2018:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2018:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at September 30, 2018
S&P 500® 2x Strategy Fund	$146,860	$397,139	$543,999
Inverse S&P 500® 2x Strategy Fund	1,073	124	1,197
NASDAQ-100® 2x Strategy Fund	4,923,329	2,255,143	7,178,472
Inverse NASDAQ-100® 2x Strategy Fund	—	3,053	3,053
Dow 2x Strategy Fund	47,795	96,475	144,270
Inverse Dow 2x Strategy Fund	6,162	—	6,162
Russell 2000® 2x Strategy Fund	15,131	158,471	173,602
Inverse Russell 2000® 2x Strategy Fund	4,465	—	4,465

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at September 30, 2018
S&P 500® 2x Strategy Fund	$—	$2,662	$2,662
Inverse S&P 500® 2x Strategy Fund	—	92,759	92,759
NASDAQ-100® 2x Strategy Fund	—	18,415	18,415
Inverse NASDAQ-100® 2x Strategy Fund	6,381	41,499	47,880
Inverse Dow 2x Strategy Fund	—	13,897	13,897
Inverse Russell 2000® 2x Strategy Fund	—	71,625	71,625

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Variation margin is reported within the Statements of Assets and Liabilities.

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The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2018:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2018:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
S&P 500® 2x Strategy Fund	$2,994,855	$17,229,629	$20,224,484
Inverse S&P 500® 2x Strategy Fund	(538,924)	(3,834,051)	(4,372,975)
NASDAQ-100® 2x Strategy Fund	15,799,303	55,568,055	71,367,358
Inverse NASDAQ-100® 2x Strategy Fund	(254,444)	(3,538,921)	(3,793,365)
Dow 2x Strategy Fund	579,046	4,476,308	5,055,354
Inverse Dow 2x Strategy Fund	(258,760)	(1,335,836)	(1,594,596)
Russell 2000® 2x Strategy Fund	780,227	7,252,342	8,032,569
Inverse Russell 2000® 2x Strategy Fund	(91,929)	(2,926,840)	(3,018,769)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
S&P 500® 2x Strategy Fund	$93,236	$(944,596)	$(851,360)
Inverse S&P 500® 2x Strategy Fund	(113,158)	127,633	14,475
NASDAQ-100® 2x Strategy Fund	8,312,429	(3,899,060)	4,413,369
Inverse NASDAQ-100® 2x Strategy Fund	(109,456)	(157,516)	(266,972)
Dow 2x Strategy Fund	(62,889)	(564,570)	(627,459)
Inverse Dow 2x Strategy Fund	(4,441)	96,025	91,584
Russell 2000® 2x Strategy Fund	(113,538)	(273,473)	(387,011)
Inverse Russell 2000® 2x Strategy Fund	(86,817)	73,654	(13,163)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

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In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
S&P 500® 2x Strategy Fund	Swap equity contracts	$397,139	$—	$397,139	$—	$—	$397,139
Inverse S&P 500® 2x Strategy Fund	Swap equity contracts	124	—	124	—	—	124
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	2,255,143	—	2,255,143	—	—	2,255,143
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity contracts	3,053	—	3,053	—	—	3,053
Dow 2x Strategy Fund	Swap equity contracts	96,475	—	96,475	—	—	96,475
Russell 2000® 2x Strategy Fund	Swap equity contracts	158,471	—	158,471	—	—	158,471

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					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
S&P 500® 2x Strategy Fund	Swap equity contracts	$2,662	$—	$2,662	$(2,662)	$—	$—
Inverse S&P 500® 2x Strategy Fund	Swap equity contracts	92,759	—	92,759	(83,210)	(3,212)	6,337
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	18,415	—	18,415	(15,489)	(2,926)	—
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity contracts	41,499	—	41,499	(41,499)	—	—
Inverse Dow 2x Strategy Fund	Swap equity contracts	13,897	—	13,897	(13,897)	—	—
Inverse Russell 2000® 2x Strategy Fund	Swap equity contracts	71,625	—	71,625	(63,891)	(7,734)	—

[1]	Exchange-traded futures are excluded from these reported amounts.

The following table presents deposits held by others in connection with derivative investments as of September 30, 2018. The derivatives tables following the Schedules of Investments list each counterparty for which cash collateral may have been pledged or received at period end. The Funds have the right to offset these deposits against any related liabilities outstanding with each counterparty.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Inverse S&P 500® 2x Strategy Fund	Barclays Bank plc	Total Return Swap agreements	$3,212	$—
Inverse NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total Return Swap agreements	2,926	—
Dow 2x Strategy Fund	Barclays Bank plc	Total Return Swap agreements	44,000	—
Inverse Dow 2x Strategy Fund	Barclays Bank plc	Total Return Swap agreements	72,994	—
Russell 2000® 2x Strategy Fund	Barclays Bank plc	Total Return Swap agreements	18,468	—
Inverse Russell 2000® 2x Strategy Fund	Barclays Bank plc	Total Return Swap agreements	7,734	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	—	quoted prices in active markets for identical assets or liabilities.

Level 2	—	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

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The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® 2x Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® 2x Strategy Fund	0.90%

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2018, GFD retained sales charges of $14,576 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, trustees and/or employees of GI and GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Funds’ securities and cash. U.S Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Funds’ average daily net assets and out of pocket expenses.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2018, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S Treasury Notes
2.24%			0.75% - 2.50%
Due 10/01/18	$69,819,912	$69,832,945	09/30/18 - 05/15/24	$71,726,200	$71,223,272	*

Barclays Capital			U.S TIP Notes
2.23%			0.38% - 2.38%
Due 10/01/18	34,497,440	34,503,851	07/15/23 - 02/15/45	36,724,575	35,188,173

Bank of America Merrill Lynch			U.S. Treasury Bond
2.25%			2.88%
Due 10/01/18	22,998,293	23,002,605	08/15/45	22,820,000	21,618,479
			U.S. Treasury Note
			3.13%
			05/15/21	1,811,600	1,843,736
				24,631,600	23,462,215

*	Amount represents a receivable for maturity proceeds due to the Funds on 10/01/2018.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund - Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2018, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
S&P 500® 2x Strategy Fund	$191,872	$(191,872)	$—	$196,866	$—	$196,866
NASDAQ-100® 2x Strategy Fund	3,145,587	(3,145,587)	—	3,469,261	—	3,469,261
Russell 2000® 2x Strategy Fund	340,454	(340,454)	—	350,522	—	350,522

(a)	Actual collateral received by the Fund is greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2018, the cost of securities for Federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500® 2x Strategy Fund	$144,694,324	$28,677,961	$(203,975)	$28,473,986
Inverse S&P 500® 2x Strategy Fund	26,685,002	1,200	(110,920)	(109,720)
NASDAQ-100® 2x Strategy Fund	374,242,117	129,064,132	(2,452,886)	126,611,246
Inverse NASDAQ-100® 2x Strategy Fund	20,335,306	3,055	(60,931)	(57,876)
Dow 2x Strategy Fund	42,402,033	9,592,370	(1)	9,592,369
Inverse Dow 2x Strategy Fund	8,202,878	6,165	(20,573)	(14,408)
Russell 2000® 2x Strategy Fund	44,683,986	1,393,623	(367,810)	1,025,813
Inverse Russell 2000® 2x Strategy Fund	12,524,349	4,470	(76,564)	(72,094)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9 – Securities Transactions

For the period ended September 30, 2018, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® 2x Strategy Fund	$329,062,415	$333,467,593
NASDAQ-100® 2x Strategy Fund	121,792,785	148,763,497
Dow 2x Strategy Fund	48,103,562	58,691,156
Russell 2000® 2x Strategy Fund	18,351,089	14,922,750

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2018, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
S&P 500 2x Strategy Fund	$217,474,557	$138,517,749	$6,138,274
NASDAQ-100® 2x Strategy Fund	58,246,227	83,166,963	756,341
Dow 2x Strategy Fund	22,772,618	18,066,031	454,968
Russell 2000® 2x Strategy Fund	1,332,914	13,232,757	(7,186)

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 9, 2019. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 2.90% for the period ended September 30, 2018. The Funds did not have any borrowings outstanding under this agreement at September 30, 2018.

The average daily balances borrowed for the period ended September 30, 2018, were as follows:

Fund	Average Balance
S&P 500® 2x Strategy Fund	$1,060
NASDAQ-100® 2x Strategy Fund	15,230
Dow 2x Strategy Fund	3,178
Russell 2000® 2x Strategy Fund	3,233

Note 11 – Recent Regulatory Reporting Updates

In August 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to U.S. GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statements of Changes in Net Assets.

As of September 30, 2018, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Funds’ financial statements and related disclosures or impact the Funds’ net assets or results of operations.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 12 – Legal Proceedings

Tribune Company

Rydex Dynamic Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Dynamic Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Dynamic Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Dynamic Funds has been named as a putative member of the proposed defendant class of shareholders in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.”

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but will wait to do so until it has resolved outstanding motions to dismiss filed by other defendants. Accordingly, the timing of the appeal is uncertain.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. On June 18, 2018, the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Dynamic Funds. The following series of Rydex Dynamic Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: S&P 500 2x Strategy Fund (the “Fund”). The value of the proceeds received by the foregoing Fund was $52,020. At this stage of the proceedings, Rydex Dynamic Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Note 13 – Subsequent Event

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require adjustment to or disclosure in the Funds' financial statements.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Investment Advisory Agreement

The Board of Trustees (the “Board”) of Rydex Dynamic Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on May 21, 2018, called for the purpose of, among other things, the consideration of, and voting on, the approval of an amended investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Advisor”) applicable to each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Advisor proposed to amend the Investment Advisory Agreement to provide for the addition of asset-based breakpoints to the advisory fees charged by each Fund. The introduction of asset-based breakpoints would reduce the advisory fee rate for each Fund in accordance with a specified schedule disclosed in the Funds’ Prospectus when the aggregate daily net assets of the Funds and each series of Rydex Series Funds (excluding the Managed Futures Strategy Fund, Multi-Hedge Strategies Fund, Long Short Equity Fund, and Event Driven and Distressed Strategies Fund) equal or exceed $10 billion.

The Board unanimously approved the Investment Advisory Agreement, as amended, for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 25, 2018 (together, with the May 21st meeting, the “Meetings”). The Board considered the materials provided by the Advisor and the review conducted at the April 25th meeting to be an integral part of the Trustees’ deliberations and their process in considering the renewal of the Investment Advisory Agreement, as amended.

Prior to reaching the conclusion to approve the Investment Advisory Agreement, as amended, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees regarding the Board’s fiduciary responsibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements, and participated in discussions with representatives of the Advisor during which the representatives answered the Independent Trustees’ questions and agreed to provide certain additional information for their consideration. The Independent Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

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OTHER INFORMATION (Unaudited)(continued)

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s substantial commitment to the recruitment and retention of high quality personnel; (c) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts, giving special attention to the existence of economies of scale; (d) each Fund’s overall fees and operating expenses compared with those of similar funds; (e) the level of the Advisor’s profitability from its Fund-related operations; (f) the Advisor’s compliance processes and systems; (g) the Advisor’s compliance policies and procedures; (h) the Advisor’s reputation, expertise and resources in the financial markets; (i) Fund performance compared with that of similar funds and/or appropriate benchmarks; (j) other benefits to the Advisor and/or its affiliates from their relationship to the Funds; and (k) the Advisor’s maintenance of operational resources necessary to manage the Funds in a professional manner consistent with the best interests of the Funds and their shareholders. In its deliberations, the Trustees did not identify any particular factor or factors as controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement, as amended, are fair and reasonable; (b) concluded that the Advisor’s fees for each Fund are reasonable in light of, and not so disproportionately large as to bear no reasonable relationship to, the services that it provides to each Fund; and (c) agreed to approve and continue the Investment Advisory Agreement, as amended, based upon the following considerations, among others:

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies (including the extent to which the Funds use derivatives), Fund risk management process, brokerage practices, and the adequacy of its compliance systems and processes, proxy voting policies and practices, and cybersecurity programs. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board, however, examined whether the loss of certain advisory personnel in connection with the recent sale of the Guggenheim ETF business might affect the services provided by the Advisor to the remaining Funds. The Board was assured that such personnel were not previously involved in the management of the Funds and that their departure would not affect the nature, extent or quality of the services provided by the Advisor. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement, as amended, would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, to prepare reports to help the Board compare the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the FUSE reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Advisor’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Funds and their peer funds (e.g., specific differences in principal investment strategies, index rebalance frequency, and the Funds’ tradability feature) that should be reviewed in context. With respect to tradability, in particular, the Board considered that non-tradable funds incur lower expense ratios than tradable funds because non-tradable funds experience less shareholder activity and lower transaction volumes than tradable funds. The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers. The Board also discussed the correlation between a Fund’s assets under management and tracking error, noting that a Fund’s ability to replicate an underlying index rather than employ representative sampling depends, in part, upon the Fund’s size. The Board also considered and requested information detailing the effect of the recent sale of the Guggenheim ETF business on the expense allocation methodology employed by the Advisor. After reviewing the additional information provided by the Advisor, the Board determined the impact on the Funds would be minimal. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE

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OTHER INFORMATION (Unaudited)(concluded)

reports. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis. The Board also considered the effect of the recent sale of the Guggenheim ETF business on the Advisor’s and its affiliates’ profitability, and similar to its conclusion with respect to expenses, determined that the impact would be minimal. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

Economies of Scale. During its April 25th meeting with management, the Board and the Advisor discussed the possible implementation of asset-based advisory fee breakpoints to help ensure any economies of scale would be shared with the Funds’ shareholders. At the May 21st meeting, the Advisor proposed to amend the Investment Advisory Agreement to implement the asset-based breakpoints described herein. The Board noted that many of the Funds had not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board also noted that the breakpoints would benefit shareholders in the long term and that it intends to monitor the asset levels at which the breakpoints are set to determine if they continue to be appropriate in the future.

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be derived by the Advisor and its affiliates as a result of their relationship with the Funds, including any intangible benefits to the Advisor. In particular, the Board considered the nature, extent, quality, and cost of certain distribution and shareholder services performed by the Advisor’s affiliate, Guggenheim Funds Distributors, LLC, under separate distribution agreements, Distribution Plans and Distribution and Shareholder Services Plans pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliate’s commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement, as amended, were reasonable, and that approval of the Investment Advisory Agreement, as amended, was in the best interests of each Fund and its shareholders.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Amy J. Lee** (1961)	Trustee (February 2018-present) and President (2017-present)	Current: Interested Trustee, certain other funds in the Fund Complex (February 2018-present); President, certain other funds in the Fund Complex (2017-present); Chief Legal Officer and Vice President, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-February 2018); and Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	157	None.
INDEPENDENT TRUSTEES
Angela Brock-Kyle (1959)	Trustee, Member of the Audit Committee, and Member of the Compliance and Risk Oversight Committee from 2016 to present; and Member of the Governance and Nominating Committee and Chairwoman of the Compliance and Risk Oversight Committee from 2017 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm) Former: Senior Leader, TIAA (financial services firm) (1987-2012).	109	None.
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance and Nominating Committee from 2017 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	109	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; Member of the Compliance and Risk Oversight Committee from 2010 to present; and Member of the Governance and Nominating Committee from November 2018 to present.	Retired.	109	Epiphany Funds (2) (2009-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Trustee and Member of the Audit Committee from 1997 to present; Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	109	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Trustee and Member of the Audit Committee from 2005 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	109	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Chairman and Member of the Governance and Nominating Committee from 2017 to present; and Member of the Investment and Performance Committee from 2018 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	109	US Global Investors (GROW) (1995-present) and Harvest Volatility Edge Trust (3) (2017-present).
Patrick T. McCarville (1942)	Trustee and Member of the Audit Committee from 1997 to present; and Member of the Governance and Nominating Committee from 2017 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	109	None.
Sandra G. Sponem (1958)	Trustee, Member of the Audit Committee and Chairwoman and Member of the Investment and Performance Committee from 2016 to present; and Member of the Governance and Nominating Committee from 2017 to present.	Current: Retired Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-2017).	109	SSGA Funds (125) (July 2018-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Michael P. Byrum (1970)	Vice President (2000-present)

Current: Senior Vice President, Security Investors, LLC (2010-present); Senior Managing Director, Guggenheim Investments (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present) and Director and Chairman, Advisory Research Center, Inc. (2006-present).

Former: Manager, Guggenheim Specialized Products, LLC (2005-April 2018); Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC (now MUFG Investor Services (US), LLC); Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

James M. Howley (1972)	Assistant Treasurer (2016-present)

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer (2016-present)

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director, Guggenheim Investments (2015-present)

Former: Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-April 2018); Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Mark E. Mathiasen (1978)	Secretary (2017-present)	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2007-present).
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present)

Current: CCO, certain other funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Security Investors, LLC (2012-2018); CCO, Guggenheim Funds Investment Advisors, LLC (2012-2018); CCO, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Margaux Misantone (1978)	AML Officer (2017-present)

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (February 2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-January 2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Adam J. Nelson (1979)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer (2017-Present)

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”) (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	This Trustee is an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of her affiliation with Guggenheim Investments.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The Affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providingthe services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies.

You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com –by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	December 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	December 7, 2018

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	December 7, 2018

*	Print the name and title of each signing officer under his or her signature.